UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	(811-05346)

Exact name of registrant as specified in charter:	Putnam Variable Trust

Address of principal executive offices:	One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Robert T. Burns, Vice President One Post Office Square Boston, Massachusetts 02109

Copy to:	Bryan Chegwidden, Esq. Ropes & Gray LLP 1211 Avenue of the Americas New York, New York 10036

Registrant's telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	December 31, 2017

Date of reporting period :	January 1, 2017 — December 31, 2017

Item 1. Report to Stockholders:

The following is a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act of 1940:

A world of investing.®

Putnam INVESTMENTS

Putnam Variable Trust

Annual report
12 | 31 | 17

Putnam VT
Global Asset Allocation Fund

Message from the Trustees

February 12, 2018

Dear Shareholder:

We enter 2018 on the heels of an impressive year for global stock markets. While bond market performance was a bit uneven in 2017, stocks in most regions worldwide delivered solid advances and encountered very little volatility. As seasoned investors, we realize that benign markets like this rarely last long, and we are monitoring risks accordingly.

Although no one can predict the direction of the markets in the months ahead, Putnam’s experienced investment professionals actively seek to position their fund portfolios for all types of conditions. They take a research-intensive approach to investing that includes risk management strategies designed to serve investors through changing markets.

In all environments, we believe investors should remain focused on time-tested strategies: maintain a well-diversified portfolio, think about long-term goals, and speak regularly with your financial advisor. In the following pages, you will find an overview of your fund’s performance for the reporting period as well as an outlook for the coming months.

Thank you for investing with Putnam.

Performance summary (as of 12/31/17)

Investment objective
Long-term return consistent with preservation of capital

Net asset value December 31, 2017
Class IA: $18.14	Class IB: $18.33

Total return at net asset value
				Putnam
				Balanced
(as of	Class IA	Class IB	Russell 3000	Blended
12/31/17)	shares*	shares†	Index	Benchmark
1 year	15.67%	15.34%	21.13%	14.41%
5 years	63.21	61.21	106.26	58.23
Annualized	10.29	10.02	15.58	9.61
10 years	94.12	89.55	128.22	90.06
Annualized	6.86	6.60	8.60	6.63
Life	874.29	825.48	1,969.77	—
Annualized	7.91	7.72	10.66	—

For a portion of the periods, the fund had expense limitations, without which returns would have been lower.

* Class inception date: February 1, 1988.

† Class inception date: April 30, 1998.

The Russell 3000 Index is an unmanaged index of the 3,000 largest U.S. companies.

Frank Russell Company is the source and owner of the trademarks, service marks, and copyrights related to the Russell Indexes. Russell® is a trademark of Frank Russell Company.

The Putnam Balanced Blended Benchmark is an unmanaged index administered by Putnam Investment Management, LLC, 50% of which is the Russell 3000 Index, 35% of which is the Bloomberg Barclays U.S. Aggregate Bond Index, 10% of which is the MSCI EAFE Index (ND), and 5% of which is the JPMorgan Developed High Yield Index.

Data represent past performance. Past performance does not guarantee future results. More recent returns may be less or more than those shown. Investment return and principal value will fluctuate, and you may have a gain or a loss when you sell your shares. Performance information does not reflect any deduction for taxes a shareholder may owe on fund distributions or on the redemption of fund shares. All total return figures are at net asset value and exclude contract charges and expenses, which are added to the variable annuity contracts to determine total return at unit value. Had these charges and expenses been reflected, performance would have been lower. Performance of class IB shares before their inception is derived from the historical performance of class IA shares, adjusted to reflect the higher operating expenses applicable to such shares. For more recent performance, contact your variable annuity provider who can provide you with performance that reflects the charges and expenses at your contract level.

Allocations are shown as a percentage of the fund’s net assets. Cash and net other assets, if any, represent the market value weights of cash, derivatives, short-term securities, and other unclassified assets in the portfolio. Summary information may differ from the portfolio schedule included in the financial statements due to the inclusion of derivative securities, any interest accruals, the exclusion of as-of trades, if any, the use of different classifications of securities for presentation purposes, and rounding. Holdings and allocations may vary over time.

Putnam VT Global Asset Allocation Fund 1

Report from your fund’s manager

How would you characterize the fund’s investment environment during the 12-month reporting period ended December 31, 2017?

It proved to be a solid year for markets. The Dow Jones Industrial Average surpassed the 20,000 level in February, and the U.S. bull market observed its eighth anniversary in March. Through the end of the period in December, the market experienced relatively low volatility and multiple new record highs for major indexes. During the period, investors did not react noticeably to geopolitical concerns on the Korean peninsula, or to the extreme hurricane season in the Caribbean. Lack of legislative progress also failed to deter investors. In late December, the U.S. Congress passed a major tax reform bill after what proved to be a contentious year in Washington.

With the economy maintaining a solid footing, the Federal Reserve increased its target for short-term interest rates three times during the 12-month period as mostly expected. During the period, the yield curve flattened as short-term rates increased and the benchmark 10-year Treasury bond yield was mostly unchanged. In October 2017, the Fed also began unwinding its balance sheet of over $4 trillion in bonds, amassed since the 2008 financial crisis.

How did Putnam VT Global Asset Allocation Fund perform in this environment?

For the 12 months ended December 31, 2017, the fund’s class IA shares returned 15.67%, outperforming the fund’s custom composite benchmark, but underperforming its all-stock benchmark, the Russell 3000 Index, which posted a gain of 21.13%.

How would you characterize the fund’s positioning during the reporting period?

Asset allocations were generally close to the fund’s Putnam Balanced Blended Benchmark during the period, although we had a slight overweight to U.S. large-cap stocks, which benefited the fund. At the security-selection level, results were positive during the period. In the United States, we employ a selection strategy that uses quantitative research and analysis to assemble a sector-neutral portfolio of stocks that we believe will outperform the broad market. During the period, our selection outperformed the broad rally in stocks and added value to the portfolio. An out-of-benchmark fixed-income position that focused on the securitized debt market, particularly mortgages, also added positive value to the portfolio. International developed equity market selection was one area that detracted slightly, though not enough to offset strength elsewhere.

How did the portfolio use derivatives during the period?

The fund typically uses a variety of derivative instruments to help manage its exposure to market risk. It is our view that the prudent use of derivative instruments such as futures, forward currency contracts, and various swap mechanisms, together with strong management controls, can help us manage portfolio risk more efficiently. During the period, specifically, our use of futures to manage exposure to market risk, hedge prepayment risk and interest-rate risk and gain exposure to interest rates, and to equitize cash, had a notable effect on the portfolio’s return.

What is your outlook for the coming months?

After an extended period of strong stock market gains and low volatility levels, it is certainly possible that volatility could increase, but economic factors are not signaling a recession, in our view. For the most part, we believe consumer and business confidence remains high. The Fed has indicated that it expects to raise rates three times in 2018. An unexpected spike in inflation, for example, could produce an overreaction resulting in accelerated bond yield increases that might impact stock prices or stymie growth, in our view.

We enter 2018 with a slight overweight in equities. While elevated valuation remains a concern, we believe the benefits of tax reform may accelerate earnings-per-share growth, which should continue to keep the momentum positive. In fixed income, we are neutral on interest-rate and credit risk. For rate-sensitive fixed income, subdued inflation and some evidence that strong global growth momentum is peaking should temper the effect of global central bank normalization. In credit, positive momentum and a benign economic environment is offset, in our view, by unattractive balance sheet fundamentals. These include high levels of leverage and declining interest coverage ratios, and tight spreads relative to recent history.

The views expressed in this report are exclusively those of Putnam Management and are subject to change. They are not meant as investment advice. Please note that the holdings discussed in this report may not have been held by the fund for the entire period. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future.

Consider these risks before investing: Allocation of assets among asset classes may hurt performance. Stock and bond prices may fall or fail to rise over time for several reasons, including general financial market conditions (including, in the case of bonds, perceptions about the risk of default and expectations about changes in monetary policy or interest rates), changes in government intervention in the financial markets, and factors related to a specific issuer or industry. These and other factors may also lead to increased volatility and reduced liquidity in the fund’s portfolio holdings. International investing involves currency, economic, and political risks. Emerging-market securities carry illiquidity and volatility risks. Investments in small and/ or midsize companies increase the risk of greater price fluctuations. Growth stocks may be more susceptible to earnings disappointments, and value stocks may fail to rebound. Funds that invest in government securities are not guaranteed. Mortgage-backed investments, unlike traditional debt investments, are also subject to prepayment risk, which means that they may increase in value less than other bonds when interest rates decline and decline in value more than other bonds when interest rates rise. Bond investments are subject to interest-rate risk (the risk of bond prices falling if interest rates rise) and credit risk (the risk of an issuer defaulting on interest or principal payments). Default risk is generally higher for non-qualified mortgages. Interest-rate risk is greater for longer-term bonds, and credit risk is greater for below-investment-grade bonds. Unlike bonds, funds that invest in bonds have fees and expenses. The use of derivatives may increase these risks by increasing investment exposure (which may be considered leverage) or, in the case of over-the-counter instruments,

2 Putnam VT Global Asset Allocation Fund

because of the potential inability to terminate or sell derivatives positions and the potential failure of the other party to the instrument to meet its obligations. You can lose money by investing in the fund.

Your fund’s managers

Portfolio Manager James A. Fetch is Co-Head of Global Asset Allocation. He has been in the investment industry since he joined Putnam in 1994.

In addition to James, your fund is managed by Chief Investment Officer, Global Asset Allocation, Robert J. Schoen and Co-Head of Global Asset Allocation Jason R. Vaillancourt, CFA.

Your fund’s managers also manage other accounts advised by Putnam Management or an affiliate, including retail mutual fund counterparts to the funds in Putnam Variable Trust.

ABOUT DERIVATIVES

Derivatives are an increasingly common type of investment instrument, the performance of which is derived from an underlying security, index, currency, or other area of the capital markets. Derivatives employed by the fund’s managers generally serve one of two main purposes: to implement a strategy that may be difficult or more expensive to invest in through traditional securities, or to hedge unwanted risk associated with a particular position.

For example, the fund’s managers might use currency forward contracts to capitalize on an anticipated change in exchange rates between two currencies. This approach would require a significantly smaller outlay of capital than purchasing traditional bonds denominated in the underlying currencies. In another example, the managers may identify a bond that they believe is undervalued relative to its risk of default, but may seek to reduce the interest-rate risk of that bond by using interest-rate swaps, a derivative through which two parties “swap” payments based on the movement of certain rates. In other examples, the managers may use options and futures contracts to hedge against a variety of risks by establishing a combination of long and short exposures to specific equity markets or sectors.

Like any other investment, derivatives may not appreciate in value and may lose money. Derivatives may amplify traditional investment risks through the creation of leverage and may be less liquid than traditional securities. And because derivatives typically represent contractual agreements between two financial institutions, derivatives entail “counterparty risk,” which is the risk that the other party is unable or unwilling to pay. Putnam monitors the counterparty risks we assume. For example, Putnam often enters into collateral agreements that require the counterparties to post collateral on a regular basis to cover their obligations to the fund. Counterparty risk for exchange-traded futures and centrally cleared swaps is mitigated by the daily exchange of margin and other safeguards against default through their respective clearinghouses.

Putnam VT Global Asset Allocation Fund 3

Understanding your fund’s expenses

As an investor in a variable annuity product that invests in a registered investment company, you pay ongoing expenses, such as management fees, distribution fees (12b-1 fees), and other expenses. Using the following information, you can estimate how these expenses affect your investment and compare them with the expenses of other funds. You may also pay one-time transaction expenses, which are not shown in this section and would result in higher total expenses. Charges and expenses at the insurance company separate account level are not reflected. For more information, see your fund’s prospectus or talk to your financial representative.

Review your fund’s expenses

The two left-hand columns of the Expenses per $1,000 table show the expenses you would have paid on a $1,000 investment in your fund from 7/1/17 to 12/31/17. They also show how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses. To estimate the ongoing expenses you paid over the period, divide your account value by $1,000, then multiply the result by the number in the first line for the class of shares you own.

Compare your fund’s expenses with those of other funds

The two right-hand columns of the Expenses per $1,000 table show your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total costs) of investing in the fund with those of other funds. All shareholder reports of mutual funds and funds serving as variable annuity vehicles will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expense ratios
	Class IA	Class IB
Net expenses for the fiscal year ended
12/31/16*	0.88%	1.13%
Total annual operating expenses for the fiscal
year ended 12/31/16	0.90%	1.15%
Annualized expense ratio for the six-month
period ended 12/31/17†	0.86%	1.11%

Fiscal-year expense information in this table is taken from the most recent prospectus, is subject to change, and may differ from that shown for the annualized expense ratio and in the financial highlights of this report.

Expenses are shown as a percentage of average net assets.

*Reflects Putnam Management’s contractual obligation to limit certain fund expenses through 4/30/18.

†For the fund’s most recent fiscal half year; may differ from expense ratios based on one-year data in the financial highlights.

Expenses per $1,000
Expenses and value for a
	Expenses and value for a		$1,000 investment, assuming
	$1,000 investment, assuming		a hypothetical 5% annualized
	actual returns for the		return for the 6 months
	6 months ended 12/31/17		ended 12/31/17
	Class IA	Class IB	Class IA	Class IB
Expenses paid
per $1,000*†	$4.51	$5.82	$4.38	$5.65
Ending value
(after
expenses)	$1,082.30	$1,080.80	$1,020.87	$1,019.61

*Expenses for each share class are calculated using the fund’s annualized expense ratio for each class, which represents the ongoing expenses as a percentage of average net assets for the six months ended 12/31/17. The expense ratio may differ for each share class.

†Expenses based on actual returns are calculated by multiplying the expense ratio by the average account value for the period; then multiplying the result by the number of days in the period; and then dividing that result by the number of days in the year. Expenses based on a hypothetical 5% return are calculated by multiplying the expense ratio by the average account value for the six-month period; then multiplying the result by the number of days in the six-month period; and then dividing that result by the number of days in the year.

4 Putnam VT Global Asset Allocation Fund

Report of Independent Registered Public Accounting Firm

To the Trustees of Putnam Variable Trust
and Shareholders of Putnam VT Global Asset Allocation Fund

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the portfolio, of Putnam VT Global Asset Allocation Fund (one of the funds constituting Putnam Variable Trust, referred to hereafter as the “Fund”) as of December 31, 2017, the related statement of operations for the year ended December 31, 2017, the statement of changes in net assets for each of the two years in the period ended December 31, 2017, including the related notes, and the financial highlights for each of the five years in the period ended December 31, 2017 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of December 31, 2017, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended December 31, 2017 and the financial highlights for each of the five years in the period ended December 31, 2017 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2017 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Boston, Massachusetts
February 12, 2018

We have served as the auditor of one or more investment companies in the Putnam Investments family of mutual funds since at least 1957. We have not determined the specific year we began serving as auditor.

Putnam VT Global Asset Allocation Fund 5

The fund’s portfolio 12/31/17

COMMON STOCKS (57.0%)*	Shares	Value
Banking (4.0%)
BNP Paribas SA (France)	3,061	$228,271
Citigroup, Inc.	21,546	1,603,238
Credit Agricole SA (France)	5,317	87,835
DNB ASA (Norway)	4,759	87,993
Industrial Bank of Korea (South Korea)	7,084	108,631
Japan Post Bank Co., Ltd. (Japan)	800	10,388
JPMorgan Chase & Co.	20,095	2,148,959
Mitsubishi UFJ Financial Group, Inc. (Japan)	35,700	261,945
PNC Financial Services Group, Inc. (The)	2,782	401,415
Regions Financial Corp.	22,953	396,628
Resona Holdings, Inc. (Japan)	31,300	187,053
Societe Generale SA (France)	2,851	146,991
Sumitomo Mitsui Trust Holdings, Inc. (Japan)	1,300	51,627
SunTrust Banks, Inc.	4,329	279,610
Synovus Financial Corp.	1,364	65,390
TCF Financial Corp.	3,069	62,915
		6,128,889
Basic materials (1.8%)
Anglo American PLC (United Kingdom)	2,922	61,070
Asahi Kasei Corp. (Japan)	6,800	87,598
Ashland Global Holdings, Inc.	517	36,810
BASF SE (Germany)	911	99,978
BHP Billiton, Ltd. (Australia)	3,567	82,106
Celanese Corp. Ser. A	323	34,587
CIMIC Group, Ltd. (Australia)	4,159	166,779
Covestro AG (Germany)	665	68,377
Domtar Corp.	1,347	66,703
Evonik Industries AG (Germany)	4,389	164,660
Fortescue Metals Group, Ltd. (Australia)	11,438	43,464
Hitachi Chemical Co., Ltd. (Japan)	1,000	25,694
HOCHTIEF AG (Germany)	880	155,097
Huntsman Corp.	9,232	307,333
Kajima Corp. (Japan)	4,000	38,443
Kuraray Co., Ltd. (Japan)	3,000	56,625
Mitsubishi Chemical Holdings Corp. (Japan)	9,100	99,903
Mitsubishi Gas Chemical Co., Inc. (Japan)	1,600	46,030
Mitsubishi Materials Corp. (Japan)	400	14,241
Newmont Mining Corp.	4,421	165,876
Packaging Corp. of America	1,982	238,930
Rio Tinto PLC (United Kingdom)	1,344	70,933
Sherwin-Williams Co. (The)	1,122	460,065
Taisei Corp. (Japan)	1,400	69,636
voestalpine AG (Austria)	729	43,573
W.R. Grace & Co.	1,728	121,185
		2,825,696
Capital goods (4.1%)
ACS Actividades de Construccion y Servicios SA
(Spain)	3,728	145,862
Allison Transmission Holdings, Inc.	8,367	360,367
Avery Dennison Corp.	1,617	185,729
Berry Plastics Group, Inc. †	1,423	83,487
Boeing Co. (The)	4,187	1,234,788
BWX Technologies, Inc.	1,805	109,184
Crane Co.	413	36,848
Crown Holdings, Inc. †	5,195	292,219
Cummins, Inc.	2,788	492,472

COMMON STOCKS (57.0%)* cont.	Shares	Value
Capital goods cont.
Hitachi, Ltd. (Japan)	21,000	$163,361
Huntington Ingalls Industries, Inc.	794	187,146
Ingersoll-Rand PLC	3,777	336,871
Jacobs Engineering Group, Inc.	2,283	150,587
JTEKT Corp (Japan)	2,300	39,535
L3 Technologies, Inc.	2,817	557,343
Northrop Grumman Corp.	1,997	612,899
Oshkosh Corp.	403	36,629
Parker Hannifin Corp.	1,874	374,013
Raytheon Co.	1,922	361,048
Spirit AeroSystems Holdings, Inc. Class A	2,283	199,192
Waste Management, Inc.	3,274	282,546
		6,242,126
Communication services (1.9%)
ACC Claims Holdings, LLC Class A (Units) F	45,210	271
AMC Networks, Inc. Class A †	1,972	106,646
BT Group PLC (United Kingdom)	11,896	43,556
Eutelsat Communications SA (France)	512	11,822
Juniper Networks, Inc.	11,470	326,895
KDDI Corp. (Japan)	7,400	184,240
Nippon Telegraph & Telephone Corp. (Japan)	3,800	178,811
Sky PLC (United Kingdom) †	12,765	174,064
Telstra Corp., Ltd. (Australia)	53,055	150,188
Verizon Communications, Inc.	31,186	1,650,675
		2,827,168
Conglomerates (0.6%)
AMETEK, Inc.	2,301	166,753
Bouygues SA (France)	3,544	184,106
Danaher Corp.	3,256	302,222
Marubeni Corp. (Japan)	23,700	172,090
Mitsui & Co., Ltd. (Japan)	8,700	141,295
		966,466
Consumer cyclicals (7.8%)
Adecco Group AG (Switzerland)	2,127	162,566
Amazon.com, Inc. †	194	226,877
Berkeley Group Holdings PLC (The) (United Kingdom)	2,480	140,433
Booz Allen Hamilton Holding Corp.	2,612	99,596
Caesars Entertainment Corp. †	630	7,970
Carnival PLC (United Kingdom)	2,481	163,128
Carter’s, Inc.	540	63,445
Clorox Co. (The)	2,283	339,573
Dai Nippon Printing Co., Ltd. (Japan)	2,500	55,777
Discovery Communications, Inc. Class A † S	19,462	435,560
Dolby Laboratories, Inc. Class A	788	48,856
Electrolux AB Ser. B (Sweden)	4,440	142,798
Extended Stay America, Inc. (Units)	5,686	108,034
Fiat Chrysler Automobiles NV (Italy) †	8,203	146,264
Ford Motor Co.	4,547	56,792
Harvey Norman Holdings, Ltd. (Australia)	20,392	66,218
Hasbro, Inc.	2,538	230,679
Hilton Grand Vacations, Inc. †	841	35,280
Hilton Worldwide Holdings, Inc.	3,757	300,034
Home Depot, Inc. (The)	6,323	1,198,398
Hyatt Hotels Corp. Class A †	685	50,375
Industrivarden AB Class A (Sweden)	5,994	154,373
KAR Auction Services, Inc.	2,252	113,749
Kimberly-Clark Corp.	4,306	519,562
Kingfisher PLC (United Kingdom)	32,324	147,357

6 Putnam VT Global Asset Allocation Fund

COMMON STOCKS (57.0%)* cont.	Shares	Value
Consumer cyclicals cont.
Lagardere SCA (France)	676	$21,657
Lear Corp.	1,206	213,052
Liberty SiriusXM Group Class A †	2,496	98,991
Live Nation Entertainment, Inc. †	3,202	136,309
Lowe’s Cos., Inc.	11,895	1,105,521
Marks & Spencer Group PLC (United Kingdom)	33,086	140,321
Masco Corp.	4,945	217,283
Mazda Motor Corp. (Japan)	1,400	18,785
Michael Kors Holdings, Ltd. †	4,118	259,228
Namco Bandai Holdings, Inc. (Japan)	1,000	32,713
News Corp. Class A	4,521	73,285
Nissan Motor Co., Ltd. (Japan)	5,400	53,854
NVR, Inc. †	50	175,411
Peugeot SA (France)	6,614	134,354
PVH Corp.	2,517	345,358
Ralph Lauren Corp. S	5,911	612,912
Randstad Holding NV (Netherlands)	758	46,508
Renault SA (France)	722	72,567
Ross Stores, Inc.	5,295	424,924
Royal Caribbean Cruises, Ltd.	3,242	386,706
RTL Group SA (Belgium)	582	46,740
S&P Global, Inc.	2,305	390,467
ServiceMaster Global Holdings, Inc. †	1,455	74,598
Suzuki Motor Corp. (Japan)	200	11,584
Taylor Wimpey PLC (United Kingdom)	66,073	184,059
Thor Industries, Inc.	1,051	158,407
TJX Cos., Inc. (The)	3,598	275,103
Toppan Printing Co., Ltd. (Japan)	7,000	63,253
Toro Co. (The)	990	64,578
Total System Services, Inc.	2,171	171,704
TUI AG (Germany)	8,524	176,493
Visteon Corp. †	967	121,010
Walt Disney Co. (The)	4,106	441,436
Yue Yuen Industrial Holdings, Ltd. (Hong Kong)	7,500	29,430
		11,792,295
Consumer finance (0.5%)
Discover Financial Services	4,217	324,372
Synchrony Financial	10,219	394,556
		718,928
Consumer staples (4.8%)
Associated British Foods PLC (United Kingdom)	2,780	105,686
Coca-Cola Amatil, Ltd. (Australia)	19,609	130,059
ConAgra Foods, Inc.	6,086	229,260
Delivery Hero Holding GmbH (Germany) †	600	23,732
Distribuidora Internacional de Alimentacion SA
(Spain)	4,092	21,097
Dr. Pepper Snapple Group, Inc.	1,108	107,542
Heineken Holding NV (Netherlands)	706	69,751
Hershey Co. (The)	2,568	291,494
Ingredion, Inc.	1,206	168,599
ITOCHU Corp. (Japan)	11,300	210,980
J Sainsbury PLC (United Kingdom)	48,515	157,943
Kao Corp. (Japan)	3,100	209,677
Lamb Weston Holdings, Inc.	2,233	126,053
Liberty Expedia Holdings, Inc. Class A †	759	33,646
ManpowerGroup, Inc.	1,256	158,394
McDonald’s Corp.	4,082	702,594
Metro Wholesale & Food Specialist AG (Germany) †	5,446	108,775

COMMON STOCKS (57.0%)* cont.	Shares	Value
Consumer staples cont.
Nestle SA (Switzerland)	1,495	$128,469
PepsiCo, Inc.	8,356	1,002,052
Pinnacle Foods, Inc.	2,015	119,832
Procter & Gamble Co. (The)	5,421	498,081
Swedish Match AB (Sweden)	1,788	70,377
Sysco Corp.	7,307	443,754
Tate & Lyle PLC (United Kingdom)	17,201	163,173
Toyota Tsusho Corp. (Japan)	3,200	128,608
Tyson Foods, Inc. Class A	7,459	604,701
Unilever NV ADR (Netherlands)	835	46,914
US Foods Holding Corp. †	5,133	163,897
Walgreens Boots Alliance, Inc.	7,117	516,837
WH Group, Ltd. (Hong Kong)	104,500	117,792
WM Morrison Supermarkets PLC (United Kingdom)	49,811	147,831
Yum! Brands, Inc.	2,830	230,956
		7,238,556
Energy (3.0%)
Caltex Australia, Ltd. (Australia)	1,366	36,230
Chevron Corp.	7,341	919,020
Exxon Mobil Corp.	15,311	1,280,612
Halcon Resources Corp. †	899	6,805
Marathon Petroleum Corp.	6,969	459,815
Milagro Oil & Gas, Inc. (Units) F	15	1,215
Nine Point Energy F	89	1,225
Repsol SA (Spain)	10,412	184,018
Royal Dutch Shell PLC Class B (United Kingdom)	3,318	111,906
SandRidge Energy, Inc. †	431	9,081
Tervita Corp. Class A (Canada)	16	124
Total SA (France)	5,329	294,029
Valero Energy Corp.	8,642	794,286
Vestas Wind Systems A/S (Denmark)	773	52,986
Williams Cos., Inc. (The)	15,268	465,521
		4,616,873
Financial (0.9%)
3i Group PLC (United Kingdom)	19,437	239,588
AerCap Holdings NV (Ireland) †	647	34,039
Ally Financial, Inc.	7,477	218,029
Assurant, Inc.	904	91,159
BGC Partners, Inc. Class A	3,173	47,944
CoreLogic, Inc. †	762	35,212
DGB Financial Group, Inc. (South Korea)	4,059	39,922
HSBC Holdings PLC (United Kingdom)	4,013	41,386
Mizuho Financial Group, Inc. (Japan)	107,800	195,809
ORIX Corp. (Japan)	10,400	175,846
Sumitomo Mitsui Financial Group, Inc. (Japan)	5,200	224,588
Wharf Real Estate Investment Co., Ltd.
(Hong Kong) †	4,000	26,623
		1,370,145
Government (0.1%)
Poste Italiane SpA (Italy)	10,107	76,091
		76,091
Health care (7.2%)
AbbVie, Inc.	4,435	428,909
Alfresa Holdings Corp. (Japan)	500	11,735
Allergan PLC	198	32,389
Amgen, Inc.	2,020	351,278
Anthem, Inc.	2,971	668,505
AstraZeneca PLC (United Kingdom)	387	26,557
Bayer AG (Germany)	722	89,799

Putnam VT Global Asset Allocation Fund 7

COMMON STOCKS (57.0%)* cont.	Shares	Value
Health care cont.
Biogen, Inc. †	307	$97,801
Bristol-Myers Squibb Co.	5,160	316,205
Bruker Corp.	1,288	44,204
Celgene Corp. †	5,471	570,954
Charles River Laboratories International, Inc. †	937	102,555
Cigna Corp.	2,689	546,109
Eli Lilly & Co.	6,722	567,740
Fresenius Medical Care AG & Co., KGaA (Germany)	866	91,210
Gilead Sciences, Inc.	4,813	344,803
GlaxoSmithKline PLC (United Kingdom)	12,048	213,103
Humana, Inc.	2,039	505,815
Johnson & Johnson	8,611	1,203,129
McKesson Corp.	3,770	587,932
Medipal Holdings Corp. (Japan)	2,600	50,917
Merck & Co., Inc.	10,459	588,528
Mitsubishi Tanabe Pharma Corp. (Japan)	3,700	76,268
Novartis AG (Switzerland)	4,130	349,157
Pfizer, Inc.	4,269	154,623
Premier, Inc. Class A †	1,237	36,108
Roche Holding AG (Switzerland)	1,358	343,497
Sanofi (France)	2,816	242,468
Service Corp. International/US	2,158	80,537
Shionogi & Co., Ltd. (Japan)	2,500	135,167
UnitedHealth Group, Inc.	7,310	1,611,563
Vertex Pharmaceuticals, Inc. †	1,055	158,102
WellCare Health Plans, Inc. †	1,089	219,009
		10,846,676
Insurance (2.4%)
Aflac, Inc.	4,419	387,900
Allianz SE (Germany)	1,232	282,145
Allstate Corp. (The)	4,201	439,887
American Financial Group, Inc.	646	70,117
Assured Guaranty, Ltd.	2,023	68,519
AXA SA (France)	6,526	193,420
Hartford Financial Services Group, Inc. (The)	5,420	305,038
Lincoln National Corp.	2,602	200,016
Mapfre SA (Spain)	11,790	37,799
Muenchener Rueckversicherungs-Gesellschaft AG in
Muenchen (Germany)	797	172,782
NN Group NV (Netherlands)	3,973	171,789
Principal Financial Group, Inc.	2,006	141,543
Prudential Financial, Inc.	4,255	489,240
Reinsurance Group of America, Inc.	639	99,639
Swiss Re AG (Switzerland)	2,006	187,775
Torchmark Corp.	810	73,475
Travelers Cos., Inc. (The)	1,109	150,425
Unum Group	2,736	150,179
		3,621,688
Investment banking/Brokerage (1.1%)
Ameriprise Financial, Inc.	2,473	419,099
Daiwa Securities Group, Inc. (Japan)	4,000	25,103
E*Trade Financial Corp. †	9,226	457,333
Goldman Sachs Group, Inc. (The)	1,479	376,790
Morgan Stanley	3,781	198,389
Nomura Holdings, Inc. (Japan)	21,200	125,185
Raymond James Financial, Inc.	491	43,846
		1,645,745

COMMON STOCKS (57.0%)* cont.	Shares	Value
Real estate (2.2%)
AGNC Investment Corp. R	10,477	$211,531
Apartment Investment & Management Co. Class A R	1,807	78,984
Apple Hospitality REIT, Inc. R	2,853	55,947
Barratt Developments PLC (United Kingdom)	12,185	106,485
Brandywine Realty Trust R	2,704	49,186
Brixmor Property Group, Inc. R	4,863	90,744
Camden Property Trust R	1,377	126,767
CBRE Group, Inc. Class A †	3,288	142,403
Cheung Kong Property Holdings, Ltd. (Hong Kong)	19,000	166,077
Chimera Investment Corp. R	2,675	49,434
Colony NorthStar, Inc. Class A R	7,061	80,566
Duke Realty Corp. R	4,243	115,452
Equity Commonwealth † R	1,124	34,293
Equity Lifestyle Properties, Inc. R	687	61,157
Equity Residential Trust R	3,845	245,196
Fonciere Des Regions (France) R	1,555	176,188
Forest City Realty Trust, Inc. Class A R	3,561	85,820
Gaming and Leisure Properties, Inc. R	1,299	48,063
HCP, Inc. R	6,319	164,800
Highwoods Properties, Inc. R	1,583	80,591
Hudson Pacific Properties, Inc. R	1,555	53,259
Kerry Properties, Ltd. (Hong Kong)	14,500	65,228
Liberty Property Trust R	1,684	72,429
MFA Financial, Inc. R	4,387	34,745
Nomura Real Estate Holdings, Inc. (Japan)	1,400	31,395
Outfront Media, Inc. R	1,990	46,168
Park Hotels & Resorts, Inc. R	3,555	102,206
Persimmon PLC (United Kingdom)	4,893	180,692
Realogy Holdings Corp.	3,628	96,142
Senior Housing Properties Trust R	1,779	34,068
Spirit Realty Capital, Inc. R	11,964	102,651
Starwood Property Trust, Inc. R	3,489	74,490
Sun Hung Kai Properties, Ltd. (Hong Kong)	4,000	66,631
Vornado Realty Trust R	2,076	162,302
Wharf Holdings, Ltd. (The) (Hong Kong)	4,000	13,832
WP Carey, Inc. R	476	32,796
		3,338,718
Technology (10.9%)
Adobe Systems, Inc. †	1,164	203,979
Agilent Technologies, Inc.	2,760	184,837
Alphabet, Inc. Class A †	2,610	2,749,374
Amadeus IT Holding SA Class A (Spain)	3,287	236,587
Amdocs, Ltd.	3,385	221,650
Apple, Inc.	10,633	1,799,423
Applied Materials, Inc.	4,604	235,356
AtoS SE (France)	476	69,287
Avaya Holdings Corp. †	1,176	20,639
Cadence Design Systems, Inc. †	3,410	142,606
Citrix Systems, Inc. †	3,485	306,680
Cognizant Technology Solutions Corp. Class A	1,838	130,535
Dun & Bradstreet Corp. (The)	1,191	141,026
DXC Technology Co.	4,056	384,914
Electronic Arts, Inc. †	4,965	521,623
F5 Networks, Inc. †	1,539	201,948
Facebook, Inc. Class A †	3,443	607,552
Fortinet, Inc. †	5,135	224,348
Fujitsu, Ltd. (Japan)	1,000	7,088

8 Putnam VT Global Asset Allocation Fund

COMMON STOCKS (57.0%)* cont.	Shares	Value
Technology cont.
Hoya Corp. (Japan)	1,100	$54,965
HP, Inc.	27,657	581,074
IBM Corp.	4,119	631,937
Intuit, Inc.	3,029	477,916
KLA-Tencor Corp.	2,932	308,065
Maxim Integrated Products, Inc.	4,718	246,657
Microsoft Corp.	32,726	2,799,382
Mixi, Inc. (Japan)	100	4,492
NXP Semiconductor NV †	7,236	847,263
Otsuka Corp. (Japan)	700	53,622
Rockwell Automation, Inc.	389	76,380
Samsung Electronics Co., Ltd. (South Korea)	66	156,804
Synopsys, Inc. †	1,878	160,081
Texas Instruments, Inc.	9,719	1,015,052
Trimble Inc. †	2,029	82,459
VMware, Inc. Class A † S	3,186	399,270
Xerox Corp.	5,149	150,093
Zebra Technologies Corp. Class A †	653	67,781
		16,502,745
Transportation (1.5%)
ANA Holdings, Inc. (Japan)	1,600	66,775
Central Japan Railway Co. (Japan)	900	161,068
Deutsche Lufthansa AG (Germany)	545	20,034
Deutsche Post AG (Germany)	5,075	241,087
International Consolidated Airlines Group SA
(Spain)	3,455	29,955
Japan Airlines Co., Ltd. (Japan)	500	19,565
Qantas Airways, Ltd. (Australia)	23,388	91,813
Royal Mail PLC (United Kingdom)	16,979	103,753
Southwest Airlines Co.	9,190	601,486
Union Pacific Corp.	7,254	972,761
Yangzijiang Shipbuilding Holdings, Ltd. (China)	17,900	19,672
		2,327,969
Utilities and power (2.2%)
American Electric Power Co., Inc.	4,659	342,763
CenterPoint Energy, Inc.	5,340	151,442
Centrica PLC (United Kingdom)	59,007	109,255
Edison International	2,814	177,957
Endesa SA (Spain)	3,323	71,087
Enel SpA (Italy)	38,567	237,056
ENGIE SA (France)	954	16,391
Eni SpA (Italy)	988	16,338
Entergy Corp.	7,138	580,962
Exelon Corp.	7,273	286,629
FirstEnergy Corp.	9,068	277,662
Gas Natural SDG SA (Spain)	412	9,506
Iberdrola SA (Spain)	3,204	24,795
Innogy SE (Germany)	1,746	68,042
Kinder Morgan, Inc.	23,570	425,910
NiSource, Inc.	1,256	32,242
OGE Energy Corp.	1,950	64,175
PPL Corp.	5,832	180,500
Texas Competitive Electric Holdings Co., LLC/TCEH
Finance, Inc. (Rights)	1,923	1,538
UGI Corp.	3,278	153,902
Vectren Corp.	821	53,381
		3,281,533

Total common stocks (cost $69,899,556)		$86,368,307

CORPORATE BONDS
AND NOTES (15.3%)*	Principal amount	Value

Basic materials (1.2%)
A Schulman, Inc. company guaranty sr. unsec.
unsub. notes 6.875%, 6/1/23	$5,000	$5,200
Agrium, Inc. sr. unsec. unsub. notes 5.25%,
1/15/45 (Canada)	20,000	23,269
AK Steel Corp. company guaranty sr. unsec.
notes 6.375%, 10/15/25	10,000	9,900
Allegheny Technologies, Inc. sr. unsec.
unsub. notes 5.95%, 1/15/21	10,000	10,200
ArcelorMittal SA sr. unsec. unsub. bonds 6.125%,
6/1/25 (France)	10,000	11,475
ArcelorMittal SA sr. unsec. unsub. notes 7.50%,
10/15/39 (France)	15,000	19,200
Beacon Escrow Corp. 144A sr. unsec. notes 4.875%,
11/1/25	15,000	15,056
Beacon Roofing Supply, Inc. company
guaranty sr. unsec. unsub. notes 6.375%, 10/1/23	20,000	21,275
Big River Steel, LLC/BRS Finance Corp. 144A
company guaranty sr. notes 7.25%, 9/1/25	20,000	21,150
Blue Cube Spinco, Inc. company
guaranty sr. unsec. unsub. notes 9.75%, 10/15/23	20,000	23,600
BMC East, LLC 144A company
guaranty sr. notes 5.50%, 10/1/24	25,000	25,875
Boise Cascade Co. 144A company
guaranty sr. unsec. notes 5.625%, 9/1/24	25,000	26,375
Builders FirstSource, Inc. 144A company
guaranty sr. unsub. notes 5.625%, 9/1/24	25,000	26,018
BWAY Holding Co. 144A sr. notes 5.50%, 4/15/24	15,000	15,600
BWAY Holding Co. 144A sr. unsec. notes 7.25%,
4/15/25	40,000	41,300
Celanese US Holdings, LLC company
guaranty sr. unsec. unsub. notes 4.625%,
11/15/22 (Germany)	22,000	23,279
CF Industries, Inc. company guaranty sr. unsec.
bonds 4.95%, 6/1/43	15,000	14,175
CF Industries, Inc. 144A company
guaranty sr. notes 4.50%, 12/1/26	50,000	52,120
Chemours Co. (The) company guaranty sr. unsec.
notes 5.375%, 5/15/27	10,000	10,350
Chemours Co. (The) company guaranty sr. unsec.
unsub. notes 7.00%, 5/15/25	10,000	10,850
Chemours Co. (The) company guaranty sr. unsec.
unsub. notes 6.625%, 5/15/23	10,000	10,575
Compass Minerals International, Inc. 144A company
guaranty sr. unsec. notes 4.875%, 7/15/24	25,000	24,688
CPG Merger Sub, LLC 144A company
guaranty sr. unsec. notes 8.00%, 10/1/21	7,000	7,228
Cornerstone Chemical Co. 144A company
guaranty sr. notes 6.75%, 8/15/24	20,000	19,975
E. I. du Pont de Nemours & Co. sr. unsec.
notes 3.625%, 1/15/21	95,000	98,180
E. I. du Pont de Nemours & Co. sr. unsec.
unsub. FRN BBA LIBOR USD 3 Month + 0.53%,
1.907%, 5/1/20	5,000	5,031
Eastman Chemical Co. sr. unsec. notes 3.80%,
3/15/25	40,000	41,581
Flex Acquisition Co., Inc. 144A sr. unsec.
notes 6.875%, 1/15/25	15,000	15,534
Freeport-McMoRan, Inc. company
guaranty sr. unsec. notes 6.875%, 2/15/23
(Indonesia)	20,000	21,800

Putnam VT Global Asset Allocation Fund 9

CORPORATE BONDS
AND NOTES (15.3%)* cont.	Principal amount	Value

Basic materials cont.
Freeport-McMoRan, Inc. company
guaranty sr. unsec. sub. notes 6.75%, 2/1/22
(Indonesia)	$5,000	$5,175
GCP Applied Technologies, Inc. 144A company
guaranty sr. unsec. notes 9.50%, 2/1/23	30,000	33,300
Glencore Funding, LLC 144A company
guaranty sr. unsec. unsub. notes 4.625%, 4/29/24	87,000	91,855
Glencore Funding, LLC 144A company
guaranty sr. unsec. unsub. notes 4.00%, 4/16/25	59,000	59,593
Huntsman International, LLC company
guaranty sr. unsec. unsub. notes 4.875%,
11/15/20	20,000	20,800
International Paper Co. sr. unsec.
unsub. notes 3.00%, 2/15/27	30,000	29,086
Joseph T Ryerson & Son, Inc. 144A
sr. notes 11.00%, 5/15/22	10,000	11,188
Kraton Polymers, LLC/Kraton Polymers
Capital Corp. 144A company guaranty sr. unsec.
notes 10.50%, 4/15/23	20,000	22,600
Kraton Polymers, LLC/Kraton Polymers
Capital Corp. 144A company guaranty sr. unsec.
notes 7.00%, 4/15/25	10,000	10,700
Louisiana-Pacific Corp. company
guaranty sr. unsec. unsub. notes 4.875%, 9/15/24	25,000	25,813
Mercer International, Inc. company
guaranty sr. unsec. notes 7.75%, 12/1/22
(Canada)	4,000	4,240
Mercer International, Inc. sr. unsec.
notes 6.50%, 2/1/24 (Canada)	20,000	21,250
Mercer International, Inc. 144A sr. unsec.
notes 5.50%, 1/15/26 (Canada)	10,000	10,150
Methanex Corp. sr. unsec. unsub. notes 5.65%,
12/1/44 (Canada)	45,000	46,761
Methanex Corp. sr. unsec. unsub. notes 3.25%,
12/15/19 (Canada)	6,000	6,017
New Gold, Inc. 144A company guaranty sr. unsec.
unsub. notes 6.25%, 11/15/22 (Canada)	10,000	10,325
New Gold, Inc. 144A sr. unsec. notes 6.375%,
5/15/25 (Canada)	5,000	5,269
Northwest Acquisitions ULC/Dominion Finco, Inc.
144A notes 7.125%, 11/1/22	5,000	5,163
NOVA Chemicals Corp. 144A sr. unsec. bonds 5.25%,
6/1/27 (Canada)	16,000	15,960
NOVA Chemicals Corp. 144A sr. unsec.
notes 4.875%, 6/1/24 (Canada)	9,000	8,978
Novelis Corp. 144A company guaranty sr. unsec.
bonds 5.875%, 9/30/26	25,000	25,500
Novelis Corp. 144A company guaranty sr. unsec.
notes 6.25%, 8/15/24	10,000	10,425
Packaging Corp. of America sr. unsec.
unsub. notes 4.50%, 11/1/23	45,000	48,405
Park-Ohio Industries, Inc. company
guaranty sr. unsec. notes 6.625%, 4/15/27	20,000	21,550
Platform Specialty Products Corp. 144A company
guaranty sr. unsec. notes 5.875%, 12/1/25	25,000	24,813
Platform Specialty Products Corp. 144A sr. unsec.
notes 6.50%, 2/1/22	5,000	5,169
Sealed Air Corp. 144A sr. unsec. bonds 5.50%,
9/15/25	5,000	5,450
Sherwin-Williams Co. (The) sr. unsec.
unsub. bonds 3.45%, 6/1/27	35,000	35,560

CORPORATE BONDS
AND NOTES (15.3%)* cont.	Principal amount	Value

Basic materials cont.
Sherwin-Williams Co. (The) sr. unsec.
unsub. notes 2.75%, 6/1/22	$15,000	$14,942
Smurfit Kappa Treasury Funding, Ltd. company
guaranty sr. unsec. unsub. notes 7.50%, 11/20/25
(Ireland)	15,000	18,056
Steel Dynamics, Inc. company guaranty sr. unsec.
notes 5.00%, 12/15/26	5,000	5,288
Steel Dynamics, Inc. company guaranty sr. unsec.
unsub. notes 5.50%, 10/1/24	20,000	21,250
Steel Dynamics, Inc. company guaranty sr. unsec.
unsub. notes 5.25%, 4/15/23	3,000	3,090
Steel Dynamics, Inc. 144A company
guaranty sr. unsec. notes 4.125%, 9/15/25	40,000	40,150
Teck Resources, Ltd. company guaranty sr. unsec.
unsub. notes 4.75%, 1/15/22 (Canada)	5,000	5,219
Teck Resources, Ltd. company guaranty sr. unsec.
unsub. notes 3.75%, 2/1/23 (Canada)	5,000	5,013
Teck Resources, Ltd. 144A company
guaranty sr. unsec. notes 8.50%, 6/1/24 (Canada)	5,000	5,650
TMS International Corp. 144A sr. unsec.
notes 7.25%, 8/15/25	15,000	15,675
Trinseo Materials Operating SCA/Trinseo Materials
Finance, Inc. 144A sr. unsec. notes 5.375%,
9/1/25 (Luxembourg)	10,000	10,300
Tronox Finance PLC 144A company
guaranty sr. unsec. notes 5.75%, 10/1/25
(United Kingdom)	5,000	5,138
U.S. Concrete, Inc. company guaranty sr. unsec.
unsub. notes 6.375%, 6/1/24	20,000	21,450
Univar USA, Inc. 144A company guaranty sr. unsec.
notes 6.75%, 7/15/23	15,000	15,675
USG Corp. 144A company guaranty sr. unsec.
bonds 4.875%, 6/1/27	20,000	20,731
USG Corp. 144A company guaranty sr. unsec.
notes 5.50%, 3/1/25	10,000	10,625
Venator Finance SARL/Venator Materials Corp. 144A
sr. unsec. notes 5.75%, 7/15/25 (Luxembourg)	10,000	10,550
Weekley Homes, LLC/Weekley Finance Corp.
sr. unsec. notes 6.00%, 2/1/23	10,000	9,950
Westlake Chemical Corp. company
guaranty sr. unsec. unsub. bonds 4.375%,
11/15/47	55,000	57,119
Westlake Chemical Corp. company
guaranty sr. unsec. unsub. notes 3.60%, 8/15/26	31,000	31,179
WestRock MWV, LLC company guaranty sr. unsec.
unsub. notes 8.20%, 1/15/30	35,000	49,205
WestRock MWV, LLC company guaranty sr. unsec.
unsub. notes 7.95%, 2/15/31	10,000	14,062
Weyerhaeuser Co. sr. unsec. unsub. notes 7.375%,
3/15/32 R	48,000	66,301
WR Grace & Co.- Conn. 144A company
guaranty sr. unsec. notes 5.625%, 10/1/24	10,000	10,788
Zekelman Industries, Inc. 144A company
guaranty sr. notes 9.875%, 6/15/23	15,000	16,875
		1,756,235
Capital goods (0.8%)
Advanced Disposal Services, Inc. 144A sr. unsec.
notes 5.625%, 11/15/24	30,000	30,675
Allison Transmission, Inc. 144A company
guaranty sr. unsec. notes 5.00%, 10/1/24	20,000	20,600
Allison Transmission, Inc. 144A company
guaranty sr. unsec. notes 4.75%, 10/1/27	5,000	5,031

10 Putnam VT Global Asset Allocation Fund

CORPORATE BONDS
AND NOTES (15.3%)* cont.	Principal amount	Value

Capital goods cont.
American Axle & Manufacturing, Inc. company
guaranty sr. unsec. notes 7.75%, 11/15/19	$17,000	$18,530
ATS Automation Tooling Systems, Inc. 144A
sr. unsec. notes 6.50%, 6/15/23 (Canada)	10,000	10,479
Belden, Inc. 144A company guaranty sr. unsec.
sub. notes 5.25%, 7/15/24	35,000	36,050
Berry Global, Inc. company guaranty notes 5.50%,
5/15/22	10,000	10,300
Berry Global, Inc. company
guaranty unsub. notes 5.125%, 7/15/23	10,000	10,400
Bombardier, Inc. 144A sr. unsec. notes 8.75%,
12/1/21 (Canada)	20,000	21,950
Bombardier, Inc. 144A sr. unsec. notes 7.50%,
12/1/24 (Canada)	15,000	15,225
Briggs & Stratton Corp. company
guaranty sr. unsec. notes 6.875%, 12/15/20	45,000	49,388
Crown Cork & Seal Co., Inc. company
guaranty sr. unsec. bonds 7.375%, 12/15/26	10,000	11,650
FXI Holdings, Inc. 144A sr. notes 7.875%, 11/1/24	15,000	14,967
Gates Global, LLC/Gates Global Co. 144A company
guaranty sr. unsec. notes 6.00%, 7/15/22	30,000	30,675
General Dynamics Corp. company
guaranty sr. unsec. unsub. notes 2.25%, 11/15/22	30,000	29,534
Great Lakes Dredge & Dock Corp. company
guaranty sr. unsec. notes 8.00%, 5/15/22	20,000	20,925
Honeywell International, Inc. sr. unsec.
unsub. notes 4.25%, 3/1/21	40,000	42,312
Honeywell International, Inc. 144A sr. unsec.
bonds 3.812%, 11/21/47	55,000	57,192
Johnson Controls International PLC sr. unsec.
bonds 4.95%, 7/2/64	65,000	71,601
Johnson Controls International PLC sr. unsec.
unsub. bonds 4.50%, 2/15/47	20,000	21,972
L3 Technologies, Inc. company guaranty sr. unsec.
bonds 3.85%, 12/15/26	8,000	8,226
Legrand France SA sr. unsec. unsub. notes 8.50%,
2/15/25 (France)	84,000	108,588
Manitowoc Foodservice, Inc. sr. unsec.
notes 9.50%, 2/15/24	30,000	34,163
MasTec, Inc. company guaranty sr. unsec.
unsub. notes 4.875%, 3/15/23	30,000	30,600
Medtronic, Inc. company guaranty sr. unsec.
sub. notes 4.375%, 3/15/35	27,000	30,437
Oshkosh Corp. company guaranty sr. unsec.
sub. notes 5.375%, 3/1/25	25,000	26,531
Raytheon Co. sr. unsec. notes 4.875%, 10/15/40	20,000	24,039
RBS Global, Inc./Rexnord, LLC 144A sr. unsec.
notes 4.875%, 12/15/25	15,000	15,150
Reynolds Group Issuer, Inc./Reynolds Group
Issuer, LLC/Reynolds Group Issuer Lu 144A
company guaranty sr. FRN BBA LIBOR USD
3 Month + 3.50%, 4.859%, 7/15/21	30,000	30,450
Reynolds Group Issuer, Inc./Reynolds Group
Issuer, LLC/Reynolds Group Issuer Lu 144A
company guaranty sr. unsec. unsub. notes 7.00%,
7/15/24	15,000	16,050
Rockwell Collins, Inc. sr. unsec. bonds 4.35%,
4/15/47	55,000	59,734
Tennant Co. 144A company guaranty sr. unsec.
notes 5.625%, 5/1/25	10,000	10,513
Tenneco, Inc. company guaranty sr. unsec.
unsub. notes 5.375%, 12/15/24	20,000	20,950

CORPORATE BONDS
AND NOTES (15.3%)* cont.	Principal amount	Value

Capital goods cont.
Tenneco, Inc. company guaranty sr. unsec.
unsub. notes 5.00%, 7/15/26	$5,000	$5,125
TI Group Automotive Systems, LLC 144A sr. unsec.
notes 8.75%, 7/15/23 (United Kingdom)	19,000	20,378
TransDigm, Inc. company guaranty sr. unsec.
sub. notes 6.50%, 5/15/25	5,000	5,113
TransDigm, Inc. company guaranty sr. unsec.
sub. notes 6.375%, 6/15/26	20,000	20,200
TransDigm, Inc. company guaranty sr. unsec.
unsub. notes 6.50%, 7/15/24	8,000	8,200
Trident Merger Sub, Inc. 144A sr. unsec.
notes 6.625%, 11/1/25	15,000	15,000
United Technologies Corp. sr. unsec.
unsub. notes 1.90%, 5/4/20	105,000	103,965
Wabash National Corp. 144A company
guaranty sr. unsec. notes 5.50%, 10/1/25	5,000	5,038
Wrangler Buyer Corp. 144A sr. unsec. notes 6.00%,
10/1/25	20,000	20,600
		1,148,506
Communication services (1.3%)
American Tower Corp. sr. unsec. bonds 3.125%,
1/15/27 R	16,000	15,404
American Tower Corp. sr. unsec. notes 4.00%,
6/1/25 R	100,000	103,622
AT&T, Inc. sr. unsec. unsub. notes 4.75%, 5/15/46	77,000	75,310
AT&T, Inc. sr. unsec. unsub. notes 4.25%, 3/1/27	160,000	163,107
Cablevision Systems Corp. sr. unsec.
unsub. notes 8.00%, 4/15/20	7,000	7,473
CCO Holdings, LLC/CCO Holdings Capital Corp.
company guaranty sr. unsec. notes 5.25%, 9/30/22	7,000	7,175
CCO Holdings, LLC/CCO Holdings Capital Corp. 144A
company guaranty sr. unsec. bonds 5.50%, 5/1/26	15,000	15,375
CCO Holdings, LLC/CCO Holdings Capital Corp. 144A
company guaranty sr. unsec. notes 5.875%, 4/1/24	25,000	26,063
CCO Holdings, LLC/CCO Holdings Capital Corp. 144A
sr. unsec. notes 5.75%, 2/15/26	5,000	5,194
CCO Holdings, LLC/CCO Holdings Capital Corp. 144A
sr. unsec. unsub. notes 5.125%, 5/1/23	5,000	5,100
CenturyLink, Inc. sr. unsec. unsub. notes 6.75%,
12/1/23	14,000	13,720
CenturyLink, Inc. sr. unsec. unsub. notes 5.625%,
4/1/20	4,000	4,030
Cequel Communications Holdings I, LLC/Cequel
Capital Corp. 144A sr. unsec.
unsub. notes 5.125%, 12/15/21	35,000	35,088
Cequel Communications Holdings I, LLC/Cequel
Capital Corp. 144A sr. unsec.
unsub. notes 5.125%, 12/15/21	15,000	15,038
Charter Communications Operating, LLC/Charter
Communications Operating Capital Corp. company
guaranty sr. sub. bonds 6.484%, 10/23/45	5,000	5,830
Charter Communications Operating, LLC/Charter
Communications Operating Capital Corp. company
guaranty sr. sub. notes 4.908%, 7/23/25	6,000	6,379
Charter Communications Operating, LLC/Charter
Communications Operating Capital Corp. company
guaranty sr. sub. bonds 5.375%, 5/1/47	31,000	31,786
Comcast Corp. company guaranty sr. unsec.
unsub. bonds 3.969%, 11/1/47	92,000	95,043
Comcast Corp. company guaranty sr. unsec.
unsub. notes 6.50%, 11/15/35	17,000	22,962

Putnam VT Global Asset Allocation Fund 11

CORPORATE BONDS
AND NOTES (15.3%)* cont.	Principal amount	Value

Communication services cont.
Comcast Corp. company guaranty sr. unsec.
unsub. notes 3.375%, 2/15/25	$35,000	$35,936
CommScope Technologies Finance, LLC 144A
sr. unsec. notes 6.00%, 6/15/25	25,000	26,563
CommScope Technologies, LLC 144A company
guaranty sr. unsec. unsub. notes 5.00%, 3/15/27	5,000	5,000
Cox Communications, Inc. 144A sr. unsec.
bonds 3.50%, 8/15/27	25,000	24,659
Crown Castle International Corp. sr. unsec.
bonds 3.65%, 9/1/27 R	34,000	33,917
Crown Castle International Corp. sr. unsec.
notes 5.25%, 1/15/23 R	36,000	39,418
Crown Castle International Corp. sr. unsec.
notes 4.875%, 4/15/22 R	7,000	7,520
Crown Castle International Corp. sr. unsec.
unsub. bonds 3.70%, 6/15/26 R	35,000	34,947
Crown Castle Towers, LLC 144A company
guaranty sr. notes 4.883%, 8/15/20	15,000	15,688
CSC Holdings, LLC sr. unsec. unsub. bonds 5.25%,
6/1/24	63,000	62,055
CSC Holdings, LLC sr. unsec. unsub. notes 6.75%,
11/15/21	26,000	27,950
Deutsche Telekom International Finance BV company
guaranty sr. unsec. unsub. bonds 8.75%, 6/15/30
(Netherlands)	73,000	108,010
DISH DBS Corp. company guaranty sr. unsec.
unsub. notes 5.875%, 11/15/24	25,000	24,344
Frontier Communications Corp. sr. unsec.
notes 11.00%, 9/15/25	5,000	3,675
Frontier Communications Corp. sr. unsec.
notes 10.50%, 9/15/22	15,000	11,344
Intelsat Jackson Holdings SA company
guaranty sr. unsec. notes 7.50%, 4/1/21
(Bermuda)	2,000	1,820
Intelsat Jackson Holdings SA 144A sr. unsec.
notes 9.75%, 7/15/25 (Bermuda)	30,000	28,800
Intelsat Luxembourg SA company
guaranty sr. unsec. bonds 7.75%, 6/1/21
(Luxembourg)	10,000	5,325
Koninklijke KPN NV sr. unsec.
unsub. bonds 8.375%, 10/1/30 (Netherlands)	30,000	41,210
NBCUniversal Media, LLC company
guaranty sr. unsec. unsub. notes 5.15%, 4/30/20	100,000	106,542
Quebecor Media, Inc. sr. unsec.
unsub. notes 5.75%, 1/15/23 (Canada)	3,000	3,188
Rogers Communications, Inc. company
guaranty sr. unsec. unsub. notes 4.50%, 3/15/43
(Canada)	85,000	90,992
Sprint Capital Corp. company guaranty sr. unsec.
unsub. notes 6.875%, 11/15/28	55,000	55,344
Sprint Communications, Inc. sr. unsec.
notes 7.00%, 8/15/20	5,000	5,300
Sprint Communications, Inc. 144A company
guaranty sr. unsec. notes 9.00%, 11/15/18	6,000	6,316
Sprint Corp. company guaranty sr. unsec.
sub. notes 7.875%, 9/15/23	48,000	51,120
Sprint Corp. company guaranty sr. unsec.
sub. notes 7.25%, 9/15/21	17,000	17,999
T-Mobile USA, Inc. company guaranty sr. unsec.
notes 6.625%, 4/1/23	13,000	13,553
T-Mobile USA, Inc. company guaranty sr. unsec.
notes 6.375%, 3/1/25	10,000	10,700

CORPORATE BONDS
AND NOTES (15.3%)* cont.	Principal amount	Value

Communication services cont.
T-Mobile USA, Inc. company guaranty sr. unsec.
notes 6.00%, 3/1/23	$5,000	$5,235
T-Mobile USA, Inc. company guaranty sr. unsec.
notes 5.375%, 4/15/27	25,000	26,656
T-Mobile USA, Inc. company guaranty sr. unsec.
notes 4.00%, 4/15/22	5,000	5,128
T-Mobile USA, Inc. company guaranty sr. unsec.
unsub. notes 6.836%, 4/28/23	3,000	3,139
T-Mobile USA, Inc. company guaranty sr. unsec.
unsub. notes 6.125%, 1/15/22	17,000	17,531
TCI Communications, Inc. sr. unsec.
unsub. notes 7.125%, 2/15/28	65,000	85,062
Verizon Communications, Inc. sr. unsec.
unsub. notes 4.522%, 9/15/48	55,000	54,156
Verizon Communications, Inc. sr. unsec.
unsub. notes 4.40%, 11/1/34	65,000	66,238
Verizon Communications, Inc. sr. unsec.
unsub. notes 4.125%, 3/16/27	90,000	93,844
Videotron, Ltd. company guaranty sr. unsec.
unsub. notes 5.00%, 7/15/22 (Canada)	20,000	21,050
Videotron, Ltd./Videotron Ltee. 144A sr. unsec.
notes 5.125%, 4/15/27 (Canada)	40,000	41,800
Windstream Services, LLC company
guaranty sr. unsec. notes 6.375%, 8/1/23	20,000	12,200
		1,984,973
Consumer cyclicals (2.1%)
21st Century Fox America, Inc. company
guaranty sr. unsec. notes 7.75%, 1/20/24	40,000	49,489
21st Century Fox America, Inc. company
guaranty sr. unsec. unsub. notes 7.75%, 12/1/45	150,000	237,962
Alimentation Couche-Tard, Inc. 144A company
guaranty sr. unsec. notes 3.55%, 7/26/27
(Canada)	20,000	19,982
Amazon.com, Inc. 144A sr. unsec. notes 3.15%,
8/22/27	90,000	90,136
AMC Entertainment Holdings, Inc. company
guaranty sr. unsec. notes 6.125%, 5/15/27	5,000	4,963
AMC Entertainment Holdings, Inc. company
guaranty sr. unsec. sub. notes 5.875%, 11/15/26	10,000	9,850
AMC Entertainment Holdings, Inc. company
guaranty sr. unsec. sub. notes 5.875%, 2/15/22	10,000	10,150
AMC Entertainment Holdings, Inc. company
guaranty sr. unsec. sub. notes 5.75%, 6/15/25	10,000	9,888
American Builders & Contractors Supply Co., Inc.
144A sr. unsec. notes 5.75%, 12/15/23	15,000	15,825
American Tire Distributors, Inc. 144A sr. unsec.
sub. notes 10.25%, 3/1/22	25,000	25,750
Autonation, Inc. company guaranty sr. unsec.
unsub. notes 5.50%, 2/1/20	64,000	67,551
Bon-Ton Department Stores, Inc. (The) company
guaranty notes 8.00%, 6/15/21 (In default) †	14,000	3,955
Boyd Gaming Corp. company guaranty sr. unsec.
sub. notes 6.875%, 5/15/23	10,000	10,600
Boyd Gaming Corp. company guaranty sr. unsec.
unsub. notes 6.375%, 4/1/26	10,000	10,775
Brookfield Residential Properties, Inc. 144A
company guaranty sr. unsec. notes 6.50%,
12/15/20 (Canada)	33,000	33,660
Brookfield Residential
Properties, Inc./Brookfield Residential US Corp.
144A company guaranty sr. unsec. notes 6.125%,
7/1/22 (Canada)	10,000	10,450

12 Putnam VT Global Asset Allocation Fund

CORPORATE BONDS
AND NOTES (15.3%)* cont.	Principal amount		Value

Consumer cyclicals cont.
CalAtlantic Group, Inc. company
guaranty sr. unsec. sub. notes 5.875%, 11/15/24		$5,000	$5,558
CBS Corp. company guaranty sr. unsec.
unsub. bonds 2.90%, 1/15/27		22,000	20,549
CBS Corp. company guaranty sr. unsec.
unsub. notes 4.60%, 1/15/45		40,000	40,785
CBS Corp. company guaranty sr. unsec.
unsub. notes 4.00%, 1/15/26		12,000	12,264
CBS Radio, Inc. 144A company guaranty sr. unsec.
notes 7.25%, 11/1/24		15,000	15,816
Cinemark USA, Inc. company guaranty sr. unsec.
sub. notes 4.875%, 6/1/23		19,000	19,238
Clear Channel Worldwide Holdings, Inc. company
guaranty sr. unsec. sub. notes 7.625%, 3/15/20		10,000	9,775
Clear Channel Worldwide Holdings, Inc. company
guaranty sr. unsec. unsub. notes 6.50%, 11/15/22		29,000	29,435
Constellation Merger Sub, Inc. 144A sr. unsec.
notes 8.50%, 9/15/25		35,000	34,125
CRC Escrow Issuer, LLC/CRC Finco, Inc. 144A
company guaranty sr. unsec. notes 5.25%,
10/15/25		20,000	20,150
Diamond Resorts International, Inc. 144A
sr. notes 7.75%, 9/1/23		30,000	32,547
Diamond Resorts International, Inc. 144A
sr. unsec. notes 10.75%, 9/1/24		10,000	10,713
Dollar General Corp. sr. unsec. sub. notes 3.25%,
4/15/23		65,000	65,877
Ecolab, Inc. 144A sr. unsec. unsub. bonds 3.25%,
12/1/27		70,000	70,037
Eldorado Resorts, Inc. company
guaranty sr. unsec. unsub. notes 7.00%, 8/1/23		15,000	16,031
Expedia, Inc. company guaranty sr. unsec.
unsub. notes 5.00%, 2/15/26		12,000	12,832
Ford Motor Co. sr. unsec. unsub. notes 4.346%,
12/8/26		105,000	109,471
Gartner, Inc. 144A company guaranty sr. unsec.
notes 5.125%, 4/1/25		10,000	10,450
General Motors Financial Co., Inc. company
guaranty sr. unsec. notes 4.00%, 10/6/26		76,000	77,294
General Motors Financial Co., Inc. company
guaranty sr. unsec. unsub. notes 4.30%, 7/13/25		22,000	22,926
General Motors Financial Co., Inc. company
guaranty sr. unsec. unsub. notes 4.00%, 1/15/25		10,000	10,275
GLP Capital LP/GLP Financing II, Inc. company
guaranty sr. unsec. sub. notes 4.875%, 11/1/20		12,000	12,450
GLP Capital LP/GLP Financing II, Inc. company
guaranty sr. unsec. unsub. notes 5.375%, 4/15/26		20,000	21,450
Gray Television, Inc. 144A company
guaranty sr. unsec. notes 5.875%, 7/15/26		10,000	10,250
Great Canadian Gaming Corp. 144A company
guaranty sr. unsec. notes 6.625%, 7/25/22
(Canada)	CAD	27,000	22,249
GW Honos Security Corp. 144A company
guaranty sr. unsec. notes 8.75%, 5/15/25
(Canada)		$20,000	21,500
Hanesbrands, Inc. 144A company
guaranty sr. unsec. unsub. notes 4.625%, 5/15/24		10,000	10,200
Hilton Worldwide Finance, LLC/Hilton Worldwide
Finance Corp. company guaranty sr. unsec.
notes 4.875%, 4/1/27		75,000	78,469
Host Hotels & Resorts LP sr. unsec.
unsub. notes 6.00%, 10/1/21 R		31,000	34,078

CORPORATE BONDS
AND NOTES (15.3%)* cont.	Principal amount	Value

Consumer cyclicals cont.
Host Hotels & Resorts LP sr. unsec.
unsub. notes 5.25%, 3/15/22 R	$44,000	$47,379
Howard Hughes Corp. (The) 144A sr. unsec.
notes 5.375%, 3/15/25	25,000	25,625
Hyatt Hotels Corp. sr. unsec. unsub. notes 4.85%,
3/15/26	55,000	59,980
Hyatt Hotels Corp. sr. unsec.
unsub. notes 3.375%, 7/15/23	15,000	15,307
iHeartCommunications, Inc. company
guaranty sr. notes 9.00%, 12/15/19	20,000	14,850
IHS Markit, Ltd. 144A company
guaranty notes 4.75%, 2/15/25 (United Kingdom)	65,000	68,657
IHS Markit, Ltd. 144A company guaranty sr. unsec.
notes 4.00%, 3/1/26 (United Kingdom)	15,000	15,038
Jack Ohio Finance, LLC/Jack Ohio Finance 1 Corp.
144A company guaranty notes 10.25%, 11/15/22	30,000	32,775
Jack Ohio Finance, LLC/Jack Ohio Finance 1 Corp.
144A company guaranty sr. notes 6.75%, 11/15/21	30,000	31,575
Jacobs Entertainment, Inc. 144A notes 7.875%,
2/1/24	5,000	5,350
Jeld-Wen, Inc. 144A company guaranty sr. unsec.
notes 4.875%, 12/15/27	10,000	10,100
Jeld-Wen, Inc. 144A company guaranty sr. unsec.
notes 4.625%, 12/15/25	10,000	10,075
Jo-Ann Stores Holdings, Inc. 144A sr. unsec.
notes 9.75%, 10/15/19 ‡‡	15,000	14,700
Lear Corp. sr. unsec. unsub. bonds 3.80%, 9/15/27	53,000	53,046
Lennar Corp. company guaranty sr. unsec.
unsub. notes 4.75%, 11/15/22	7,000	7,350
Lions Gate Entertainment Corp. 144A sr. unsec.
unsub. notes 5.875%, 11/1/24	15,000	15,863
Live Nation Entertainment, Inc. 144A company
guaranty sr. unsec. notes 4.875%, 11/1/24	5,000	5,125
Masonite International Corp. 144A company
guaranty sr. unsec. notes 5.625%, 3/15/23	45,000	47,039
Mattamy Group Corp. 144A sr. unsec. notes 6.875%,
12/15/23 (Canada)	5,000	5,288
Mattamy Group Corp. 144A sr. unsec. notes 6.50%,
10/1/25 (Canada)	10,000	10,513
MGM Resorts International company
guaranty sr. unsec. notes 6.75%, 10/1/20	35,000	37,800
MGM Resorts International company
guaranty sr. unsec. unsub. notes 8.625%, 2/1/19	10,000	10,600
MGM Resorts International company
guaranty sr. unsec. unsub. notes 6.625%,
12/15/21	15,000	16,444
Moody’s Corp. 144A sr. unsec. bonds 3.25%, 1/15/28	25,000	24,715
Navistar International Corp. 144A sr. unsec.
notes 6.625%, 11/1/25	25,000	26,085
Neiman Marcus Group, LLC (The) company
guaranty sr. notes 7.125%, 6/1/28	20,000	12,200
Neiman Marcus Group, Ltd. 144A company
guaranty sr. unsec. sub. notes 8.75% (9.50%),
10/15/21 ‡‡	10,475	5,602
Neiman Marcus Group, Ltd. 144A company
guaranty sr. unsec. sub. notes 8.00%, 10/15/21	10,000	5,752
Nexstar Broadcasting, Inc. 144A company
guaranty sr. unsec. notes 5.625%, 8/1/24	30,000	30,975
Nielsen Co. Luxembourg SARL (The) 144A company
guaranty sr. unsec. notes 5.00%, 2/1/25
(Luxembourg)	10,000	10,375

Putnam VT Global Asset Allocation Fund 13

CORPORATE BONDS
AND NOTES (15.3%)* cont.	Principal amount	Value

Consumer cyclicals cont.
Nielsen Finance, LLC/Nielsen Finance Co. 144A
company guaranty sr. unsec. sub. notes 5.00%,
4/15/22	$10,000	$10,288
O’Reilly Automotive, Inc. company
guaranty sr. unsec. notes 3.85%, 6/15/23	20,000	20,929
O’Reilly Automotive, Inc. company
guaranty sr. unsec. sub. notes 3.55%, 3/15/26	20,000	20,206
Omnicom Group, Inc. company guaranty sr. unsec.
unsub. notes 3.60%, 4/15/26	81,000	81,946
Outfront Media Capital, LLC/Outfront Media
Capital Corp. company guaranty sr. unsec.
sub. notes 5.875%, 3/15/25	15,000	15,863
Outfront Media Capital, LLC/Outfront Media
Capital Corp. company guaranty sr. unsec.
sub. notes 5.625%, 2/15/24	7,000	7,306
Penn National Gaming, Inc. 144A sr. unsec.
notes 5.625%, 1/15/27	10,000	10,375
Penske Automotive Group, Inc. company
guaranty sr. unsec. sub. notes 5.75%, 10/1/22	14,000	14,438
Penske Automotive Group, Inc. company
guaranty sr. unsec. sub. notes 5.50%, 5/15/26	15,000	15,221
Penske Automotive Group, Inc. company
guaranty sr. unsec. sub. notes 5.375%, 12/1/24	10,000	10,150
PetSmart, Inc. 144A sr. unsec. notes 7.125%,
3/15/23	5,000	2,963
Priceline Group, Inc. (The) sr. unsec.
notes 3.65%, 3/15/25	46,000	46,753
PulteGroup, Inc. company guaranty sr. unsec.
unsub. notes 7.875%, 6/15/32	20,000	25,100
PulteGroup, Inc. company guaranty sr. unsec.
unsub. notes 5.50%, 3/1/26	25,000	27,188
Regal Entertainment Group sr. unsec.
sub. notes 5.75%, 6/15/23	14,000	14,455
Rivers Pittsburgh Borrower LP/Rivers Pittsburgh
Finance Corp. 144A sr. notes 6.125%, 8/15/21	25,000	24,813
S&P Global, Inc. company guaranty sr. unsec.
unsub. notes 2.95%, 1/22/27	32,000	31,354
Sabre GLBL, Inc. 144A company
guaranty sr. notes 5.375%, 4/15/23	20,000	20,600
Scientific Games International, Inc. company
guaranty sr. unsec. notes 10.00%, 12/1/22	50,000	54,875
Scientific Games International, Inc. 144A company
guaranty sr. notes 7.00%, 1/1/22	25,000	26,344
Sinclair Television Group, Inc. 144A company
guaranty sr. unsec. sub. notes 5.625%, 8/1/24	35,000	36,094
Sirius XM Radio, Inc. 144A company
guaranty sr. unsec. sub. notes 6.00%, 7/15/24	10,000	10,575
Sirius XM Radio, Inc. 144A sr. unsec.
bonds 5.00%, 8/1/27	70,000	70,000
Six Flags Entertainment Corp. 144A company
guaranty sr. unsec. bonds 5.50%, 4/15/27	20,000	20,700
Six Flags Entertainment Corp. 144A company
guaranty sr. unsec. unsub. notes 4.875%, 7/31/24	25,000	25,375
Spectrum Brands, Inc. company guaranty sr. unsec.
notes 5.75%, 7/15/25	10,000	10,525
Spectrum Brands, Inc. company guaranty sr. unsec.
unsub. notes 6.125%, 12/15/24	10,000	10,588
Standard Industries, Inc. 144A sr. unsec.
notes 5.375%, 11/15/24	25,000	26,133
Standard Industries, Inc. 144A sr. unsec.
notes 5.00%, 2/15/27	35,000	35,788

CORPORATE BONDS
AND NOTES (15.3%)* cont.	Principal amount	Value

Consumer cyclicals cont.
SugarHouse HSP Gaming Prop. Mezz LP/SugarHouse
HSP Gaming Finance Corp. 144A company
guaranty sr. unsub. notes 5.875%, 5/15/25	$10,000	$9,500
Taylor Morrison Communities, Inc./Monarch
Communities, Inc. 144A company
guaranty sr. unsec. sub. notes 5.625%, 3/1/24	7,000	7,306
Time Warner, Inc. company guaranty sr. unsec.
unsub. bonds 2.95%, 7/15/26	41,000	38,778
Townsquare Media, Inc. 144A company
guaranty sr. unsec. notes 6.50%, 4/1/23	5,000	4,888
TRI Pointe Group, Inc./TRI Pointe Homes, Inc.
company guaranty sr. unsec. unsub. notes 5.875%,
6/15/24	10,000	10,675
Tribune Media Co. company guaranty sr. unsec.
notes 5.875%, 7/15/22	10,000	10,275
Univision Communications, Inc. 144A company
guaranty sr. sub. notes 5.125%, 2/15/25	15,000	14,606
Viacom, Inc. sr. unsec. unsub. notes 4.50%, 3/1/21	70,000	72,860
Vulcan Materials Co. sr. unsec.
unsub. notes 4.50%, 4/1/25	8,000	8,507
Walt Disney Co. (The) sr. unsec. notes 2.75%,
8/16/21	30,000	30,371
Walt Disney Co. (The) sr. unsec.
unsub. notes 4.375%, 8/16/41	10,000	10,987
Werner FinCo LP/Werner FinCo, Inc. 144A company
guaranty sr. unsec. notes 8.75%, 7/15/25	25,000	25,813
WMG Acquisition Corp. 144A company
guaranty sr. notes 5.00%, 8/1/23	10,000	10,350
Wolverine World Wide, Inc. 144A company
guaranty sr. unsec. bonds 5.00%, 9/1/26	10,000	9,975
Wyndham Worldwide Corp. sr. unsec.
unsub. bonds 4.50%, 4/1/27	30,000	30,485
Wyndham Worldwide Corp. sr. unsec.
unsub. notes 5.625%, 3/1/21	35,000	37,209
Wynn Las Vegas, LLC/Wynn Las Vegas Capital Corp.
144A company guaranty sr. unsec.
sub. notes 5.25%, 5/15/27	10,000	10,138
		3,213,631
Consumer staples (1.2%)
1011778 BC ULC/New Red Finance, Inc. 144A company
guaranty notes 5.00%, 10/15/25 (Canada)	15,000	15,113
1011778 BC ULC/New Red Finance, Inc. 144A company
guaranty sr. notes 4.625%, 1/15/22 (Canada)	5,000	5,106
1011778 BC ULC/New Red Finance, Inc. 144A company
guaranty sr. sub. notes 4.25%, 5/15/24 (Canada)	15,000	14,963
Altria Group, Inc. company guaranty sr. unsec.
notes 9.25%, 8/6/19	2,000	2,217
Altria Group, Inc. company guaranty sr. unsec.
unsub. notes 4.00%, 1/31/24	24,000	25,457
Altria Group, Inc. company guaranty sr. unsec.
unsub. notes 2.85%, 8/9/22	95,000	95,524
Altria Group, Inc. company guaranty sr. unsec.
unsub. notes 2.625%, 1/14/20	80,000	80,516
Anheuser-Busch InBev Finance, Inc. company
guaranty sr. unsec. unsub. bonds 4.90%, 2/1/46	138,000	159,940
Anheuser-Busch InBev Finance, Inc. company
guaranty sr. unsec. unsub. bonds 3.65%, 2/1/26	73,000	75,334
Anheuser-Busch InBev Finance, Inc. company
guaranty sr. unsec. unsub. notes 2.65%, 2/1/21	80,000	80,401
Anheuser-Busch InBev Worldwide, Inc. company
guaranty sr. unsec. unsub. notes 2.50%, 7/15/22	60,000	59,545

14 Putnam VT Global Asset Allocation Fund

CORPORATE BONDS
AND NOTES (15.3%)* cont.	Principal amount	Value

Consumer staples cont.
Ascend Learning, LLC 144A sr. unsec.
notes 6.875%, 8/1/25	$5,000	$5,163
BlueLine Rental Finance Corp./BlueLine
Rental, LLC 144A company
guaranty sub. notes 9.25%, 3/15/24	25,000	26,688
Brand Energy & Infrastructure Services, Inc. 144A
sr. unsec. notes 8.50%, 7/15/25	30,000	31,500
CEC Entertainment, Inc. company
guaranty sr. unsec. sub. notes 8.00%, 2/15/22	20,000	18,800
Ceridian HCM Holding, Inc. 144A sr. unsec.
notes 11.00%, 3/15/21	5,000	5,225
CVS Health Corp. sr. unsec. notes 4.75%, 12/1/22	40,000	42,845
CVS Health Corp. sr. unsec. unsub. notes 2.25%,
12/5/18	130,000	130,172
CVS Pass-Through Trust sr. notes 6.036%, 12/10/28	3,283	3,640
CVS Pass-Through Trust 144A sr. mtge.
notes 4.704%, 1/10/36	44,421	47,105
Dean Foods Co. 144A company guaranty sr. unsec.
notes 6.50%, 3/15/23	20,000	19,950
Diageo Investment Corp. company
guaranty sr. unsec. notes 8.00%, 9/15/22	40,000	49,090
ERAC USA Finance, LLC 144A company
guaranty sr. unsec. notes 7.00%, 10/15/37	50,000	66,862
ERAC USA Finance, LLC 144A company
guaranty sr. unsec. notes 5.625%, 3/15/42	60,000	70,848
Fresh Market, Inc. (The) 144A company
guaranty sr. notes 9.75%, 5/1/23	10,000	6,263
Golden Nugget, Inc. 144A company
guaranty sr. unsec. sub. notes 8.75%, 10/1/25	25,000	26,250
Golden Nugget, Inc. 144A sr. unsec. notes 6.75%,
10/15/24	35,000	35,613
Itron, Inc. 144A company guaranty sr. unsec.
notes 5.00%, 1/15/26	5,000	5,019
Kellogg Co. sr. unsec. unsub. notes 3.25%, 4/1/26	70,000	69,484
KFC Holding Co./Pizza Hut Holdings, LLC/Taco Bell
of America, LLC 144A company guaranty sr. unsec.
notes 5.25%, 6/1/26	15,000	15,788
KFC Holding Co./Pizza Hut Holdings, LLC/Taco Bell
of America, LLC 144A company guaranty sr. unsec.
notes 5.00%, 6/1/24	15,000	15,469
KFC Holding Co./Pizza Hut Holdings, LLC/Taco Bell
of America, LLC 144A company guaranty sr. unsec.
notes 4.75%, 6/1/27	10,000	10,225
Kraft Heinz Co. (The) company guaranty sr. unsec.
FRN BBA LIBOR USD 3 Month + 0.82%, 2.23%,
8/10/22	10,000	10,063
Kraft Heinz Co. (The) company guaranty sr. unsec.
notes Ser. 144A, 6.875%, 1/26/39	15,000	19,746
Kraft Heinz Co. (The) company guaranty sr. unsec.
unsub. notes 6.50%, 2/9/40	70,000	88,774
Lamb Weston Holdings, Inc. 144A company
guaranty sr. unsec. unsub. notes 4.875%, 11/1/26	62,000	64,790
Lamb Weston Holdings, Inc. 144A company
guaranty sr. unsec. unsub. notes 4.625%, 11/1/24	5,000	5,150
Match Group, Inc. 144A sr. unsec. bonds 5.00%,
12/15/27	10,000	10,150
McDonald’s Corp. sr. unsec. unsub. notes 6.30%,
10/15/37	44,000	58,385
McDonald’s Corp. sr. unsec. unsub. notes 5.70%,
2/1/39	59,000	74,419
Netflix, Inc. 144A sr. unsec. bonds 4.875%,
4/15/28	10,000	9,800

CORPORATE BONDS
AND NOTES (15.3%)* cont.	Principal amount	Value

Consumer staples cont.
Newell Brands, Inc. sr. unsec.
unsub. notes 4.20%, 4/1/26	$36,000	$37,599
Pilgrim’s Pride Corp. 144A company
guaranty sr. unsec. notes 5.75%, 3/15/25	10,000	10,338
Revlon Consumer Products Corp. company
guaranty sr. unsec. notes 6.25%, 8/1/24	30,000	18,300
Revlon Consumer Products Corp. company
guaranty sr. unsec. sub. notes 5.75%, 2/15/21	3,000	2,265
Rite Aid Corp. 144A company guaranty sr. unsec.
unsub. notes 6.125%, 4/1/23	15,000	13,538
Walgreens Boots Alliance, Inc. sr. unsec.
unsub. notes 3.30%, 11/18/21	60,000	61,002
		1,800,434
Energy (1.5%)
Alta Mesa Holdings LP/Alta Mesa Finance
Services Corp. company guaranty sr. unsec.
notes 7.875%, 12/15/24	30,000	32,888
Anadarko Petroleum Corp. sr. unsec.
unsub. bonds 6.95%, 6/15/19	30,000	31,851
Antero Resources Corp. company
guaranty sr. unsec. notes 5.625%, 6/1/23	5,000	5,200
Antero Resources Corp. company
guaranty sr. unsec. sub. notes 5.375%, 11/1/21	13,000	13,325
Antero Resources Corp. company
guaranty sr. unsec. sub. notes 5.125%, 12/1/22	8,000	8,160
Apache Corp. sr. unsec. unsub. notes 5.10%, 9/1/40	5,000	5,409
Apache Corp. sr. unsec. unsub. notes 3.25%,
4/15/22	44,000	44,332
Ascent Resources Utica Holdings, LLC/ARU
Finance Corp. 144A sr. unsec. notes 10.00%,
4/1/22	10,000	10,725
Baytex Energy Corp. 144A company
guaranty sr. unsec. sub. notes 5.125%, 6/1/21
(Canada)	5,000	4,763
BP Capital Markets PLC company
guaranty sr. unsec. bonds 3.119%, 5/4/26
(United Kingdom)	70,000	70,513
BP Capital Markets PLC company
guaranty sr. unsec. unsub. notes 3.279%, 9/19/27
(United Kingdom)	35,000	35,430
BP Capital Markets PLC company
guaranty sr. unsec. unsub. notes 1.768%, 9/19/19
(United Kingdom)	20,000	19,887
Calfrac Holdings LP 144A company
guaranty sr. unsec. unsub. notes 7.50%, 12/1/20	10,000	9,850
California Resources Corp. company
guaranty sr. unsec. sub. notes 5.00%, 1/15/20	10,000	9,250
California Resources Corp. 144A company
guaranty notes 8.00%, 12/15/22	11,000	9,075
Canadian Natural Resources, Ltd. sr. unsec.
unsub. bonds 3.85%, 6/1/27 (Canada)	10,000	10,213
Cenovus Energy, Inc. sr. unsec. bonds 6.75%,
11/15/39 (Canada)	29,000	34,619
Cenovus Energy, Inc. sr. unsec. notes 4.25%,
4/15/27 (Canada)	25,000	24,940
Cheniere Corpus Christi Holdings, LLC company
guaranty sr. notes 5.875%, 3/31/25	30,000	32,513
Cheniere Corpus Christi Holdings, LLC company
guaranty sr. notes 5.125%, 6/30/27	35,000	36,204
Chesapeake Energy Corp. 144A company
guaranty notes 8.00%, 12/15/22	13,000	14,024

Putnam VT Global Asset Allocation Fund 15

CORPORATE BONDS
AND NOTES (15.3%)* cont.	Principal amount	Value

Energy cont.
Chesapeake Energy Corp. 144A company
guaranty sr. unsec. bonds 8.00%, 6/15/27	$5,000	$4,800
Chesapeake Energy Corp. 144A company
guaranty sr. unsec. notes 8.00%, 1/15/25	50,000	50,500
Concho Resources, Inc. company
guaranty sr. unsec. notes 3.75%, 10/1/27	58,000	58,758
Continental Resources, Inc. company
guaranty sr. unsec. bonds 4.90%, 6/1/44	15,000	14,325
Continental Resources, Inc. company
guaranty sr. unsec. notes 3.80%, 6/1/24	10,000	9,888
Continental Resources, Inc. company
guaranty sr. unsec. unsub. notes 4.50%, 4/15/23	15,000	15,300
Covey Park Energy, LLC/Covey Park Finance Corp.
144A company guaranty sr. unsec. notes 7.50%,
5/15/25	20,000	20,844
CrownRock LP/CrownRock Finance, Inc. 144A
sr. unsec. notes 5.625%, 10/15/25	15,000	15,075
Denbury Resources, Inc. company
guaranty sr. unsec. sub. notes 6.375%, 8/15/21	10,000	7,550
Denbury Resources, Inc. 144A company
guaranty notes 9.00%, 5/15/21	17,000	17,361
Diamondback Energy, Inc. company
guaranty sr. unsec. unsub. notes 5.375%, 5/31/25	20,000	20,575
Diamondback Energy, Inc. company
guaranty sr. unsec. unsub. notes 4.75%, 11/1/24	5,000	5,019
Endeavor Energy Resources LP/EER Finance, Inc.
144A sr. unsec. bonds 5.75%, 1/30/28	20,000	20,550
Endeavor Energy Resources LP/EER Finance, Inc.
144A sr. unsec. notes 5.50%, 1/30/26	5,000	5,088
Energy Transfer Partners LP jr. unsec. sub. FRB
Ser. B, 6.625%, perpetual maturity	101,000	98,097
EP Energy, LLC/Everest Acquisition Finance, Inc.
company guaranty sr. unsec. sub. notes 9.375%,
5/1/20	17,000	14,365
EP Energy, LLC/Everest Acquisition Finance, Inc.
144A company guaranty notes 8.00%, 2/15/25	10,000	7,300
EP Energy, LLC/Everest Acquisition Finance, Inc.
144A company guaranty sr. notes 8.00%, 11/29/24	10,000	10,325
EQT Corp. sr. unsec. unsub. notes 3.90%, 10/1/27	30,000	29,824
FTS International, Inc. 144A company
guaranty sr. sub. FRN BBA LIBOR USD 3 Month +
7.50%, 9.088%, 6/15/20	17,000	17,340
Hess Corp. sr. unsec. unsub. notes 7.30%, 8/15/31	30,000	36,383
Hess Infrastructure Partners LP/Hess
Infrastructure Partners Finance Corp. 144A
sr. unsec. notes 5.625%, 2/15/26	15,000	15,488
Holly Energy Partners LP/Holly Energy
Finance Corp. 144A company guaranty sr. unsec.
notes 6.00%, 8/1/24	25,000	26,094
Jonah Energy, LLC/Jonah Energy Finance Corp. 144A
company guaranty sr. unsec. notes 7.25%,
10/15/25	25,000	25,188
Marathon Petroleum Corp. sr. unsec.
unsub. notes 6.50%, 3/1/41	25,000	31,334
MEG Energy Corp. 144A company guaranty sr. unsec.
notes 6.375%, 1/30/23 (Canada)	5,000	4,250
MEG Energy Corp. 144A notes 6.50%, 1/15/25
(Canada)	20,000	19,750
Motiva Enterprises, LLC 144A sr. unsec.
notes 5.75%, 1/15/20	55,000	58,086
Murray Energy Corp. 144A notes 11.25%, 4/15/21	15,000	7,650

CORPORATE BONDS
AND NOTES (15.3%)* cont.	Principal amount	Value

Energy cont.
Newfield Exploration Co. sr. unsec.
unsub. notes 5.75%, 1/30/22	$25,000	$26,750
Newfield Exploration Co. sr. unsec.
unsub. notes 5.375%, 1/1/26	10,000	10,575
Noble Holding International, Ltd. company
guaranty sr. unsec. unsub. notes 7.75%, 1/15/24	15,000	12,900
Oasis Petroleum, Inc. company guaranty sr. unsec.
sub. notes 6.875%, 1/15/23	5,000	5,113
Oasis Petroleum, Inc. company guaranty sr. unsec.
unsub. notes 6.875%, 3/15/22	20,000	20,525
Petrobras Global Finance BV company
guaranty sr. unsec. unsub. bonds 7.375%, 1/17/27
(Brazil)	20,000	22,020
Petrobras Global Finance BV company
guaranty sr. unsec. unsub. bonds 7.25%, 3/17/44
(Brazil)	21,000	21,840
Petrobras Global Finance BV company
guaranty sr. unsec. unsub. notes 8.75%, 5/23/26
(Brazil)	31,000	37,045
Petrobras Global Finance BV company
guaranty sr. unsec. unsub. notes 6.25%, 3/17/24
(Brazil)	180,000	191,250
Petroleos de Venezuela SA 144A company
guaranty sr. unsec. notes 6.00%, 11/15/26
(Venezuela)	40,000	8,760
Petroleos Mexicanos company guaranty sr. unsec.
unsub. bonds 5.625%, 1/23/46 (Mexico)	25,000	23,138
Petroleos Mexicanos company guaranty sr. unsec.
unsub. notes 6.375%, 1/23/45 (Mexico)	80,000	80,428
Petroleos Mexicanos company guaranty sr. unsec.
unsub. notes 4.875%, 1/18/24 (Mexico)	80,000	82,876
Petroleos Mexicanos company guaranty sr. unsec.
unsub. notes 4.50%, 1/23/26 (Mexico)	23,000	22,959
Philips 66 Partners LP sr. unsec. bonds 3.75%,
3/1/28	24,000	24,011
Precision Drilling Corp. company
guaranty sr. unsec. notes 7.75%, 12/15/23
(Canada)	15,000	15,750
QEP Resources, Inc. sr. unsec. notes 5.625%,
3/1/26	10,000	10,138
Range Resources Corp. company guaranty sr. unsec.
sub. notes 5.75%, 6/1/21	20,000	20,750
Regency Energy Partners LP/Regency Energy
Finance Corp. company guaranty sr. unsec.
unsub. notes 4.50%, 11/1/23	9,000	9,305
Rose Rock Midstream LP/Rose Rock Finance Corp.
company guaranty sr. unsec. sub. notes 5.625%,
11/15/23	10,000	9,750
Sabine Pass Liquefaction, LLC sr. notes 5.00%,
3/15/27	17,000	18,242
SemGroup Corp. 144A company guaranty sr. unsec.
notes 6.375%, 3/15/25	10,000	9,850
SESI, LLC company guaranty sr. unsec.
unsub. notes 7.125%, 12/15/21	5,000	5,125
SESI, LLC 144A company guaranty sr. unsec.
notes 7.75%, 9/15/24	10,000	10,625
Seven Generations Energy, Ltd. 144A company
guaranty sr. unsec. notes 5.375%, 9/30/25
(Canada)	10,000	10,063
Seven Generations Energy, Ltd. 144A sr. unsec.
bonds 6.75%, 5/1/23 (Canada)	10,000	10,613

16 Putnam VT Global Asset Allocation Fund

CORPORATE BONDS
AND NOTES (15.3%)* cont.	Principal amount	Value

Energy cont.
Seventy Seven Energy, Inc. escrow sr. unsec.
notes 6.50%, 7/15/22 F	$5,000	$1
Seventy Seven Operating, LLC escrow company
guaranty sr. unsec. unsub. notes 6.625%,
11/15/19 F	20,000	2
Shelf Drilling Holdings, Ltd. 144A company
guaranty notes 9.50%, 11/2/20	10,000	10,188
Shell International Finance BV company
guaranty sr. unsec. unsub. notes 2.875%, 5/10/26
(Netherlands)	70,000	70,001
SM Energy Co. sr. unsec. notes 6.50%, 11/15/21	7,000	7,088
SM Energy Co. sr. unsec. sub. notes 5.00%, 1/15/24	10,000	9,644
SM Energy Co. sr. unsec. unsub. notes 6.75%,
9/15/26	10,000	10,300
SM Energy Co. sr. unsec. unsub. notes 6.50%,
1/1/23	3,000	3,049
SM Energy Co. sr. unsec. unsub. notes 6.125%,
11/15/22	5,000	5,094
Spectra Energy Partners LP sr. unsec.
notes 3.375%, 10/15/26	42,000	41,506
Statoil ASA company guaranty sr. unsec.
notes 5.10%, 8/17/40 (Norway)	40,000	48,228
Statoil ASA company guaranty sr. unsec.
unsub. notes 2.90%, 11/8/20 (Norway)	30,000	30,495
Tallgrass Energy Partners LP/Tallgrass Energy
Finance Corp. 144A company guaranty sr. unsec.
bonds 5.50%, 1/15/28	10,000	10,122
Targa Resources Partners LP/Targa Resources
Partners Finance Corp. company
guaranty sr. unsec. notes 5.375%, 2/1/27	10,000	10,263
Targa Resources Partners LP/Targa Resources
Partners Finance Corp. company
guaranty sr. unsec. notes 5.125%, 2/1/25	5,000	5,119
Targa Resources Partners LP/Targa Resources
Partners Finance Corp. 144A company
guaranty sr. unsec. unsub. bonds 5.00%, 1/15/28	50,000	49,875
Transcanada Trust company guaranty jr. unsec.
sub. FRB 5.30%, 3/15/77 (Canada)	15,000	15,469
Valero Energy Partners LP sr. unsec.
unsub. notes 4.375%, 12/15/26	7,000	7,316
Weatherford International, Ltd. company
guaranty sr. unsec. sub. notes 9.875%, 2/15/24	15,000	15,938
Weatherford International, Ltd. company
guaranty sr. unsec. unsub. notes 8.25%, 6/15/23	5,000	5,050
Whiting Petroleum Corp. 144A sr. unsec.
notes 6.625%, 1/15/26	10,000	10,200
Williams Cos., Inc. (The) sr. unsec.
unsub. notes 8.75%, 3/15/32	5,000	6,600
Williams Cos., Inc. (The) sr. unsec.
unsub. notes 7.75%, 6/15/31	1,000	1,233
Williams Partners LP sr. unsec. sub. notes 4.30%,
3/4/24	24,000	25,082
Williams Partners LP/ACMP Finance Corp.
sr. unsec. sub. notes 4.875%, 3/15/24	12,000	12,540
WPX Energy, Inc. sr. unsec. notes 8.25%, 8/1/23	5,000	5,675
WPX Energy, Inc. sr. unsec. notes 7.50%, 8/1/20	14,000	15,155
WPX Energy, Inc. sr. unsec. unsub. notes 6.00%,
1/15/22	17,000	17,765
		2,299,677

CORPORATE BONDS
AND NOTES (15.3%)* cont.	Principal amount	Value
Financials (3.9%)
AIG Global Funding 144A sr. notes 2.15%, 7/2/20	$30,000	$29,734
Alliance Data Systems Corp. 144A company
guaranty sr. unsec. notes 5.375%, 8/1/22	15,000	15,113
Alliant Holdings Intermediate, LLC 144A
sr. unsec. notes 8.25%, 8/1/23	10,000	10,500
Ally Financial, Inc. company guaranty sr. unsec.
notes 8.00%, 11/1/31	29,000	37,700
Ally Financial, Inc. company guaranty sr. unsec.
unsub. notes 8.00%, 3/15/20	13,000	14,333
Ally Financial, Inc. sub. unsec. notes 5.75%,
11/20/25	40,000	43,600
Ally Financial, Inc. unsec. sub. notes 8.00%,
12/31/18	14,000	14,665
American Express Co. sr. unsec. notes 7.00%,
3/19/18	83,000	83,889
American International Group, Inc. jr. unsec.
sub. FRB 8.175%, 5/15/58	48,000	65,280
AXA SA 144A jr. unsec. sub. FRN 6.463%, perpetual
maturity (France)	85,000	86,700
Bank of America Corp. jr. unsec. sub. FRN
Ser. AA, 6.10%, perpetual maturity	46,000	50,485
Bank of America Corp. jr. unsec. sub. FRN Ser. Z,
6.50%, perpetual maturity	5,000	5,681
Bank of America Corp. sr. unsec.
unsub. notes 2.00%, 1/11/18	128,000	128,003
Bank of America Corp. unsec. sub. notes 6.11%,
1/29/37	195,000	248,200
Bank of Montreal unsec. sub. FRN 3.803%, 12/15/32
(Canada)	5,000	4,943
Barclays Bank PLC 144A unsec. sub. notes 10.179%,
6/12/21 (United Kingdom)	80,000	97,322
Bear Stearns Cos., LLC (The) sr. unsec.
unsub. notes 7.25%, 2/1/18	22,000	22,088
Berkshire Hathaway Finance Corp. company
guaranty sr. unsec. notes 4.30%, 5/15/43	29,000	32,348
Camden Property Trust sr. unsec.
unsub. notes 4.875%, 6/15/23 R	65,000	70,062
Cantor Fitzgerald LP 144A unsec. bonds 7.875%,
10/15/19	30,000	32,473
Cantor Fitzgerald LP 144A unsec. notes 6.50%,
6/17/22	55,000	60,970
CBRE Services, Inc. company guaranty sr. unsec.
notes 5.25%, 3/15/25	5,000	5,500
CBRE Services, Inc. company guaranty sr. unsec.
unsub. notes 5.00%, 3/15/23	13,000	13,368
CIT Group, Inc. sr. unsec. notes 3.875%, 2/19/19	7,000	7,070
CIT Group, Inc. sr. unsec. sub. notes 5.00%,
8/1/23	10,000	10,663
CIT Group, Inc. sr. unsec. unsub. notes 5.00%,
8/15/22	17,000	18,020
CIT Group, Inc. 144A sr. unsec. notes 5.50%,
2/15/19	6,000	6,165
Citigroup, Inc. sr. unsec. FRB 3.668%, 7/24/28	35,000	35,443
Citigroup, Inc. sr. unsec. unsub. FRB 3.887%,
1/10/28	235,000	243,244
Citigroup, Inc. unsec. sub. bonds 4.75%, 5/18/46	10,000	11,024
Citigroup, Inc. unsec. sub. bonds 4.45%, 9/29/27	60,000	63,523
CNG Holdings, Inc. 144A sr. notes 9.375%, 5/15/20	20,000	19,400

Putnam VT Global Asset Allocation Fund 17

CORPORATE BONDS
AND NOTES (15.3%)* cont.	Principal amount	Value

Financials cont.
CNO Financial Group, Inc. sr. unsec.
unsub. notes 5.25%, 5/30/25	$40,000	$42,200
Commonwealth Bank of Australia 144A sr. unsec.
notes 3.15%, 9/19/27 (Australia)	75,000	73,944
Commonwealth Bank of Australia 144A unsec.
notes 2.20%, 11/9/20 (Australia)	130,000	128,839
Credit Acceptance Corp. company
guaranty sr. unsec. notes 7.375%, 3/15/23	5,000	5,238
Credit Acceptance Corp. company
guaranty sr. unsec. notes 6.125%, 2/15/21	8,000	8,080
Duke Realty LP company guaranty sr. unsec.
unsub. notes 4.375%, 6/15/22 R	32,000	33,911
ESH Hospitality, Inc. 144A company
guaranty sr. unsec. notes 5.25%, 5/1/25 R	15,000	15,150
Fairfax US, Inc. 144A company guaranty sr. unsec.
notes 4.875%, 8/13/24	30,000	31,261
Fifth Third Bancorp jr. unsec. sub. FRB 5.10%,
perpetual maturity	16,000	16,240
Five Corners Funding Trust 144A sr. unsec.
bonds 4.419%, 11/15/23	135,000	144,620
Freedom Mortgage Corp. 144A sr. unsec.
notes 8.125%, 11/15/24	10,000	10,188
goeasy, Ltd. 144A company guaranty sr. unsec.
notes 7.875%, 11/1/22 (Canada)	5,000	5,219
Goldman Sachs Group, Inc. (The) sr. unsec.
notes 7.50%, 2/15/19	170,000	179,716
Goldman Sachs Group, Inc. (The) sr. unsec.
unsub. notes 2.60%, 12/27/20	55,000	54,994
Goldman Sachs Group, Inc. (The) sr. unsec.
unsub. notes Ser. GLOB, 2.375%, 1/22/18	130,000	130,027
Goldman Sachs Group, Inc. (The) unsec.
sub. notes 6.75%, 10/1/37	24,000	32,141
Hartford Financial Services Group, Inc. (The)
sr. unsec. unsub. notes 5.125%, 4/15/22	35,000	38,171
HCP, Inc. sr. unsec. notes 4.25%, 11/15/23 R	70,000	73,471
Healthcare Realty Trust, Inc. sr. unsec.
unsub. notes 3.875%, 5/1/25 R	30,000	30,396
Hospitality Properties Trust sr. unsec.
unsub. notes 4.50%, 3/15/25 R	4,000	4,152
HSBC Finance Corp. unsec. sub. notes 6.676%,
1/15/21	43,000	47,808
Hub Holdings, LLC/Hub Holdings Finance, Inc. 144A
sr. unsec. sub. notes 8.125%, 7/15/19 ‡‡	5,000	5,006
HUB International, Ltd. 144A sr. unsec.
notes 7.875%, 10/1/21	20,000	20,825
Icahn Enterprises LP/Icahn Enterprises
Finance Corp. company guaranty sr. unsec.
notes 6.75%, 2/1/24	10,000	10,275
Icahn Enterprises LP/Icahn Enterprises
Finance Corp. company guaranty sr. unsec.
notes 6.25%, 2/1/22	10,000	10,225
Icahn Enterprises LP/Icahn Enterprises
Finance Corp. company guaranty sr. unsec.
notes 6.00%, 8/1/20	10,000	10,284
Icahn Enterprises LP/Icahn Enterprises
Finance Corp. company guaranty sr. unsec.
notes 5.875%, 2/1/22	17,000	17,213
ING Bank NV 144A unsec. sub. notes 5.80%, 9/25/23
(Netherlands)	200,000	224,322
International Lease Finance Corp. sr. unsec.
unsub. notes 5.875%, 8/15/22	14,000	15,488

CORPORATE BONDS
AND NOTES (15.3%)* cont.	Principal amount	Value

Financials cont.
iStar, Inc. sr. unsec. notes 6.00%, 4/1/22 R	$5,000	$5,175
iStar, Inc. sr. unsec. unsub. notes 5.25%,
9/15/22 R	5,000	5,031
JPMorgan Chase & Co. jr. unsec. sub. FRB Ser. Q,
5.15%, perpetual maturity	21,000	21,709
JPMorgan Chase & Co. jr. unsec. sub. FRB Ser. Z,
5.30%, perpetual maturity	99,000	102,673
JPMorgan Chase & Co. sr. unsec. unsub. FRB
3.964%, 11/15/48	285,000	294,270
KKR Group Finance Co. III, LLC 144A company
guaranty sr. unsec. unsub. bonds 5.125%, 6/1/44	30,000	33,255
Liberty Mutual Group, Inc. 144A company
guaranty jr. unsec. sub. bonds 7.80%, 3/15/37	26,000	33,098
Lloyds Banking Group PLC 144A jr. unsec. sub. FRN
6.657%, perpetual maturity (United Kingdom)	25,000	29,250
LPL Holdings, Inc. 144A company
guaranty sr. unsec. notes 5.75%, 9/15/25	20,000	20,350
Macquarie Bank, Ltd. 144A sr. unsec. notes 2.85%,
7/29/20 (Australia)	40,000	40,256
MGM Growth Properties Operating Partnership
LP/MGP Finance Co-Issuer, Inc. company
guaranty sr. unsec. notes 5.625%, 5/1/24 R	5,000	5,325
MGM Growth Properties Operating Partnership
LP/MGP Finance Co-Issuer, Inc. 144A sr. unsec.
bonds 4.50%, 1/15/28 R	5,000	4,900
Mid-America Apartments LP sr. unsec. notes 4.30%,
10/15/23 R	45,000	47,444
Morgan Stanley sr. unsec. unsub. notes 4.375%,
1/22/47	40,000	43,847
Morgan Stanley sr. unsec. unsub. notes 3.625%,
1/20/27	185,000	189,339
Morgan Stanley sr. unsec. unsub. notes 2.65%,
1/27/20	45,000	45,203
Nationstar Mortgage, LLC/Nationstar Capital Corp.
company guaranty sr. unsec. unsub. notes 6.50%,
7/1/21	15,000	15,206
Neuberger Berman Group, LLC/Neuberger Berman
Finance Corp. 144A sr. unsec. notes 4.875%,
4/15/45	30,000	30,551
OneAmerica Financial Partners, Inc. 144A
sr. unsec. notes 7.00%, 10/15/33	78,000	99,944
OneMain Financial Holdings, LLC 144A company
guaranty sr. unsec. sub. notes 6.75%, 12/15/19	10,000	10,332
OneMain Financial Holdings, LLC 144A company
guaranty sr. unsec. unsub. notes 7.25%, 12/15/21	10,000	10,375
Peachtree Corners Funding Trust 144A company
guaranty sr. unsec. unsub. bonds 3.976%, 2/15/25	105,000	108,113
Provident Funding Associates LP/PFG Finance Corp.
144A sr. unsec. notes 6.375%, 6/15/25	15,000	15,750
Prudential Financial, Inc. jr. unsec. sub. FRN
8.875%, 6/15/38	30,000	30,825
Prudential Financial, Inc. jr. unsec. sub. FRN
5.625%, 6/15/43	57,000	62,130
Prudential Financial, Inc. jr. unsec. sub. FRN
5.20%, 3/15/44	20,000	21,325
Realty Income Corp. sr. unsec. notes 4.65%,
8/1/23 R	25,000	26,955
Regions Financial Corp. sr. unsec.
unsub. notes 2.75%, 8/14/22	45,000	44,699
Royal Bank of Canada sr. unsec.
unsub. notes Ser. GMTN, 2.20%, 7/27/18 (Canada)	130,000	130,190

18 Putnam VT Global Asset Allocation Fund

CORPORATE BONDS
AND NOTES (15.3%)* cont.	Principal amount	Value
Financials cont.
Royal Bank of Canada unsec. sub. notes Ser. GMTN,
4.65%, 1/27/26 (Canada)	$45,000	$48,493
Royal Bank of Scotland Group PLC unsec.
sub. notes 4.70%, 7/3/18 (United Kingdom)	108,000	109,095
Select Income REIT sr. unsec. unsub. notes 3.60%,
2/1/20 R	10,000	10,062
Select Income REIT sr. unsec. unsub. notes 2.85%,
2/1/18 R	10,000	10,000
Springleaf Finance Corp. company
guaranty sr. unsec. unsub. notes 8.25%, 12/15/20	20,000	22,000
Springleaf Finance Corp. company
guaranty sr. unsec. unsub. notes 6.125%, 5/15/22	10,000	10,375
Springleaf Finance Corp. sr. unsec.
unsub. notes 5.25%, 12/15/19	5,000	5,144
Starwood Property Trust, Inc. 144A sr. unsec.
notes 4.75%, 3/15/25 R	15,000	14,850
Swiss Re Treasury US Corp. 144A company
guaranty sr. unsec. notes 4.25%, 12/6/42	90,000	93,585
TMX Finance, LLC/TitleMax Finance Corp. 144A
company guaranty sr. notes 8.50%, 9/15/18	5,000	4,575
Toronto-Dominion Bank (The) unsec. sub. FRB
3.625%, 9/15/31 (Canada)	58,000	57,850
UBS Group Funding Jersey, Ltd. 144A company
guaranty sr. unsec. notes 3.00%, 4/15/21
(Switzerland)	200,000	201,295
USIS Merger Sub, Inc. 144A sr. unsec.
notes 6.875%, 5/1/25	20,000	20,200
VEREIT Operating Partnership LP company
guaranty sr. unsec. notes 4.60%, 2/6/24 R	50,000	52,284
VICI Properties 1, LLC/VICI FC, Inc. company
guaranty notes 8.00%, 10/15/23	2,369	2,647
Vnesheconombank Via VEB Finance PLC 144A
sr. unsec. unsub. notes 6.80%, 11/22/25 (Russia)	300,000	342,375
Wells Fargo & Co. jr. unsec. sub. FRB Ser. U,
5.875%, perpetual maturity	8,000	8,840
Wells Fargo & Co. sr. unsec. notes Ser. GMTN,
2.60%, 7/22/20	80,000	80,493
Westpac Banking Corp. sr. unsec.
unsub. notes 4.875%, 11/19/19 (Australia)	80,000	83,701
Westpac Banking Corp. sr. unsec.
unsub. notes 2.15%, 3/6/20 (Australia)	135,000	134,399
WP Carey, Inc. sr. unsec. unsub. notes 4.60%,
4/1/24 R	30,000	31,371
		5,878,067
Health care (1.2%)
AbbVie, Inc. sr. unsec. notes 2.90%, 11/6/22	80,000	80,245
Air Medical Merger Sub Corp. 144A sr. unsec.
notes 6.375%, 5/15/23	40,000	38,300
Allergan Funding SCS company guaranty sr. unsec.
notes 4.75%, 3/15/45 (Luxembourg)	18,000	19,162
Allergan Funding SCS company guaranty sr. unsec.
notes 3.45%, 3/15/22 (Luxembourg)	26,000	26,417
Allergan Funding SCS company guaranty sr. unsec.
unsub. notes 3.80%, 3/15/25 (Luxembourg)	15,000	15,271
AMAG Pharmaceuticals, Inc. 144A company
guaranty sr. unsec. notes 7.875%, 9/1/23	15,000	14,606
Amgen, Inc. sr. unsec. notes 3.45%, 10/1/20	125,000	128,351
ASP AMC Merger Sub, Inc. 144A sr. unsec.
notes 8.00%, 5/15/25	20,000	19,200
AstraZeneca PLC sr. unsec. unsub. notes 6.45%,
9/15/37 (United Kingdom)	36,000	48,654

CORPORATE BONDS
AND NOTES (15.3%)* cont.	Principal amount	Value

Health care cont.
Becton Dickinson and Co. sr. unsec.
unsub. bonds 4.669%, 6/6/47	$69,000	$74,706
Becton Dickinson and Co. sr. unsec.
unsub. bonds 3.70%, 6/6/27	60,000	60,463
BioScrip, Inc. company guaranty sr. unsec.
notes 8.875%, 2/15/21	5,000	4,525
Centene Corp. sr. unsec. unsub. notes 6.125%,
2/15/24	15,000	15,863
Centene Corp. sr. unsec. unsub. notes 4.75%,
1/15/25	5,000	5,088
Centene Corp. sr. unsec. unsub. notes 4.75%,
5/15/22	20,000	20,750
CHS/Community Health Systems, Inc. company
guaranty sr. notes 6.25%, 3/31/23	15,000	13,500
CHS/Community Health Systems, Inc. company
guaranty sr. unsec. notes 6.875%, 2/1/22	33,000	18,975
CHS/Community Health Systems, Inc. company
guaranty sr. unsec. unsub. notes 7.125%, 7/15/20	15,000	11,213
Cigna Corp. sr. unsec. unsub. notes 4.50%, 3/15/21	80,000	84,085
Concordia International Corp. 144A company
guaranty sr. unsec. notes 7.00%, 4/15/23
(Canada) (In default) †	15,000	1,313
Endo Finance, LLC/Endo Finco, Inc. 144A company
guaranty sr. unsec. unsub. notes 5.375%, 1/15/23	55,000	42,900
HCA, Inc. company guaranty sr. bonds 5.25%,
6/15/26	15,000	15,900
HCA, Inc. company guaranty sr. notes 6.50%,
2/15/20	27,000	28,755
HCA, Inc. company guaranty sr. sub. bonds 5.50%,
6/15/47	40,000	39,901
HCA, Inc. company guaranty sr. sub. notes 5.00%,
3/15/24	20,000	20,800
HCA, Inc. company guaranty sr. sub. notes 3.75%,
3/15/19	10,000	10,100
HCA, Inc. company guaranty sr. unsec.
unsub. notes 7.50%, 2/15/22	4,000	4,490
Jaguar Holding Co. II/Pharmaceutical Product
Development, LLC 144A company
guaranty sr. unsec. notes 6.375%, 8/1/23	15,000	15,150
Kinetic Concepts, Inc./KCI USA, Inc. 144A company
guaranty sub. notes 12.50%, 11/1/21	5,000	5,613
Mallinckrodt International Finance
SA/Mallinckrodt CB, LLC 144A company
guaranty sr. unsec. unsub. notes 5.50%, 4/15/25
(Luxembourg)	10,000	8,175
Merck & Co., Inc. sr. unsec. unsub. notes 3.70%,
2/10/45	50,000	52,197
Molina Healthcare, Inc. company
guaranty sr. unsec. notes 5.375%, 11/15/22	10,000	10,425
Molina Healthcare, Inc. 144A company
guaranty sr. unsec. notes 4.875%, 6/15/25	5,000	4,988
Novartis Capital Corp. company
guaranty sr. unsec. unsub. bonds 4.00%, 11/20/45	80,000	86,903
Omega Healthcare Investors, Inc. company
guaranty sr. unsec. notes 4.50%, 4/1/27 R	75,000	73,031
Omega Healthcare Investors, Inc. company
guaranty sr. unsec. unsub. notes 4.95%, 4/1/24 R	16,000	16,715
Ortho-Clinical Diagnostics, Inc./Ortho-Clinical
Diagnostics SA 144A sr. unsec. notes 6.625%,
5/15/22	23,000	23,115

Putnam VT Global Asset Allocation Fund 19

CORPORATE BONDS
AND NOTES (15.3%)* cont.	Principal amount	Value

Health care cont.
Pfizer, Inc. sr. unsec. unsub. notes 3.00%,
12/15/26	$40,000	$40,241
Pfizer, Inc. sr. unsec. unsub. notes 1.70%,
12/15/19	55,000	54,654
Service Corp International sr. unsec.
notes 4.625%, 12/15/27	15,000	15,219
Service Corp. International/US sr. unsec.
notes 5.375%, 1/15/22	14,000	14,333
Service Corp. International/US sr. unsec.
unsub. notes 5.375%, 5/15/24	33,000	34,774
Shire Acquisitions Investments Ireland DAC
company guaranty sr. unsec. unsub. notes 3.20%,
9/23/26 (Ireland)	48,000	46,914
Shire Acquisitions Investments Ireland DAC
company guaranty sr. unsec. unsub. notes 2.875%,
9/23/23 (Ireland)	40,000	39,323
Sterigenics-Nordion Holdings, LLC 144A sr. unsec.
notes 6.50%, 5/15/23	10,000	10,425
Tenet Healthcare Corp. company
guaranty sr. sub. notes 6.00%, 10/1/20	20,000	21,146
Tenet Healthcare Corp. sr. unsec. notes 8.125%,
4/1/22	5,000	5,088
UnitedHealth Group, Inc. sr. unsec. notes 6.00%,
2/15/18	58,000	58,286
UnitedHealth Group, Inc. sr. unsec.
unsub. notes 3.95%, 10/15/42	90,000	93,998
UnitedHealth Group, Inc. sr. unsec.
unsub. notes 2.75%, 2/15/23	90,000	90,078
Valeant Pharmaceuticals International, Inc. 144A
company guaranty sr. notes 5.50%, 11/1/25	5,000	5,088
Valeant Pharmaceuticals International, Inc. 144A
company guaranty sr. unsec. notes 9.00%,
12/15/25	10,000	10,422
Valeant Pharmaceuticals International, Inc. 144A
company guaranty sr. unsec. notes 6.125%,
4/15/25	40,000	36,600
Valeant Pharmaceuticals International, Inc. 144A
company guaranty sr. unsec. notes 5.875%,
5/15/23	18,000	16,695
Valeant Pharmaceuticals International, Inc. 144A
company guaranty sr. unsec. notes 5.50%, 3/1/23	5,000	4,575
Valeant Pharmaceuticals International, Inc. 144A
company guaranty sr. unsec. notes 5.375%,
3/15/20	5,000	5,006
Valeant Pharmaceuticals International, Inc. 144A
company guaranty sr. unsub. notes 7.00%, 3/15/24	15,000	16,050
Valeant Pharmaceuticals International, Inc. 144A
company guaranty sr. unsub. notes 6.50%, 3/15/22	5,000	5,250
WellCare Health Plans, Inc. sr. unsec.
notes 5.25%, 4/1/25	5,000	5,275
		1,789,285
Technology (0.8%)
Apple, Inc. sr. unsec. notes 3.45%, 5/6/24	40,000	41,475
Apple, Inc. sr. unsec. notes 2.10%, 5/6/19	130,000	130,306
Apple, Inc. sr. unsec. unsub. notes 4.375%,
5/13/45	80,000	90,125
Apple, Inc. sr. unsec. unsub. notes 3.85%, 5/4/43	27,000	28,112
Apple, Inc. sr. unsec. unsub. notes 2.00%, 5/6/20	30,000	29,866
Avaya, Inc. 144A escrow notes 7.00%, 4/1/19	34,000	—
Broadcom Corp./Broadcom Cayman Finance, Ltd. 144A
company guaranty sr. unsec. bonds 3.50%, 1/15/28	90,000	85,798

CORPORATE BONDS
AND NOTES (15.3%)* cont.	Principal amount	Value

Technology cont.
Broadcom Corp./Broadcom Cayman Finance,
Ltd. 144A company guaranty sr. unsec. unsub.
notes 3.875%, 1/15/27	$35,000	$34,442
Cisco Systems, Inc. sr. unsec.
unsub. notes 2.50%, 9/20/26	35,000	33,856
Diamond 1 Finance Corp./Diamond 2 Finance Corp.
144A company guaranty sr. unsec. notes 7.125%,
6/15/24	40,000	43,795
Diamond 1 Finance Corp./Diamond 2 Finance Corp.
144A sr. bonds 8.35%, 7/15/46	10,000	12,885
Diamond 1 Finance Corp./Diamond 2 Finance Corp.
144A sr. notes 5.45%, 6/15/23	63,000	68,080
Diamond 1 Finance Corp./Diamond 2 Finance Corp.
144A sr. unsec. notes 5.875%, 6/15/21	5,000	5,188
Fidelity National Information Services, Inc.
sr. unsec. unsub. notes 5.00%, 10/15/25	9,000	9,946
First Data Corp. 144A company guaranty sr. unsec.
unsub. notes 7.00%, 12/1/23	15,000	15,863
First Data Corp. 144A notes 5.75%, 1/15/24	30,000	31,050
First Data Corp. 144A sr. notes 5.375%, 8/15/23	15,000	15,614
IBM Corp. sr. unsec. unsub. notes 1.875%, 8/1/22	140,000	135,873
Inception Merger Sub, Inc./Rackspace
Hosting, Inc. 144A sr. unsec. notes 8.625%,
11/15/24	35,000	37,363
Infor Software Parent, LLC/Infor Software
Parent, Inc. 144A company guaranty sr. unsec.
notes 7.125%, 5/1/21 ‡‡	35,000	35,788
Infor US, Inc. company guaranty sr. unsec.
notes 6.50%, 5/15/22	25,000	25,875
Infor US, Inc. 144A company
guaranty sr. notes 5.75%, 8/15/20	3,000	3,083
Iron Mountain, Inc. 144A company
guaranty sr. unsec. notes 4.875%, 9/15/27 R	30,000	30,075
Jabil Circuit, Inc. sr. unsec. sub. notes 8.25%,
3/15/18	9,000	9,121
Micron Technology, Inc. 144A sr. unsec.
unsub. notes 5.25%, 1/15/24	10,000	10,388
Microsoft Corp. sr. unsec. unsub. notes 5.30%,
2/8/41	25,000	31,991
Oracle Corp. sr. unsec. unsub. notes 5.375%,
7/15/40	35,000	44,251
Oracle Corp. sr. unsec. unsub. notes 3.25%,
11/15/27	4,000	4,060
Oracle Corp. sr. unsec. unsub. notes 2.65%,
7/15/26	6,000	5,850
Oracle Corp. sr. unsec. unsub. notes 2.50%,
10/15/22	80,000	79,922
Oracle Corp. sr. unsec. unsub. notes 2.25%,
10/8/19	95,000	95,430
Plantronics, Inc. 144A company
guaranty sr. unsec. notes 5.50%, 5/31/23	20,000	20,775
Solera, LLC / Solera Finance, Inc. 144A
sr. unsec. notes 10.50%, 3/1/24	35,000	39,374
Tempo Acquisition, LLC/Tempo Acquisition
Finance Corp. 144A sr. unsec. notes 6.75%,
6/1/25	20,000	20,200
TTM Technologies, Inc. 144A company
guaranty sr. unsec. notes 5.625%, 10/1/25	15,000	15,375
VMware, Inc. sr. unsec. notes 3.90%, 8/21/27	15,000	15,142
		1,336,337

20 Putnam VT Global Asset Allocation Fund

CORPORATE BONDS
AND NOTES (15.3%)* cont.	Principal amount	Value
Transportation (0.2%)
Burlington Northern Santa Fe, LLC sr. unsec.
notes 5.40%, 6/1/41	$35,000	$43,746
Burlington Northern Santa Fe, LLC sr. unsec.
unsub. notes 5.75%, 5/1/40	35,000	45,573
CSX Corp. sr. unsec. unsub. notes 4.10%, 3/15/44	70,000	72,922
Delta Air Lines, Inc. sr. notes Ser. A, 7.75%,
12/17/19	22,703	24,546
FedEx Corp. company guaranty sr. unsec.
unsub. notes 2.625%, 8/1/22	15,000	14,983
Penske Truck Leasing Co. LP/PTL Finance Corp.
144A sr. unsec. bonds 3.40%, 11/15/26	16,000	15,798
United AirLines, Inc. Pass-Through Trust
pass-through certificates Ser. 07-1, Class A,
6.636%, 7/2/22	9,215	9,993
United Airlines, Inc. Pass-Through Trust
pass-through certificates Ser. 14-2, Class A,
3.75%, 9/3/26	39,838	40,845
Watco Cos., LLC/Watco Finance Corp. 144A company
guaranty sr. unsec. notes 6.375%, 4/1/23	24,000	24,840
		293,246
Utilities and power (1.1%)
AES Corp./Virginia (The) sr. unsec. notes 5.50%,
4/15/25	35,000	36,750
AES Corp./Virginia (The) sr. unsec. notes 4.875%,
5/15/23	7,000	7,149
AES Corp./Virginia (The) sr. unsec.
unsub. bonds 5.125%, 9/1/27	25,000	26,250
AES Corp./Virginia (The) sr. unsec.
unsub. notes 7.375%, 7/1/21	27,000	30,240
American Transmission Systems, Inc. 144A
sr. unsec. unsub. bonds 5.00%, 9/1/44	50,000	58,118
Arizona Public Services Co. sr. unsec.
notes 4.50%, 4/1/42	15,000	16,882
Berkshire Hathaway Energy Co. sr. unsec.
unsub. bonds 6.125%, 4/1/36	39,000	52,124
Calpine Corp. sr. unsec. sub. notes 5.75%, 1/15/25	25,000	23,625
Calpine Corp. 144A company
guaranty sr. notes 5.25%, 6/1/26	10,000	9,800
Calpine Corp. 144A company
guaranty sr. sub. notes 5.875%, 1/15/24	3,000	3,083
Colorado Interstate Gas Co., LLC company
guaranty sr. unsec. notes 6.85%, 6/15/37	8,000	8,981
Commonwealth Edison Co. 1st mtge. bonds 5.90%,
3/15/36	28,000	36,703
Consolidated Edison Co. of New York, Inc.
sr. unsec. notes 7.125%, 12/1/18	83,000	86,529
Consolidated Edison Co. of New York, Inc.
sr. unsec. unsub. notes 4.20%, 3/15/42	45,000	48,861
Duke Energy Corp. sr. unsec. notes 3.15%, 8/15/27	55,000	54,602
Dynegy, Inc. company guaranty sr. unsec.
notes 7.375%, 11/1/22	20,000	21,100
Dynegy, Inc. company guaranty sr. unsec.
unsub. notes 7.625%, 11/1/24	20,000	21,450
Dynegy, Inc. 144A company guaranty sr. unsec.
notes 8.125%, 1/30/26	10,000	10,925
Electricite de France (EDF) 144A sr. unsec.
notes 6.50%, 1/26/19 (France)	60,000	62,756
Emera US Finance LP company guaranty sr. unsec.
notes 3.55%, 6/15/26	16,000	16,046
Enbridge, Inc. sr. unsec. unsub. bonds 4.25%,
12/1/26 (Canada)	42,000	43,917

CORPORATE BONDS
AND NOTES (15.3%)* cont.	Principal amount	Value
Utilities and power cont.
Energy Transfer Equity LP sr. sub. notes 5.875%,
1/15/24	$62,000	$65,256
Energy Transfer Equity LP sr. sub. notes 5.50%,
6/1/27	5,000	5,100
Energy Transfer Partners LP sr. unsec.
unsub. bonds 6.125%, 12/15/45	8,000	8,687
Energy Transfer Partners LP sr. unsec.
unsub. notes 6.50%, 2/1/42	13,000	14,682
Energy Transfer Partners LP sr. unsec.
unsub. notes 5.20%, 2/1/22	25,000	26,649
FirstEnergy Corp. sr. unsec. unsub. notes 4.25%,
3/15/23	39,000	40,734
GenOn Energy, Inc. sr. unsec. sub. notes 9.875%,
10/15/20 (In default) †	18,000	14,220
IPALCO Enterprises, Inc. 144A sr. notes 3.70%,
9/1/24	10,000	9,991
Kinder Morgan Energy Partners LP company
guaranty sr. unsec. notes 5.40%, 9/1/44	10,000	10,573
Kinder Morgan Energy Partners LP company
guaranty sr. unsec. notes 3.50%, 3/1/21	80,000	81,532
Kinder Morgan Energy Partners LP company
guaranty sr. unsec. unsub. notes 3.45%, 2/15/23	25,000	25,127
Kinder Morgan, Inc. company guaranty sr. unsec.
unsub. notes 3.15%, 1/15/23	105,000	104,360
Kinder Morgan, Inc./DE company
guaranty sr. unsec. notes Ser. GMTN, 7.75%,
1/15/32	17,000	21,953
MidAmerican Funding, LLC sr. bonds 6.927%, 3/1/29	50,000	67,418
Nevada Power Co. mtge. notes 7.125%, 3/15/19	40,000	42,269
NextEra Energy Capital Holdings, Inc. company
guaranty jr. unsec. sub. FRB 4.80%, 12/1/77	20,000	20,050
NRG Energy, Inc. company guaranty sr. unsec.
notes 7.25%, 5/15/26	10,000	10,888
NRG Energy, Inc. company guaranty sr. unsec.
notes 6.625%, 1/15/27	20,000	21,150
NRG Energy, Inc. 144A company guaranty sr. unsec.
bonds 5.75%, 1/15/28	5,000	5,044
NSTAR Electric Co. sr. unsec.
unsub. notes 2.375%, 10/15/22 (Canada)	75,000	74,073
Oncor Electric Delivery Co., LLC sr. notes 4.10%,
6/1/22	25,000	26,332
Oncor Electric Delivery Co., LLC sr. notes 3.75%,
4/1/45	75,000	77,366
PPL Capital Funding, Inc. company
guaranty sr. unsec. unsub. notes 4.20%, 6/15/22	60,000	63,462
Public Service Electric & Gas Co.
sr. notes Ser. MTN, 5.50%, 3/1/40	25,000	32,251
Puget Sound Energy, Inc. jr. unsec. sub. FRN
Ser. A, BBA LIBOR USD 3 Month + 2.53%, 4.011%,
6/1/67	102,000	100,088
Southern Star Central Corp. 144A sr. unsec.
notes 5.125%, 7/15/22	10,000	10,375
Texas Competitive Electric Holdings Co., LLC/TCEH
Finance, Inc. escrow company
guaranty sr. notes 11.50%, 10/1/20	13,000	98
		1,655,619

Total corporate bonds and notes (cost $22,185,218)		$23,156,010

Putnam VT Global Asset Allocation Fund 21

U.S. GOVERNMENT AND AGENCY
MORTGAGE OBLIGATIONS (13.3%)*	Principal amount	Value
U.S. Government Guaranteed Mortgage Obligations (4.3%)
Government National Mortgage Association
Pass-Through Certificates
6.50%, with due dates from 5/20/37 to 11/20/39	$341,206	$394,461
3.50%, with due dates from 8/20/47 to 11/20/47 3,958,619		4,098,489
3.50%, TBA, 1/1/48	1,000,000	1,034,219
3.50%, TBA, 12/1/47	1,000,000	1,035,313
		6,562,482
U.S. Government Agency Mortgage Obligations (9.0%)
Federal Home Loan Mortgage Corporation
Pass-Through Certificates 4.00%, 11/1/45	1,571,755	1,645,615
Federal National Mortgage Association
Pass-Through Certificates
6.00%, TBA, 1/1/48	1,000,000	1,116,016
4.50%, TBA, 2/1/48	1,000,000	1,062,656
4.50%, TBA, 1/1/48	1,000,000	1,063,906
4.00%, 8/1/47	894,384	936,133
3.50%, with due dates from 9/1/45 to 1/1/48	4,209,687	4,326,571
3.00%, with due dates from 12/1/31 to 5/1/46	2,395,007	2,426,640
3.00%, TBA, 1/1/48	1,000,000	1,000,234
		13,577,771
Total U.S. government and agency mortgage
obligations (cost $20,158,865)		$20,140,253

MORTGAGE-BACKED
SECURITIES (1.7%)*	Principal amount	Value
Agency collateralized mortgage obligations (0.3%)
Federal Home Loan Mortgage Corporation
IFB Ser. 3408, Class EK (-4.024 x 1 Month US
LIBOR) + 25.79%, 19.85%, 4/15/37	$11,549	$17,105
IFB Ser. 3072, Class SM (-3.667 x 1 Month US
LIBOR) + 23.80%, 18.381%, 11/15/35	15,784	22,095
IFB Ser. 3249, Class PS (-3.3 x 1 Month US LIBOR)
+ 22.28%, 17.401%, 12/15/36	12,421	16,821
IFB Ser. 3065, Class DC (-3 x 1 Month US LIBOR)
+ 19.86%, 15.429%, 3/15/35	36,704	50,434
IFB Ser. 2990, Class LB (-2.556 x 1 Month US
LIBOR) + 16.95%, 13.171%, 6/15/34	20,647	23,930
IFB Ser. 3829, Class AS, IO (-1 x 1 Month US
LIBOR) + 6.95%, 5.473%, 3/15/41	94,166	16,210
Federal National Mortgage Association
IFB Ser. 06-8, Class HP (-3.667 x 1 Month US
LIBOR) + 24.57%, 18.876%, 3/25/36	21,734	32,718
IFB Ser. 07-53, Class SP (-3.667 x 1 Month US
LIBOR) + 24.20%, 18.509%, 6/25/37	19,705	28,028
IFB Ser. 05-75, Class GS (-3 x 1 Month US LIBOR)
+ 20.25%, 15.594%, 8/25/35	8,028	10,110
Connecticut Avenue Securities FRB Ser. 16-C05,
Class 2M1, 1 Month US LIBOR + 1.35%, 2.902%,
1/25/29	22,834	22,958
Ser. 06-46, Class OC, PO, zero %, 6/25/36	5,568	4,609
Government National Mortgage Association
Ser. 10-9, Class UI, IO, 5.00%, 1/20/40	74,640	16,048
IFB Ser. 13-99, Class AS, IO (-1 x 1 Month US
LIBOR) + 6.05%, 4.549%, 6/20/43	106,812	21,394
Ser. 16-123, Class LI, IO, 3.50%, 3/20/44	144,728	19,635
Ser. 13-14, IO, 3.50%, 12/20/42	318,138	43,941
Ser. 12-141, Class WI, IO, 3.50%, 11/20/41	310,718	32,600
Ser. 16-H16, Class EI, IO, 2.236%, 6/20/66 W	200,738	24,912
Ser. 15-H26, Class DI, IO, 2.067%, 10/20/65 W	274,430	28,980
		432,528

MORTGAGE-BACKED
SECURITIES (1.7%)* cont.	Principal amount	Value
Commercial mortgage-backed securities (0.8%)
Banc of America Commercial Mortgage Trust FRB
Ser. 07-1, Class XW, IO, 0.412%, 1/15/49 W	$239,649	$813
Banc of America Commercial Mortgage Trust 144A
FRB Ser. 04-4, Class XC, IO, 0.051%, 7/10/42 W	22,430	6
FRB Ser. 07-5, Class XW, IO, 0.047%, 2/10/51 W	460,463	—
Banc of America Merrill Lynch Commercial
Mortgage, Inc. 144A FRB Ser. 04-5, Class XC, IO,
0.43%, 11/10/41 W	53,048	379
Bear Stearns Commercial Mortgage Securities Trust
FRB Ser. 04-PR3I, Class X1, IO, zero %, 2/11/41 W	8,153	1
Bear Stearns Commercial Mortgage Securities Trust
144A FRB Ser. 06-PW14, Class X1, IO, 0.335%,
12/11/38 W	60,114	872
Capmark Mortgage Securities, Inc. FRB Ser. 97-C1,
Class X, IO, 1.441%, 7/15/29 W	10,470	199
CD Commercial Mortgage Trust 144A FRB
Ser. 07-CD4, Class XW, IO, 0.553%, 12/11/49 W	28,339	3
Citigroup Commercial Mortgage Trust 144A
FRB Ser. 12-GC8, Class XA, IO, 1.814%, 9/10/45 W	352,616	22,793
FRB Ser. 06-C5, Class XC, IO, 0.484%, 10/15/49 W	679,366	7
COMM Mortgage Trust
FRB Ser. 12-LC4, Class C, 5.605%, 12/10/44 W	44,000	45,867
FRB Ser. 14-CR17, Class C, 4.735%, 5/10/47 W	26,000	25,470
Ser. 13-CR11, Class AM, 4.715%, 8/10/50 W	20,000	21,609
FRB Ser. 14-UBS6, Class C, 4.465%, 12/10/47 W	54,000	54,065
Ser. 13-CR13, Class AM, 4.449%, 11/12/46 W	85,000	90,715
Ser. 12-CR2, Class AM, 3.791%, 8/15/45	30,000	31,342
FRB Ser. 14-CR18, Class XA, IO, 1.22%, 7/15/47 W	270,054	12,984
FRB Ser. 14-CR16, Class XA, IO, 1.172%, 4/10/47 W	194,046	8,667
FRB Ser. 14-CR20, Class XA, IO, 1.159%, 11/10/47 W	330,662	17,968
FRB Ser. 14-CR17, Class XA, IO, 1.128%, 5/10/47 W	728,136	33,373
FRB Ser. 13-CR11, Class XA, IO, 1.126%, 8/10/50 W	547,282	25,926
FRB Ser. 14-UBS6, Class XA, IO, 1.019%, 12/10/47 W	980,256	46,232
FRB Ser. 14-LC17, Class XA, IO, 0.95%, 10/10/47 W	725,200	26,058
COMM Mortgage Trust 144A FRB Ser. 06-C8,
Class XS, IO, 0.655%, 12/10/46 W	662,403	31
Credit Suisse Commercial Mortgage Trust 144A FRB
Ser. 07-C2, Class AX, IO, 0.041%, 1/15/49 F W	680,630	27
CSMC Trust FRB Ser. 16-NXSR, Class C, 4.364%,
12/15/49 W	70,000	70,613
GE Capital Commercial Mortgage Corp. 144A FRB
Ser. 05-C3, Class XC, IO, 0.074%, 7/10/45 W	302,122	2
GE Commercial Mortgage Corp. Trust 144A FRB
Ser. 07-C1, Class XC, IO, 0.253%, 12/10/49 W	2,590,048	5,236
GMAC Commercial Mortgage Securities, Inc. Trust
144A FRB Ser. 05-C1, Class X1, IO, 0.982%,
5/10/43 W	17,378	1
GS Mortgage Securities Corp. II FRB Ser. 15-GC30,
Class XA, IO, 0.883%, 5/10/50 W	464,242	21,429
GS Mortgage Securities Trust 144A FRB
Ser. 06-GG8, Class X, IO, 0.866%, 11/10/39 W	1,053,263	27,385
JPMBB Commercial Mortgage Securities Trust
FRB Ser. 13-C15, Class C, 5.081%, 11/15/45 W	30,000	31,388
FRB Ser. 13-C14, Class C, 4.569%, 8/15/46 W	30,000	30,500
JPMorgan Chase Commercial Mortgage
Securities Trust
FRB Ser. 06-LDP7, Class B, 5.946%, 4/17/45 W	107,000	9,095
FRB Ser. 05-LDP5, Class F, 5.699%, 12/15/44 W	34,302	34,041
Ser. 12-C6, Class AS, 4.117%, 5/15/45	16,000	16,677
FRB Ser. 06-LDP8, Class X, IO, 0.308%, 5/15/45 W	39,905	1
FRB Ser. 07-LDPX, Class X, IO, 0.141%, 1/15/49 W	658,120	4,819

22 Putnam VT Global Asset Allocation Fund

MORTGAGE-BACKED
SECURITIES (1.7%)* cont.	Principal amount	Value
Commercial mortgage-backed securities cont.
JPMorgan Chase Commercial Mortgage Securities
Trust 144A FRB Ser. 05-CB12, Class X1, IO,
0.376%, 9/12/37 W	$193,540	$380
LB Commercial Mortgage Trust 144A Ser. 99-C1,
Class G, 6.41%, 6/15/31	2,998	3,015
LB-UBS Commercial Mortgage Trust 144A
FRB Ser. 06-C6, Class XCL, IO, 0.485%, 9/15/39 W	1,177,939	7,636
FRB Ser. 05-C5, Class XCL, IO, 0.453%, 9/15/40 W	250,284	2,169
FRB Ser. 05-C7, Class XCL, IO, 0.353%, 11/15/40 W	93,574	476
FRB Ser. 05-C2, Class XCL, IO, 0.195%, 4/15/40 W	29,206	2
Merrill Lynch Mortgage Trust 144A
FRB Ser. 04-KEY2, Class XC, IO, 0.673%, 8/12/39 W	30,897	134
FRB Ser. 05-MCP1, Class XC, IO, 0.003%, 6/12/43 W	61,189	—
Mezz Cap Commercial Mortgage Trust 144A
FRB Ser. 05-C3, Class X, IO, 6.755%, 5/15/44 W	2,100	96
FRB Ser. 06-C4, Class X, IO, 6.377%, 7/15/45 W	15,163	1,137
Morgan Stanley Bank of America Merrill Lynch Trust
FRB Ser. 14-C17, Class XA, IO, 1.232%, 8/15/47 W	291,560	13,584
FRB Ser. 13-C12, Class XA, IO, 0.874%, 10/15/46 W	636,401	16,971
Morgan Stanley Bank of America Merrill Lynch
Trust 144A FRB Ser. 12-C6, Class XA, IO, 1.635%,
11/15/45 W	562,025	35,367
Morgan Stanley Capital I Trust Ser. 07-HQ11,
Class AJ, 5.508%, 2/12/44 W	12,173	12,127
UBS-Barclays Commercial Mortgage Trust 144A
FRB Ser. 12-C3, Class C, 5.042%, 8/10/49 W	50,000	52,590
FRB Ser. 12-C4, Class XA, IO, 1.656%, 12/10/45 W	211,156	13,251
Wachovia Bank Commercial Mortgage Trust
FRB Ser. 05-C21, Class D, 5.291%, 10/15/44 W	21,000	20,904
FRB Ser. 07-C34, IO, 0.149%, 5/15/46 W	272,777	191
Wachovia Bank Commercial Mortgage Trust 144A
FRB Ser. 06-C26, Class XC, IO, 0.051%, 6/15/45 W	118,512	24
FRB Ser. 05-C18, Class XC, IO, zero %, 4/15/42 W	35,600	4
Wells Fargo Commercial Mortgage Trust
FRB Ser. 13-LC12, Class AS, 4.291%, 7/15/46 W	19,000	20,059
FRB Ser. 13-LC12, Class C, 4.291%, 7/15/46 W	24,000	23,126
WF-RBS Commercial Mortgage Trust
Ser. 14-C19, Class C, 4.646%, 3/15/47 W	35,000	36,542
FRB Ser. 13-C15, Class C, 4.481%, 8/15/46 W	29,000	29,325
Ser. 13-C12, Class AS, 3.56%, 3/15/48	33,000	33,713
Ser. 13-C11, Class AS, 3.311%, 3/15/45	12,000	12,116
WF-RBS Commercial Mortgage Trust 144A
FRB Ser. 11-C2, Class D, 5.653%, 2/15/44 W	25,000	25,015
FRB Ser. 11-C3, Class D, 5.64%, 3/15/44 W	32,000	31,301
Ser. 11-C4, Class E, 5.247%, 6/15/44 W	50,000	44,840
FRB Ser. 13-C15, Class D, 4.481%, 8/15/46 W	43,000	37,147
FRB Ser. 12-C9, Class XA, IO, 1.962%, 11/15/45 W	240,849	17,601
FRB Ser. 11-C5, Class XA, IO, 1.755%, 11/15/44 W	295,080	15,400
FRB Ser. 12-C10, Class XA, IO, 1.581%, 12/15/45 W	334,499	20,749
FRB Ser. 13-C12, Class XA, IO, 1.307%, 3/15/48 W	330,030	16,990
		1,260,576
Residential mortgage-backed securities (non-agency) (0.6%)
Citigroup Mortgage Loan Trust, Inc. FRB
Ser. 05-2, Class 1A2A, 3.533%, 5/25/35 W	42,888	43,961
Countrywide Alternative Loan Trust
FRB Ser. 06-OA7, Class 1A2, 1 Month US LIBOR
+ 0.94%, 2.003%, 6/25/46	141,804	124,610
FRB Ser. 05-27, Class 1A1, 1.823%, 8/25/35 W	45,107	38,515
FRB Ser. 06-OA10, Class 4A1, 1 Month US LIBOR
+ 0.19%, 1.742%, 8/25/46	148,882	122,143

MORTGAGE-BACKED
SECURITIES (1.7%)* cont.	Principal amount	Value

Residential mortgage-backed securities (non-agency) cont.
Federal National Mortgage Association
Connecticut Avenue Securities FRB Ser. 16-C03,
Class 2M2, 1 Month US LIBOR + 5.90%, 7.452%,
10/25/28	$20,000	$23,144
Connecticut Avenue Securities FRB Ser. 15-C04,
Class 1M2, 1 Month US LIBOR + 5.70%, 7.252%,
4/25/28	30,399	34,864
Connecticut Avenue Securities FRB Ser. 15-C04,
Class 2M2, 1 Month US LIBOR + 5.55%, 7.102%,
4/25/28	102,783	115,314
Connecticut Avenue Securities FRB Ser. 15-C03,
Class 2M2, 1 Month US LIBOR + 5.00%, 6.552%,
7/25/25	8,902	9,776
Connecticut Avenue Securities FRB Ser. 15-C01,
Class 1M2, 1 Month US LIBOR + 4.30%, 5.852%,
2/25/25	22,976	25,031
Connecticut Avenue Securities FRB Ser. 15-C02,
Class 1M2, 1 Month US LIBOR + 4.00%, 5.552%,
5/25/25	15,904	17,236
Connecticut Avenue Securities FRB Ser. 14-C02,
Class 1M2, 1 Month US LIBOR + 2.60%, 4.152%,
5/25/24	50,000	53,034
Long Beach Mortgage Loan Trust FRB Ser. 04-1,
Class A2, 1 Month US LIBOR + 0.80%, 2.352%,
2/25/34	26,157	25,373
Merrill Lynch Mortgage Investors Trust FRB
Ser. 05-A2, Class A2, 3.041%, 2/25/35 W	14,311	14,454
New Century Home Equity Loan Trust FRB Ser. 03-4,
Class M1, 1 Month US LIBOR + 1.13%, 2.677%,
10/25/33	71,823	70,900
Park Place Securities, Inc. Asset-Backed
Pass-Through Certificates FRB Ser. 04-WCW2,
Class M3, 1 Month US LIBOR + 1.05%, 2.602%,
10/25/34	30,000	29,677
Structured Asset Mortgage Investments II Trust
FRB Ser. 07-AR7, Class 1A1, 1 Month US LIBOR +
0.85%, 2.402%, 5/25/47	46,405	42,112
WaMu Mortgage Pass-Through Certificates Trust
FRB Ser. 05-AR12, Class 1A8, 3.213%, 10/25/35 W	51,452	51,452
FRB Ser. 05-AR9, Class A1C3, 1 Month US LIBOR
+ 0.96%, 2.512%, 7/25/45	59,838	59,013
FRB Ser. 05-AR13, Class A1C3, 1 Month US LIBOR
+ 0.49%, 2.042%, 10/25/45	23,571	23,271
		923,880

Total mortgage-backed securities (cost $2,511,982)		$2,616,984

ASSET-BACKED SECURITIES (0.1%)*	Principal amount	Value

Loan Depot Station Place Agency Securitization
Trust 144A FRB Ser. 17-LD1, Class A, 1 Month US
LIBOR + 0.80%, 2.352%, 11/25/50	$62,000	$62,000
Station Place Securitization Trust 144A
FRB Ser. 17-1, Class A, 1 Month US LIBOR
+ 0.90%, 2.452%, 2/25/49	40,667	40,667
FRB Ser. 17-6, Class A, 1 Month US LIBOR
+ 0.70%, 1.994%, 11/24/18	120,000	120,000
Total asset-backed securities (cost $222,667)		$222,667

Putnam VT Global Asset Allocation Fund 23

SENIOR LOANS (0.1%)* [c]	Principal amount		Value
Avaya, Inc. bank term loan FRN Ser. B, BBA LIBOR
USD 3 Month + 4.75%, 6.227%, 11/9/24		$25,000	$24,573
California Resources Corp. bank term loan FRN BBA
LIBOR USD 3 Month + 4.75%, 6.241%, 11/17/22		15,000	15,038
CPG International, Inc. bank term loan FRN BBA
LIBOR USD 3 Month + 3.75%, 5.593%, 5/5/24		4,703	4,724
Forterra Finance, LLC bank term loan FRN BBA
LIBOR USD 3 Month + 3.00%, 4.569%, 10/25/23		9,962	9,293
FTS International, Inc. bank term loan FRN
Ser. B, BBA LIBOR USD 3 Month + 4.75%, 6.319%,
4/16/21		25,000	24,391
Gates Global, LLC bank term loan FRN Ser. B, BBA
LIBOR USD 3 Month + 3.00%, 4.693%, 3/31/24		13,943	14,006
Getty Images, Inc. bank term loan FRN Ser. B, BBA
LIBOR USD 3 Month + 3.50%, 4.75%, 10/18/19		9,844	8,909
Navistar, Inc. bank term loan FRN Ser. B, BBA
LIBOR USD 3 Month + 3.50%, 4.90%, 11/6/24		35,000	35,131
Neiman Marcus Group, Ltd., Inc. bank term loan
FRN BBA LIBOR USD 3 Month + 3.25%, 4.642%,
10/25/20		23,917	19,469
Ortho-Clinical Diagnostics, Inc. bank term loan
FRN Ser. B, BBA LIBOR USD 3 Month + 3.75%,
5.443%, 6/30/21		14,884	14,905
Revlon Consumer Products Corp. bank term loan FRN
Ser. B, BBA LIBOR USD 3 Month + 3.50%, 5.069%,
9/7/23		29,725	22,145
Total senior loans (cost $200,732)			$192,584

FOREIGN GOVERNMENT AND AGENCY
BONDS AND NOTES (0.3%)*	Principal amount		Value

Brazil (Federal Republic of) unsec.
notes 10.00%, 1/1/21 (Brazil) (units)	BRL	805	$261,661
Buenos Aires (Province of) 144A sr. unsec.
unsub. bonds 7.875%, 6/15/27 (Argentina)		$165,000	183,120
Total foreign government and agency bonds
and notes (cost $594,165)			$444,781

PURCHASED OPTIONS
OUTSTANDING (—%)*	Expiration	Notional	Contract
Counterparty	date/Strike price	amount	amount	Value
Barclays Bank PLC
USD/MXN (Call)May-18/MXN	21.50	$1,795,000	$1,795,000	$29,702
JPMorgan Chase Bank N.A.
USD/JPY (Put)Jan-18/JPY	107.00	2,983,300	2,983,300	3
Total purchased options outstanding (cost $29,588)				$29,705

PREFERRED STOCKS (—%)*	Shares	Value
GMAC Capital Trust I Ser. 2, $1.80 cum. ARP	680	$17,646
Total preferred stocks (cost $17,000)		$17,646

CONVERTIBLE PREFERRED STOCKS (—%)*	Shares	Value
EPR Properties Ser. C, $1.438 cv. pfd. R	575	$15,480
Nine Point Energy 6.75% cv. pfd.	1	1,035
Total convertible preferred stocks (cost $11,501)		$16,515

CONVERTIBLE BONDS AND NOTES (—%)*	Principal amount	Value
Jazz US Holdings, Inc. cv. company
guaranty sr. unsec. notes 8.00%, 12/31/18	$3,000	$10,303
Total convertible bonds and notes (cost $2,901)		$10,303

	Expiration
WARRANTS (—%)* †	date	Strike price	Warrants	Value
Halcon Resources Corp.	9/9/20	$14.04	244	$173
Total warrants (cost $—)				$173

	Principal amount/
SHORT-TERM INVESTMENTS (17.3%)*		shares	Value
U.S. Treasury Bills 1.193%, 1/4/18 # §		$539,001	$538,891
U.S. Treasury Bills 1.050%, 1/11/18 #		49,001	48,981
U.S. Treasury Bills 1.081%, 2/15/18 # §		19,002	18,966
U.S. Treasury Bills 1.309%, 3/15/18 #		16,000	15,957
Spain (Kingdom of) Treasury Bills with an
effective yield of 7.403%, 3/9/18 (Spain)	EUR	683,000	820,269
Italy (Republic of) Treasury Bills with an
effective yield of 5.796%, 3/29/18 (Italy)	EUR	342,000	410,892
Italy (Republic of) Treasury Bills with an
effective yield of 5.941%, 3/28/18 (Italy)	EUR	341,000	409,610
Portugal (Republic of) Treasury Bills with
an effective yield ranging from 2.756%
to 3.903%, 5/18/18 (Portugal)	EUR	599,000	719,716
Putnam Short Term Investment
Fund 1.45% L	Shares	21,843,002	21,843,002
Putnam Cash Collateral Pool,
LLC 1.55% [d]	Shares	1,312,325	1,312,325
Total short-term investments (cost $26,099,759)			$26,138,609

Total investments (cost $141,933,934)			$159,354,537

Key to holding’s currency abbreviations

BRL	Brazilian Real
CAD	Canadian Dollar
EUR	Euro
JPY	Japanese Yen
MXN	Mexican Peso
USD/$	United States Dollar

Key to holding’s abbreviations

ADR	American Depository Receipts: represents ownership of foreign securities on deposit with a custodian bank
ARP	Adjustable Rate Preferred Stock: the rate shown is the current interest rate at the close of the reporting period
DAC	Designated Activity Company
FRB	Floating Rate Bonds: the rate shown is the current interest rate at the close of the reporting period. Rates may be subject to a cap or floor.
For certain securities, the rate may represent a fixed rate currently in place at the close of the reporting period.
FRN	Floating Rate Notes: the rate shown is the current interest rate or yield at the close of the reporting period. Rates may be subject to a cap or floor. For certain securities, the rate may represent a fixed rate currently in place at the close of the reporting period.
IFB	Inverse Floating Rate Bonds, which are securities that pay interest rates that vary inversely to changes in the market interest rates. As interest rates rise, inverse floaters produce less current income. The rate shown is the current interest rate at the close of the reporting period. Rates may be subject to a cap or floor.
IO	Interest Only
PO	Principal Only
TBA	To Be Announced Commitments

Notes to the fund’s portfolio

Unless noted otherwise, the notes to the fund’s portfolio are for the close of the fund’s reporting period, which ran from January 1, 2017 through December 31, 2017 (the reporting period). Within the following notes to the portfolio, references to “Putnam Management” represent Putnam Investment Management, LLC, the fund’s manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC and references to “ASC 820” represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures .

* Percentages indicated are based on net assets of $151,526,631.

† This security is non-income-producing.

‡‡ Income may be received in cash or additional securities at the discretion of the issuer. The rate shown in parenthesis is the rate paid in kind, if applicable.

# This security, in part or in entirety, was pledged and segregated with the broker to cover margin requirements for futures contracts at the close of the reporting

24 Putnam VT Global Asset Allocation Fund

period. Collateral at period end totaled $522,842 and is included in Investments in securities on the Statement of assets and liabilities (Notes 1 and 8).

§ This security, in part or in entirety, was pledged and segregated with the custodian for collateral on the initial margin on certain centrally cleared derivative contracts at the close of the reporting period. Collateral at period end totaled $97,955 and is included in Investments in securities on the Statement of assets and liabilities (Notes 1 and 8).

c Senior loans are exempt from registration under the Securities Act of 1933, as amended, but contain certain restrictions on resale and cannot be sold publicly. These loans pay interest at rates which adjust periodically. The interest rates shown for senior loans are the current interest rates at the close of the reporting period. Senior loans are also subject to mandatory and/or optional prepayment which cannot be predicted. As a result, the remaining maturity may be substantially less than the stated maturity shown (Notes 1 and 7).

d Affiliated company. See Notes 1 and 5 to the financial statements regarding securities lending. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.

F This security is valued by Putnam Management at fair value following procedures approved by the Trustees. Securities are classified as Level 3 for ASC 820 based on the securities’ valuation inputs. At the close of the reporting period, fair value pricing was also used for certain foreign securities in the portfolio (Note 1).

L Affiliated company (Note 5). The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.

R Real Estate Investment Trust.

S Security on loan, in part or in entirety, at the close of the reporting period (Note 1).

W The rate shown represents the weighted average coupon associated with the underlying mortgage pools. Rates may be subject to a cap or floor.

At the close of the reporting period, the fund maintained liquid assets totaling $5,343,562 to cover certain derivative contracts and delayed delivery securities.

Unless otherwise noted, the rates quoted in Short-term investments security descriptions represent the weighted average yield to maturity.

Debt obligations are considered secured unless otherwise indicated.

144A after the name of an issuer represents securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

See Note 1 to the financial statements regarding TBA commitments.

The dates shown on debt obligations are the original maturity dates.

FORWARD CURRENCY CONTRACTS at 12/31/17 (aggregate face value $17,370,920)						Unrealized
		Contract	Delivery		Aggregate	appreciation/
Counterparty	Currency	type*	date	Value	face value	(depreciation)
Bank of America N.A.
	Australian Dollar	Buy	1/17/18	$122,967	$123,706	$(739)
	British Pound	Sell	3/21/18	76,749	76,836	87
	Euro	Sell	3/21/18	510,492	496,583	(13,909)
	Hong Kong Dollar	Buy	2/22/18	180,230	180,726	(496)
	Norwegian Krone	Buy	3/21/18	195,386	194,556	830
	Russian Ruble	Sell	3/21/18	152,900	149,478	(3,422)
	Swedish Krona	Buy	3/21/18	155,032	151,357	3,675
Barclays Bank PLC
	Australian Dollar	Buy	1/17/18	148,013	151,270	(3,257)
	British Pound	Sell	3/21/18	285,609	285,912	303
	Canadian Dollar	Buy	1/17/18	154,936	151,653	3,283
	Euro	Sell	3/21/18	331,369	325,082	(6,287)
	Japanese Yen	Buy	2/22/18	148,457	150,326	(1,869)
	Japanese Yen	Sell	2/22/18	148,911	147,331	(1,580)
	Norwegian Krone	Sell	3/21/18	152,752	150,989	(1,763)
	Swedish Krona	Sell	3/21/18	139,318	136,914	(2,404)
	Swiss Franc	Buy	3/21/18	154,061	152,160	1,901
	Swiss Franc	Sell	3/21/18	154,061	152,778	(1,283)
Citibank, N.A.
	Australian Dollar	Buy	1/17/18	151,368	148,080	3,288
	Australian Dollar	Sell	1/17/18	151,368	149,749	(1,619)
	Brazilian Real	Buy	1/3/18	281,511	292,988	(11,477)
	Brazilian Real	Sell	1/3/18	281,511	288,244	6,733
	Brazilian Real	Buy	4/3/18	68,927	73,095	(4,168)
	Danish Krone	Buy	3/21/18	143,301	142,730	571
	Euro	Buy	3/21/18	11,813	11,752	61
	Japanese Yen	Sell	2/22/18	10,439	10,115	(324)
	New Zealand Dollar	Sell	1/17/18	146,181	138,769	(7,412)
	Norwegian Krone	Buy	3/21/18	375,906	373,305	2,601
Credit Suisse International
	Australian Dollar	Buy	1/17/18	463,780	457,226	6,554
	Australian Dollar	Sell	1/17/18	463,780	456,257	(7,523)
	Japanese Yen	Sell	2/22/18	145,633	142,258	(3,375)
	New Zealand Dollar	Buy	1/17/18	178,138	176,620	1,518

Putnam VT Global Asset Allocation Fund 25

FORWARD CURRENCY CONTRACTS at 12/31/17 (aggregate face value $17,370,920) cont.						Unrealized
		Contract	Delivery		Aggregate	appreciation/
Counterparty	Currency	type*	date	Value	face value	(depreciation)
Credit Suisse International cont.
	New Zealand Dollar	Sell	1/17/18	$178,138	$177,686	$(452)
	Norwegian Krone	Sell	3/21/18	152,362	150,872	(1,490)
	Swedish Krona	Buy	3/21/18	9,382	8,443	939
Goldman Sachs International
	Australian Dollar	Buy	1/17/18	310,695	302,039	8,656
	Australian Dollar	Sell	1/17/18	309,447	302,894	(6,553)
	Brazilian Real	Buy	1/3/18	218,323	223,750	(5,427)
	Brazilian Real	Sell	1/3/18	218,323	218,831	508
	Brazilian Real	Sell	4/3/18	75,105	72,469	(2,636)
	Canadian Dollar	Buy	1/17/18	2,148	3,468	(1,320)
	Euro	Sell	3/21/18	912,740	898,900	(13,840)
	Japanese Yen	Buy	2/22/18	302,778	303,522	(744)
	Japanese Yen	Sell	2/22/18	302,793	301,852	(941)
	New Zealand Dollar	Sell	1/17/18	133,568	124,780	(8,788)
	Norwegian Krone	Buy	3/21/18	134,090	134,857	(767)
	South African Rand	Buy	1/17/18	326,879	292,638	34,241
	South African Rand	Sell	1/17/18	326,879	284,149	(42,730)
	Swedish Krona	Sell	3/21/18	105,123	103,280	(1,843)
HSBC Bank USA, National Association
	Australian Dollar	Buy	1/17/18	156,440	152,616	3,824
	Australian Dollar	Sell	1/17/18	156,440	155,692	(748)
	Canadian Dollar	Buy	1/17/18	151,753	150,734	1,019
	Canadian Dollar	Sell	1/17/18	151,753	148,790	(2,963)
	Euro	Sell	3/21/18	1,326	1,139	(187)
	Japanese Yen	Sell	2/22/18	142,630	141,131	(1,499)
	Mexican Peso	Buy	1/17/18	11,855	8,840	3,015
	New Zealand Dollar	Buy	1/17/18	154,613	151,292	3,321
	New Zealand Dollar	Sell	1/17/18	154,613	154,093	(520)
JPMorgan Chase Bank N.A.
	Australian Dollar	Buy	1/17/18	117,818	116,741	1,077
	Canadian Dollar	Buy	1/17/18	113,556	108,136	5,420
	Euro	Buy	3/21/18	274,473	273,593	880
	Japanese Yen	Sell	2/22/18	139,704	138,230	(1,474)
	New Zealand Dollar	Sell	1/17/18	129,742	123,776	(5,966)
	Norwegian Krone	Buy	3/21/18	149,151	148,021	1,130
	Singapore Dollar	Buy	2/22/18	68,988	67,910	1,078
	Swedish Krona	Sell	3/21/18	313,347	307,829	(5,518)
	Swiss Franc	Buy	3/21/18	374,782	370,979	3,803
Royal Bank of Scotland PLC (The)
	Australian Dollar	Buy	1/17/18	230,329	229,653	676
	Canadian Dollar	Buy	1/17/18	13,130	12,812	318
	Euro	Buy	3/21/18	161,767	160,374	1,393
	Japanese Yen	Buy	2/22/18	6,819	9,091	(2,272)
	New Zealand Dollar	Sell	1/17/18	9,566	2,321	(7,245)
	Swedish Krona	Sell	3/21/18	294,632	289,088	(5,544)
State Street Bank and Trust Co.
	Australian Dollar	Buy	1/17/18	185,622	193,413	(7,791)
	British Pound	Sell	3/21/18	148,490	148,631	141
	Canadian Dollar	Buy	1/17/18	232,285	229,894	2,391
	Euro	Buy	3/21/18	376,210	372,170	4,040
	Japanese Yen	Sell	2/22/18	770	68	(702)

26 Putnam VT Global Asset Allocation Fund

FORWARD CURRENCY CONTRACTS at 12/31/17 (aggregate face value $17,370,920) cont.						Unrealized
		Contract	Delivery		Aggregate	appreciation/
Counterparty	Currency	type*	date	Value	face value	(depreciation)
State Street Bank and Trust Co. cont.
	New Zealand Dollar	Sell	1/17/18	$169,494	$152,172	$(17,322)
	Norwegian Krone	Buy	3/21/18	206,554	204,909	1,645
	Swedish Krona	Sell	3/21/18	203,141	199,516	(3,625)
	Turkish Lira	Sell	3/21/18	361	345	(16)
UBS AG
	Australian Dollar	Buy	1/17/18	399,955	395,252	4,703
	Canadian Dollar	Buy	1/17/18	154,140	155,151	(1,011)
	Euro	Buy	3/21/18	317,747	315,036	2,711
	Japanese Yen	Sell	2/22/18	146,989	141,141	(5,848)
	New Zealand Dollar	Sell	1/17/18	309,864	299,910	(9,954)
	Norwegian Krone	Buy	3/21/18	135,359	134,384	975
	Swedish Krona	Sell	3/21/18	150,562	148,110	(2,452)
WestPac Banking Corp.
	Australian Dollar	Buy	1/17/18	302,892	300,332	2,560
	Australian Dollar	Sell	1/17/18	302,892	301,177	(1,715)
	Japanese Yen	Buy	2/22/18	10,283	12,516	(2,233)
	New Zealand Dollar	Buy	1/17/18	152,913	152,416	497
	New Zealand Dollar	Sell	1/17/18	152,913	148,221	(4,692)
Unrealized appreciation						122,366
Unrealized (depreciation)						(251,735)
Total						$(129,369)

* The exchange currency for all contracts listed is the United States Dollar.

FUTURES
CONTRACTS	Number				Unrealized
OUTSTANDING	of	Notional		Expiration	appreciation/
at 12/31/17	contracts	amount	Value	date	(depreciation)
MSCI EAFE Index
Mini (Short)	8	$820,317	$818,200	Mar-18	$(11,711)
Russell 2000 Index
E-Mini (Long)	81	6,218,820	6,222,825	Mar-18	51,030
S&P 500 Index
E-Mini (Long)	14	1,871,527	1,873,200	Mar-18	23,606
S&P 500 Index
E-Mini (Short)	8	1,069,444	1,070,400	Mar-18	(13,556)
S&P Mid Cap 400
Index E-Mini (Long)	6	1,140,342	1,141,440	Mar-18	8,958
Tokyo Price Index
(Long)	11	1,774,410	1,773,863	Mar-18	24,028
U.S. Treasury Bond
30 yr (Long)	8	1,224,000	1,224,000	Mar-18	(3,078)
U.S. Treasury Bond
Ultra 30 yr (Long)	16	2,682,500	2,682,500	Mar-18	5,218
U.S. Treasury Note
2 yr (Long)	35	7,493,828	7,493,828	Mar-18	(16,945)
U.S. Treasury Note
2 yr (Short)	26	5,566,844	5,566,844	Mar-18	12,136
U.S. Treasury Note
5 yr (Long)	61	7,086,008	7,086,008	Mar-18	(37,707)
U.S. Treasury Note
10 yr (Long)	19	2,356,891	2,356,891	Mar-18	(10,392)
Unrealized appreciation					124,976
Unrealized (depreciation)					(93,389)
Total					$31,587

WRITTEN SWAP OPTIONS OUTSTANDING at 12/31/17 (premiums $38,821)
Counterparty
Fixed Obligation % to receive		Notional/
or (pay)/Floating rate index/	Expiration	Contract
Maturity date	date/strike	amount	Value
JPMorgan Chase Bank N.A.
(6.00 Floor)/3 month
USD-LIBOR-BBA/Mar-18	Mar-18/$6.00	$218,000	$2,438
Total			$2,438

WRITTEN OPTIONS
OUTSTANDING at	Expiration
12/31/17	date/strike	Notional	Contract
(premiums $17,023)	price	amount	amount	Value
Barclays Bank PLC
	May-18/MXN
USD/MXN (Call)	22.00	$1,795,000	$1,795,000	$22,335
JPMorgan Chase Bank N.A.
	Jan-18/JPY
USD/JPY (Put)	103.00	2,983,300	2,983,300	3
Total				$22,338

TBA SALE COMMITMENTS
OUTSTANDING
at 12/31/17 (proceeds receivable	Principal	Settlement
$3,099,219)	amount	date	Value
Federal National Mortgage
Association, 4.50%, 1/1/48	$1,000,000	1/11/18	$1,063,906
Federal National Mortgage
Association, 3.00%, 1/1/48	1,000,000	1/11/18	1,000,234
Government National Mortgage
Association, 3.50%, 12/1/47	1,000,000	12/20/17	1,035,313
Total			$3,099,453

Putnam VT Global Asset Allocation Fund 27

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS OUTSTANDING at 12/31/17
		Upfront				Unrealized
		premium	Termination	Payments	Payments	appreciation/
Notional amount	Value	received (paid)	date	made by fund	received by fund	(depreciation)
$3,884,800	$3,935 E	$(3,615)	3/21/20	2.10%—Semiannually	3 month USD-LIBOR-	$320
					BBA—Quarterly
5,124,300	5,191 E	4,252	3/21/20	3 month USD-LIBOR-BBA—	2.10%—Semiannually	(939)
				Quarterly
1,510,000	1,758 E	852	3/21/23	3 month USD-LIBOR-BBA—	2.30%—Semiannually	2,609
				Quarterly
1,733,700	2,018 E	(1,017)	3/21/23	2.30%—Semiannually	3 month USD-LIBOR-	(3,035)
					BBA—Quarterly
689,300	1,803 E	1,616	3/21/28	3 month USD-LIBOR-BBA—	2.45%—Semiannually	3,418
				Quarterly
1,478,100	3,865 E	(3,496)	3/21/28	2.45%—Semiannually	3 month USD-LIBOR-	(7,361)
					BBA—Quarterly
481,300	34 E	7,252	3/21/48	3 month USD-LIBOR-BBA—	2.55%—Semiannually	7,286
				Quarterly
151,400	11 E	(2,285)	3/21/48	2.55%—Semiannually	3 month USD-LIBOR-	(2,294)
					BBA—Quarterly
Total		$3,559				$4

E Extended effective date.

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 12/31/17
		Upfront		Payments	Total return	Unrealized
Swap counterparty/		premium	Termination	received (paid)	received by	appreciation/
Notional amount	Value	received (paid)	date	by fund	or paid by fund	(depreciation)
Barclays Bank PLC
$2,029	$2,000	$—	1/12/42	4.00% (1 month USD-	Synthetic TRS Index 4.00%	$(12)
				LIBOR)—Monthly	30 year Fannie Mae pools—
					Monthly
22,035	21,636	—	1/12/41	4.00% (1 month USD-	Synthetic TRS Index 4.00%	(201)
				LIBOR)—Monthly	30 year Fannie Mae pools—
					Monthly
23,680	23,597	—	1/12/40	4.50% (1 month USD-	Synthetic MBX Index 4.50%	(49)
				LIBOR)—Monthly	30 year Fannie Mae pools—
					Monthly
17,849	17,526	—	1/12/41	4.00% (1 month USD-	Synthetic TRS Index 4.00%	(163)
				LIBOR)—Monthly	30 year Fannie Mae pools—
					Monthly
7,386	7,226	—	1/12/41	(5.00%) 1 month USD-	Synthetic TRS Index 5.00%	82
				LIBOR—Monthly	30 year Fannie Mae pools—
					Monthly
3,191	3,152	—	1/12/43	3.50% (1 month USD-	Synthetic TRS Index 3.50%	(13)
				LIBOR)—Monthly	30 year Fannie Mae pools—
					Monthly
45,507	45,331	—	1/12/40	5.00% (1 month USD-	Synthetic MBX Index 5.00%	(103)
				LIBOR)—Monthly	30 year Fannie Mae pools—
					Monthly
170,033	169,424	—	1/12/41	5.00% (1 month USD-	Synthetic MBX Index 5.00%	(334)
				LIBOR)—Monthly	30 year Fannie Mae pools—
					Monthly
28,282	28,217	—	1/12/38	(6.50%) 1 month USD-	Synthetic MBX Index 6.50%	4
				LIBOR—Monthly	30 year Fannie Mae pools—
					Monthly
Citibank, N.A.
6,176	6,153	—	1/12/41	5.00% (1 month USD-	Synthetic MBX Index 5.00%	(12)
				LIBOR)—Monthly	30 year Fannie Mae pools—
					Monthly
6,765,177	6,962,098	—	11/27/18	3 month USD-LIBOR-	Russell 1000 Total Return	(185,579)
				BBA plus 0.35%—	Index—Quarterly
				Quarterly
7,941,674	8,170,780	—	11/27/18	(3 month USD-LIBOR-	A basket (CGPUTQL2)	234,855
				BBA plus 0.37%)—	of common stocks*—
				Quarterly	Quarterly

28 Putnam VT Global Asset Allocation Fund

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 12/31/17 cont.
		Upfront		Payments	Total return	Unrealized
Swap counterparty/		premium	Termination	received (paid)	received by	appreciation/
Notional amount	Value	received (paid)	date	by fund	or paid by fund	(depreciation)
Credit Suisse International
$160,188	$159,555	$—	1/12/41	4.50% (1 month USD-	Synthetic MBX Index	$(405)
				LIBOR)—Monthly	4.50% 30 year Ginnie Mae II
					pools—Monthly
8,200	8,049	—	1/12/45	3.50% (1 month USD-	Synthetic TRS Index 3.50%	(83)
				LIBOR)—Monthly	30 year Fannie Mae pools—
					Monthly
31,513	30,942	—	1/12/41	(4.00%) 1 month USD-	Synthetic TRS Index 4.00%	288
				LIBOR—Monthly	30 year Fannie Mae pools—
					Monthly
Goldman Sachs International
5,010	4,937	—	1/12/42	4.00% (1 month USD-	Synthetic TRS Index 4.00%	(30)
				LIBOR)—Monthly	30 year Fannie Mae pools—
					Monthly
5,010	4,937	—	1/12/42	4.00% (1 month USD-	Synthetic TRS Index 4.00%	(30)
				LIBOR)—Monthly	30 year Fannie Mae pools—
					Monthly
21,660	21,297	—	1/12/40	4.00% (1 month USD-	Synthetic TRS Index 4.00%	(167)
				LIBOR)—Monthly	30 year Fannie Mae pools—
					Monthly
JPMorgan Securities LLC
8,371	8,220	—	1/12/41	(4.00%) 1 month USD-	Synthetic TRS Index 4.00%	76
				LIBOR—Monthly	30 year Fannie Mae pools—
					Monthly
12,049	11,873	—	1/12/42	(4.00%) 1 month USD-	Synthetic TRS Index 4.00%	71
				LIBOR—Monthly	30 year Fannie Mae pools—
					Monthly
Upfront premium received		—		Unrealized appreciation		235,376
Upfront premium (paid)		—		Unrealized (depreciation)		(187,181)
Total		$—		Total		$48,195

* The 50 largest components, and any individual component greater than 1% of basket value, are shown below.

A BASKET (CGPUTQL2) OF COMMON STOCKS
				Percentage
Common stocks	Sector	Shares	Value	value
Johnson & Johnson	Health Care	1,793	$250,499	3.07%
JPMorgan Chase & Co.	Financials	2,130	227,750	2.79%
Pfizer, Inc.	Health Care	5,258	190,455	2.33%
Texas Instruments, Inc.	Information Technology	1,721	179,702	2.20%
McDonald’s Corp.	Consumer Discretionary	1,035	178,139	2.18%
Apple, Inc.	Information Technology	995	168,380	2.06%
UnitedHealth Group, Inc.	Health Care	746	164,383	2.01%
Altria Group, Inc.	Consumer Staples	2,205	157,480	1.93%
Applied Materials, Inc.	Information Technology	3,024	154,610	1.89%
PNC Financial Services Group, Inc. (The)	Financials	1,058	152,607	1.87%
Intuit, Inc.	Information Technology	961	151,566	1.85%
Raytheon Co.	Industrials	792	148,725	1.82%
Norfolk Southern Corp.	Industrials	1,002	145,249	1.78%
Danaher Corp.	Health Care	1,524	141,488	1.73%
Northrop Grumman Corp.	Industrials	457	140,202	1.72%
Honeywell International, Inc.	Industrials	913	140,020	1.71%
eBay, Inc.	Information Technology	3,668	138,448	1.69%
Exxon Mobil Corp.	Energy	1,632	136,466	1.67%
Humana, Inc.	Health Care	532	131,952	1.61%
Lowe’s Cos., Inc.	Consumer Discretionary	1,341	124,593	1.52%
Walt Disney Co. (The)	Consumer Discretionary	1,134	121,940	1.49%
Zoetis, Inc.	Health Care	1,684	121,308	1.48%
Sherwin-Williams Co. (The)	Materials	295	121,125	1.48%

Putnam VT Global Asset Allocation Fund 29

A BASKET (CGPUTQL2) OF COMMON STOCKS cont.
				Percentage
Common stocks	Sector	Shares	Value	value
Automatic Data Processing, Inc.	Information Technology	1,016	$119,119	1.46%
Kimberly-Clark Corp.	Consumer Staples	979	118,136	1.45%
TJX Cos., Inc. (The)	Consumer Discretionary	1,487	113,733	1.39%
CBS Corp. (Class B) (non-voting shares)	Consumer Discretionary	1,866	110,091	1.35%
Allstate Corp. (The)	Financials	994	104,067	1.27%
Aflac, Inc.	Financials	1,074	94,258	1.15%
Alphabet, Inc. (Class A)	Information Technology	89	94,199	1.15%
Juniper Networks, Inc.	Information Technology	3,224	91,876	1.12%
Ross Stores, Inc.	Consumer Discretionary	1,143	91,765	1.12%
Verizon Communications, Inc.	Telecommunication Services	1,648	87,244	1.07%
Berkshire Hathaway, Inc.	Financials	439	86,996	1.06%
CME Group, Inc.	Financials	593	86,643	1.06%
F5 Networks, Inc.	Information Technology	626	82,208	1.01%
Marathon Petroleum Corp.	Energy	1,238	81,680	1.00%
General Dynamics Corp.	Industrials	399	81,179	0.99%
CVS Health Corp.	Consumer Staples	1,103	79,990	0.98%
Fidelity National Information Services, Inc.	Information Technology	842	79,264	0.97%
Sysco Corp.	Consumer Staples	1,225	74,393	0.91%
Kinder Morgan, Inc.	Energy	4,071	73,565	0.90%
Adobe Systems, Inc.	Information Technology	416	72,843	0.89%
Microsoft Corp.	Information Technology	836	71,524	0.88%
Waste Management, Inc.	Industrials	777	67,035	0.82%
Harris Corp.	Industrials	465	65,912	0.81%
NetApp, Inc.	Information Technology	1,179	65,201	0.80%
Great Plains Energy, Inc.	Utilities	2,008	64,737	0.79%
Baker Hughes, a GE Co.	Energy	2,016	63,771	0.78%
Equity Residential Trust	Real Estate	977	62,335	0.76%

OTC CREDIT DEFAULT CONTRACTS OUTSTANDING—PROTECTION SOLD at 12/31/17
		Upfront
		premium			Termi-	Payments	Unrealized
Swap counterparty/		received	Notional		nation	received	appreciation/
Referenced debt*	Rating***	(paid)**	amount	Value	date	by fund	(depreciation)
Bank of America N.A.
CMBX NA BBB–.6 Index	BBB–/P	$273	$4,000	$585	5/11/63	300 bp—Monthly	$(309)
CMBX NA BBB–.6 Index	BBB–/P	482	8,000	1,170	5/11/63	300 bp—Monthly	(684)
CMBX NA BBB–.6 Index	BBB–/P	926	15,000	2,195	5/11/63	300 bp—Monthly	(1,260)
CMBX NA BBB–.6 Index	BBB–/P	912	16,000	2,341	5/11/63	300 bp—Monthly	(1,419)
Credit Suisse International
CMBX NA A.6 Index	A/P	4,568	90,000	4,005	5/11/63	200 bp—Monthly	598
CMBX NA A.7 Index	A-/P	184	5,000	166	1/17/47	200 bp—Monthly	20
CMBX NA A.7 Index	A-/P	291	7,000	232	1/17/47	200 bp—Monthly	62
CMBX NA BBB–.6 Index	BBB–/P	28,334	265,000	38,770	5/11/63	300 bp—Monthly	(10,281)
CMBX NA BBB–.7 Index	BBB–/P	813	11,000	1,285	1/17/47	300 bp—Monthly	(465)
CMBX NA BBB–.7 Index	BBB–/P	1,379	21,000	2,453	1/17/47	300 bp—Monthly	(1,061)
CMBX NA BBB–.7 Index	BBB–/P	3,794	48,000	5,606	1/17/47	300 bp—Monthly	(1,784)
Goldman Sachs International
CMBX NA A.6 Index	A/P	61	2,000	89	5/11/63	200 bp—Monthly	(27)
CMBX NA A.6 Index	A/P	263	4,000	178	5/11/63	200 bp—Monthly	86
CMBX NA A.6 Index	A/P	456	9,000	401	5/11/63	200 bp—Monthly	59
CMBX NA A.6 Index	A/P	456	9,000	401	5/11/63	200 bp—Monthly	59
CMBX NA A.6 Index	A/P	468	9,000	401	5/11/63	200 bp—Monthly	71
CMBX NA A.6 Index	A/P	433	14,000	623	5/11/63	200 bp—Monthly	(185)
CMBX NA A.6 Index	A/P	1,018	20,000	890	5/11/63	200 bp—Monthly	136
CMBX NA A.6 Index	A/P	753	24,000	1,068	5/11/63	200 bp—Monthly	(306)
CMBX NA A.6 Index	A/P	1,868	31,000	1,380	5/11/63	200 bp—Monthly	501
CMBX NA A.6 Index	A/P	3,382	55,000	2,448	5/11/63	200 bp—Monthly	956

30 Putnam VT Global Asset Allocation Fund

OTC CREDIT DEFAULT CONTRACTS OUTSTANDING—PROTECTION SOLD at 12/31/17 cont.
		Upfront
		premium			Termi-	Payments	Unrealized
Swap counterparty/		received	Notional		nation	received	appreciation/
Referenced debt*	Rating***	(paid)**	amount	Value	date	by fund	(depreciation)
Goldman Sachs International cont.
CMBX NA BBB–.6 Index	BBB–/P	$79	$1,000	$146	5/11/63	300 bp—Monthly	$(67)
CMBX NA BBB–.6 Index	BBB–/P	204	3,000	439	5/11/63	300 bp—Monthly	(233)
CMBX NA BBB–.6 Index	BBB–/P	325	3,000	439	5/11/63	300 bp—Monthly	(112)
CMBX NA BBB–.6 Index	BBB–/P	244	5,000	732	5/11/63	300 bp—Monthly	(485)
CMBX NA BBB–.6 Index	BBB–/P	248	5,000	732	5/11/63	300 bp—Monthly	(481)
CMBX NA BBB–.6 Index	BBB–/P	261	5,000	732	5/11/63	300 bp—Monthly	(468)
CMBX NA BBB–.6 Index	BBB–/P	772	7,000	1,024	5/11/63	300 bp—Monthly	(248)
CMBX NA BBB–.6 Index	BBB–/P	604	7,000	1,024	5/11/63	300 bp—Monthly	(416)
CMBX NA BBB–.6 Index	BBB–/P	919	19,000	2,780	5/11/63	300 bp—Monthly	(1,849)
CMBX NA BBB–.6 Index	BBB–/P	2,679	22,000	3,219	5/11/63	300 bp—Monthly	(527)
CMBX NA BBB–.6 Index	BBB–/P	4,033	43,000	6,291	5/11/63	300 bp—Monthly	(2,233)
CMBX NA BBB–.6 Index	BBB–/P	3,608	48,000	7,022	5/11/63	300 bp—Monthly	(3,386)
CMBX NA BBB–.7 Index	BBB–/P	1,404	19,000	2,219	1/17/47	300 bp—Monthly	(804)
JPMorgan Securities LLC
CMBX NA A.6 Index	A/P	51	1,000	45	5/11/63	200 bp—Monthly	7
CMBX NA A.6 Index	A/P	319	7,000	312	5/11/63	200 bp—Monthly	10
CMBX NA A.6 Index	A/P	495	8,000	356	5/11/63	200 bp—Monthly	142
CMBX NA A.6 Index	A/P	964	19,000	846	5/11/63	200 bp—Monthly	126
CMBX NA A.6 Index	A/P	726	24,000	1,068	5/11/63	200 bp—Monthly	(333)
CMBX NA A.6 Index	A/P	786	24,000	1,068	5/11/63	200 bp—Monthly	(273)
CMBX NA A.6 Index	A/P	1,707	29,000	1,291	5/11/63	200 bp—Monthly	427
CMBX NA A.6 Index	A/P	929	33,000	1,469	5/11/63	200 bp—Monthly	(527)
CMBX NA A.6 Index	A/P	1,501	33,000	1,469	5/11/63	200 bp—Monthly	46
CMBX NA A.6 Index	A/P	2,902	60,000	2,670	5/11/63	200 bp—Monthly	255
CMBX NA A.6 Index	A/P	7,232	120,000	5,340	5/11/63	200 bp—Monthly	1,938
CMBX NA BBB–.6 Index	BBB–/P	311	2,000	293	5/11/63	300 bp—Monthly	19
CMBX NA BBB–.6 Index	BBB–/P	330	3,000	439	5/11/63	300 bp—Monthly	(108)
CMBX NA BBB–.6 Index	BBB–/P	336	3,000	439	5/11/63	300 bp—Monthly	(101)
CMBX NA BBB–.6 Index	BBB–/P	423	3,000	439	5/11/63	300 bp—Monthly	(14)
CMBX NA BBB–.6 Index	BBB–/P	567	5,000	732	5/11/63	300 bp—Monthly	(161)
CMBX NA BBB–.6 Index	BBB–/P	550	5,000	732	5/11/63	300 bp—Monthly	(178)
CMBX NA BBB–.6 Index	BBB–/P	883	8,000	1,170	5/11/63	300 bp—Monthly	(283)
CMBX NA BBB–.6 Index	BBB–/P	5,102	29,000	4,243	5/11/63	300 bp—Monthly	876
CMBX NA BBB–.6 Index	BBB–/P	30,538	255,000	37,307	5/11/63	300 bp—Monthly	(6,620)
CMBX NA BBB–.7 Index	BBB–/P	1,692	14,000	1,635	1/17/47	300 bp—Monthly	65
Morgan Stanley & Co. International PLC
CMBX NA A.6 Index	A/P	2,274	44,000	1,958	5/11/63	200 bp—Monthly	335
Upfront premium received		127,112	Unrealized appreciation				6,794
Upfront premium (paid)		—	Unrealized (depreciation)				(37,688)
Total		$127,112	Total				$(30,894)

* Payments related to the referenced debt are made upon a credit default event.

** Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.

*** Ratings for an underlying index represent the average of the ratings of all the securities included in that index. The Moody’s, Standard & Poor’s or Fitch ratings are believed to be the most recent ratings available at December 31, 2017. Securities rated by Fitch are indicated by “/F.” Securities rated by Putnam are indicated by “/P.” The Putnam rating categories are comparable to the Standard & Poor’s classifications.

Putnam VT Global Asset Allocation Fund 31

OTC CREDIT DEFAULT CONTRACTS OUTSTANDING—PROTECTION PURCHASED at 12/31/17
	Upfront
	premium			Termi-	Payments	Unrealized
Swap counterparty/	received	Notional		nation	(paid)	appreciation/
Referenced debt*	(paid)**	amount	Value	date	by fund	(depreciation)
Citigroup Global Markets, Inc.
CMBX NA BB.7 Index	$(471)	$3,000	$563	1/17/47	(500 bp)—Monthly	$88
CMBX NA BB.7 Index	(490)	3,000	563	1/17/47	(500 bp)—Monthly	70
Credit Suisse International
CMBX NA BB.7 Index	(1,165)	66,000	15,695	5/11/63	(500 bp)—Monthly	14,466
CMBX NA BB.7 Index	(4,277)	26,000	4,875	1/17/47	(500 bp)—Monthly	573
CMBX NA BB.7 Index	(1,291)	7,000	1,313	1/17/47	(500 bp)—Monthly	14
Goldman Sachs International
CMBX NA BB.6 Index	(2,762)	27,000	6,421	5/11/63	(500 bp)—Monthly	3,632
CMBX NA BB.7 Index	(303)	2,000	375	1/17/47	(500 bp)—Monthly	70
CMBX NA BB.7 Index	(2,234)	11,000	2,063	1/17/47	(500 bp)—Monthly	(182)
CMBX NA BB.7 Index	(983)	6,000	1,125	1/17/47	(500 bp)—Monthly	136
JPMorgan Securities LLC
CMBX NA A.7 Index	(169)	8,000	266	1/17/47	(200 bp)—Monthly	94
CMBX NA BB.6 Index	(532)	4,000	951	5/11/63	(500 bp)—Monthly	416
CMBX NA BB.6 Index	(288)	2,000	476	5/11/63	(500 bp)—Monthly	186
CMBX NA BB.6 Index	(141)	1,000	238	5/11/63	(500 bp)—Monthly	96
CMBX NA BB.7 Index	(1,027)	6,000	1,125	1/17/47	(500 bp)—Monthly	92
CMBX NA BB.7 Index	(939)	6,000	1,125	1/17/47	(500 bp)—Monthly	180
CMBX NA BB.7 Index	(487)	3,000	563	1/17/47	(500 bp)—Monthly	72
CMBX NA BB.7 Index	(471)	3,000	563	1/17/47	(500 bp)—Monthly	88
Upfront premium received	—		Unrealized appreciation			20,273
Upfront premium (paid)	(18,030)		Unrealized (depreciation)			(182)
Total	$(18,030)		Total			$20,091

* Payments related to the referenced debt are made upon a credit default event.

** Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.

CENTRALLY CLEARED CREDIT DEFAULT CONTRACTS OUTSTANDING—PROTECTION SOLD at 12/31/17
		Upfront
		premium			Termi-	Payments	Unrealized
		received	Notional		nation	received	appreciation/
Referenced debt*	Rating***	(paid)**	amount	Value	date	by fund	(depreciation)
NA HY Series 29 Index	B+/P	$(43,294)	$586,000	$48,374	12/20/22	500 bp—	$6,057
						Quarterly
NA Investment Grade Index	BBB+/P	(80,528)	3,650,000	87,005	12/20/22	100 bp—	7,693
						Quarterly
Total		$(123,822)					$13,750

* Payments related to the referenced debt are made upon a credit default event.

** Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.

*** Ratings are presented for credit default contracts in which the fund has sold protection on the underlying referenced debt. Ratings for an underlying index represent the average of the ratings of all the securities included in that index. The Moody’s, Standard & Poor’s or Fitch ratings are believed to be the most recent ratings available at December 31, 2017. Securities rated by Putnam are indicated by “/P.” The Putnam rating categories are comparable to the Standard & Poor’s classifications.

CENTRALLY CLEARED CREDIT DEFAULT CONTRACTS OUTSTANDING—PROTECTION PURCHASED at 12/31/17

	Upfront
	premium			Termi-	Payments	Unrealized
	received	Notional		nation	(paid)	appreciation/
Referenced debt*	(paid)**	amount	Value	date	by fund	(depreciation)

NA HY Series 29 Index	$18,103	$243,000	$20,060	12/20/22	(500 bp)—Quarterly	$(2,361)

Total	$18,103					$(2,361)

* Payments related to the referenced debt are made upon a credit default event.

** Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.

32 Putnam VT Global Asset Allocation Fund

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:

Level 1: Valuations based on quoted prices for identical securities in active markets.

Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.

The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:

		Valuation inputs
Investments in securities:	Level 1	Level 2	Level 3
Common stocks*:
Basic materials	$1,431,489	$1,394,207	$—
Capital goods	5,893,368	348,758	—
Communication services	2,084,216	742,681	271
Conglomerates	468,975	497,491	—
Consumer cyclicals	9,581,063	2,211,232	—
Consumer staples	5,397,692	1,840,864	—
Energy	3,935,140	680,518	1,215
Financials	12,707,091	4,117,022	—
Government	—	76,091	—
Health care	9,216,798	1,629,878	—
Technology	15,919,900	582,845	—
Transportation	1,574,247	753,722	—
Utilities and power	2,727,525	554,008	—
Total common stocks	70,937,504	15,429,317	1,486
Asset-backed securities	—	222,667	—
Convertible bonds and notes	—	10,303	—
Convertible preferred stocks	—	16,515	—
Corporate bonds and notes	—	23,156,007	3
Foreign government and agency bonds and notes	—	444,781	—
Mortgage-backed securities	—	2,616,984	—
Preferred stocks	17,646	—	—
Purchased options outstanding	—	29,705	—
Senior loans	—	192,584	—
U.S. government and agency mortgage obligations	—	20,140,253	—
Warrants	173	—	—
Short-term investments	21,843,002	4,295,607	—
Totals by level	$92,798,325	$66,554,723	$1,489

		Valuation inputs
Other financial instruments:	Level 1	Level 2	Level 3
Forward currency contracts	$—	$(129,369)	$—
Futures contracts	31,587	—	—
Written options outstanding	—	(22,338)	—
Written swap options outstanding	—	(2,438)	—
TBA sale commitments	—	(3,099,453)	—
Interest swap contracts	—	(3,555)	—
Total return swap contracts	—	48,195	—
Credit default contracts	—	(2,777)	—
Totals by level	$31,587	$(3,211,735)	$—

* Common stock classifications are presented at the sector level, which may differ from the fund’s portfolio presentation.

During the reporting period, transfers within the fair value hierarchy, if any (other than certain transfers involving non-U.S. equity securities as described in Note 1), did not represent, in the aggregate, more than 1% of the fund’s net assets measured as of the end of the period. Transfers are accounted for using the end of period pricing valuation method.

At the start and close of the reporting period, Level 3 investments in securities represented less than 1% of the fund’s net assets and were not considered a significant portion of the fund’s portfolio.

The accompanying notes are an integral part of these financial statements.

Putnam VT Global Asset Allocation Fund 33

Statement of assets and liabilities
12/31/17

Assets
Investment in securities, at value, including $1,280,913 of securities on loan (Notes 1 and 8):
Unaffiliated issuers (identified cost $118,778,607)	$136,199,210
Affiliated issuers (identified cost $23,155,327) (Notes 1 and 5)	23,155,327
Cash	1,930
Foreign currency (cost $8,572) (Note 1)	8,646
Dividends, interest and other receivables	590,548
Receivable for shares of the fund sold	504
Receivable for investments sold	16,457
Receivable for sales of delayed delivery securities (Note 1)	3,103,149
Receivable for variation margin on futures contracts (Note 1)	21,016
Receivable for variation margin on centrally cleared swap contracts (Note 1)	2,165
Unrealized appreciation on forward currency contracts (Note 1)	122,366
Unrealized appreciation on OTC swap contracts (Note 1)	262,443
Premium paid on OTC swap contracts (Note 1)	18,030
Total assets	163,501,791

Liabilities
Payable for investments purchased	29,289
Payable for purchases of delayed delivery securities (Note 1)	6,329,881
Payable for shares of the fund repurchased	82,454
Payable for compensation of Manager (Note 2)	76,251
Payable for custodian fees (Note 2)	40,710
Payable for investor servicing fees (Note 2)	17,356
Payable for Trustee compensation and expenses (Note 2)	139,743
Payable for administrative services (Note 2)	1,551
Payable for distribution fees (Note 2)	9,909
Payable for variation margin on futures contracts (Note 1)	68,200
Payable for variation margin on centrally cleared swap contracts (Note 1)	1,584
Unrealized depreciation on OTC swap contracts (Note 1)	225,051
Premium received on OTC swap contracts (Note 1)	127,112
Unrealized depreciation on forward currency contracts (Note 1)	251,735
Written options outstanding, at value (premiums $55,844) (Note 1)	24,776
TBA sale commitments, at value (proceeds receivable $3,099,219) (Note 1)	3,099,453
Collateral on securities loaned, at value (Note 1)	1,312,325
Other accrued expenses	137,780
Total liabilities	11,975,160

Net assets	$151,526,631

Represented by
Paid-in capital (Unlimited shares authorized) (Notes 1 and 4)	$121,494,729
Undistributed net investment income (Note 1)	2,750,912
Accumulated net realized gain on investments and foreign currency transactions (Note 1)	9,877,580
Net unrealized appreciation of investments and assets and liabilities in foreign currencies	17,403,410
Total — Representing net assets applicable to capital shares outstanding	$151,526,631

Computation of net asset value Class IA
Net assets	$104,825,745
Number of shares outstanding	5,778,241
Net asset value, offering price and redemption price per share (net assets divided by number of shares outstanding)	$18.14

Computation of net asset value Class IB
Net assets	$46,700,886
Number of shares outstanding	2,547,223
Net asset value, offering price and redemption price per share (net assets divided by number of shares outstanding)	$18.33

The accompanying notes are an integral part of these financial statements.

34 Putnam VT Global Asset Allocation Fund

Statement of operations
Year ended 12/31/17

Investment income
Interest (including interest income of $247,244 from investments in affiliated issuers) (Note 5)	$2,119,837
Dividends (net of foreign tax of $50,181)	1,896,627
Securities lending (net of expenses) (Notes 1 and 5)	7,216
Total investment income	4,023,680

Expenses
Compensation of Manager (Note 2)	878,157
Investor servicing fees (Note 2)	103,424
Custodian fees (Note 2)	89,749
Trustee compensation and expenses (Note 2)	4,512
Distribution fees (Note 2)	109,694
Administrative services (Note 2)	4,473
Auditing and tax fees	131,412
Other	56,446
Total expenses	1,377,867

Expense reduction (Note 2)	(843)
Net expenses	1,377,024

Net investment income	2,646,656

Net realized gain on securities from unaffiliated issuers (net of foreign tax of $2,426) (Notes 1 and 3)	9,081,903
Net realized gain on forward currency contracts (Note 1)	180,390
Net realized loss on foreign currency transactions (Note 1)	(2,891)
Net realized gain on swap contracts (Note 1)	211,102
Net realized gain on futures contracts (Note 1)	2,075,146
Net realized loss on written options (Note 1)	(41,640)
Net unrealized appreciation of securities in unaffiliated issuers, when-issued securities and TBA sale commitments during the year	7,298,808
Net unrealized depreciation of forward currency contracts during the year	(72,129)
Net unrealized appreciation of assets and liabilities in foreign currencies during the year	1,585
Net unrealized depreciation of swap contracts during the year	(115,064)
Net unrealized appreciation of futures contracts during the year	97,182
Net unrealized appreciation of written options during the year	3,857
Net gain on investments	18,718,249

Net increase in net assets resulting from operations	$21,364,905

The accompanying notes are an integral part of these financial statements.

Putnam VT Global Asset Allocation Fund 35

Statement of changes in net assets
	Year ended	Year ended
	12/31/17	12/31/16
Increase (decrease) in net assets
Operations:
Net investment income	$2,646,656	$2,334,851
Net realized gain on investments and foreign currency transactions	11,504,010	5,137,606
Net unrealized appreciation of investments and assets and liabilities in foreign currencies	7,214,239	2,115,385
Net increase in net assets resulting from operations	21,364,905	9,587,842
Distributions to shareholders (Note 1):
From ordinary income
Net investment income
Class IA	(1,788,913)	(2,372,227)
Class IB	(637,380)	(809,323)
Net realized short-term gain on investments
Class IA	(30,116)	(1,029,220)
Class IB	(12,498)	(403,431)
From net realized long-term gain on investments
Class IA	(3,613,966)	(6,551,867)
Class IB	(1,499,718)	(2,568,185)
Increase in capital from settlement payments	1,025	—
Decrease from capital share transactions (Note 4)	(6,804,288)	(7,424,055)
Total increase (decrease) in net assets	6,979,051	(11,570,466)
Net assets:
Beginning of year	144,547,580	156,118,046
End of year (including undistributed net investment income of $2,750,912 and $2,025,715, respectively)	$151,526,631	$144,547,580

The accompanying notes are an integral part of these financial statements.

36 Putnam VT Global Asset Allocation Fund

Financial highlights (For a common share outstanding throughout the period)
INVESTMENT OPERATIONS:					LESS DISTRIBUTIONS:						RATIOS AND SUPPLEMENTAL DATA:
Period ended	Net asset value, beginning of period	Net investment income (loss)[a]	Net realized and unrealized gain (loss) on investments	Total from investment operations	From net investment income	From net realized gain on investments	Total distributions	Non-recurring reimbursements	Net asset value, end of period	Total return at net asset value (%)[b,c]	Net assets, end of period (in thousands)	Ratio of expenses to average net assets (%)[b,d]	Ratio of net investment income (loss) to average net assets (%)	Portfolio turnover (%)
Class IA
12/31/17	$16.55	.32	2.18	2.50	(.30)	(.61)	(.91)	—[e]	$18.14	15.67	$104,826.86		1.87	208 [f]
12/31/16	17.06	.27	.81	1.08	(.38)	(1.21)	(1.59)	—	16.55	6.98	103,689	.87[g,h]	1.66[g,h]	384 [f]
12/31/15	19.21	.27	(.11)	.16	(.48)	(1.83)	(2.31)	—	17.06	.42	112,027.86		1.51	339 [f]
12/31/14	18.77	.32	1.40	1.72	(.51)	(.77)	(1.28)	—	19.21	9.66	131,554.87		1.73	339 [f]
12/31/13	16.01	.31	2.81	3.12	(.36)	—	(.36)	—	18.77	19.78	139,872.89		1.82	164 [i]
Class IB
12/31/17	$16.72	.28	2.20	2.48	(.26)	(.61)	(.87)	—[e]	$18.33	15.34	$46,701	1.11	1.61	208[f]
12/31/16	17.21	.23	.82	1.05	(.33)	(1.21)	(1.54)	—	16.72	6.71	40,859	1.12[g,h]	1.41[g,h]	384[f]
12/31/15	19.35	.23	(.12)	.11	(.42)	(1.83)	(2.25)	—	17.21	.17	44,091	1.11	1.26	339[f]
12/31/14	18.88	.28	1.41	1.69	(.45)	(.77)	(1.22)	—	19.35	9.42	51,339	1.12	1.48	339[f]
12/31/13	16.10	.27	2.83	3.10	(.32)	—	(.32)	—	18.88	19.49	57,856	1.14	1.58	164[i]

a Per share net investment income (loss) has been determined on the basis of weighted average number of shares outstanding during the period.

b The charges and expenses at the insurance company separate account level are not reflected.

c Total return assumes dividend reinvestment.

d Includes amounts paid through expense offset and/or brokerage/service arrangements, if any (Note 2). Also excludes acquired fund fees and expenses, if any.

e Reflects a non-recurring reimbursement pursuant to a settlement between the Securities and Exchange Commission (the SEC) and Countrywide Financial which amounted to less than $0.01 per share outstanding on November 29, 2017.

f Portfolio turnover includes TBA purchase and sale commitments.

g Reflects an involuntary contractual expense limitation in effect during the period. As a result of such limitation, the expenses of each class reflect a reduction of the following amounts:

Percentage of average
net assets
December 31, 2016	0.02%

h Reflects a voluntary waiver of certain fund expenses in effect during the period. As a result of such waivers, the expenses of each class reflect a reduction of less than 0.01% as a percentage of average net assets.

i Portfolio turnover excludes TBA purchase and sale commitments. Including TBA purchase and sale commitments to conform with current year presentation, the portfolio turnover would have been the following:

Portfolio turnover %
December 31, 2013	376%

The accompanying notes are an integral part of these financial statements.

Putnam VT Global Asset Allocation Fund 37

Notes to financial statements 12/31/17

Within the following Notes to financial statements, references to “State Street” represent State Street Bank and Trust Company, references to “the SEC” represent the Securities and Exchange Commission, references to “Putnam Management” represent Putnam Investment Management, LLC, the fund’s manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC and references to “OTC”, if any, represent over-the-counter. Unless otherwise noted, the “reporting period” represents the period from January 1, 2017 through December 31, 2017.

Putnam VT Global Asset Allocation Fund (the fund) is a diversified series of Putnam Variable Trust (the Trust), a Massachusetts business trust registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The goal of the fund is to seek long-term return consistent with preservation of capital. The fund invests a majority of its assets in a diversified portfolio of equity securities (growth or value stocks or both) of both U.S. and foreign companies of any size. Putnam Management may consider, among other factors, a company’s valuation, financial strength, growth potential, competitive position in its industry, projected future earnings, cash flows and dividends when deciding whether to buy or sell equity investments. The fund also invests in a diversified portfolio of fixed income investments, including both U.S. and foreign government obligations, corporate obligations and securitized debt instruments (such as mortgage-backed investments). Putnam Management may consider, among other factors, credit, interest rate and prepayment risks, as well as general market conditions, when deciding whether to buy or sell fixed-income investments. Putnam Management may also select other investments that do not fall within these asset classes. The fund may also use to a significant extent derivatives, such as futures, options, certain foreign currency transactions, warrants and swap contracts, for both hedging and non-hedging purposes.

The fund offers class IA and class IB shares of beneficial interest. Class IA shares are offered at net asset value and are not subject to a distribution fee. Class IB shares are offered at net asset value and pay an ongoing distribution fee, which is identified in Note 2.

In the normal course of business, the fund enters into contracts that may include agreements to indemnify another party under given circumstances. The fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be, but have not yet been, made against the fund. However, the fund’s management team expects the risk of material loss to be remote.

The fund has entered into contractual arrangements with an investment adviser, administrator, distributor, shareholder servicing agent and custodian, who each provide services to the fund. Unless expressly stated otherwise, shareholders are not parties to, or intended beneficiaries of these contractual arrangements, and these contractual arrangements are not intended to create any shareholder right to enforce them against the service providers or to seek any remedy under them against the service providers, either directly or on behalf of the fund.

Under the fund’s Agreement and Declaration of Trust, any claims asserted against or on behalf of the Putnam Funds, including claims against Trustees and Officers, must be brought in state and federal courts located within the Commonwealth of Massachusetts.

Note 1 — Significant accounting policies

The following is a summary of significant accounting policies consistently followed by the fund in the preparation of its financial statements. The preparation of financial statements is in conformity with accounting principles generally accepted in the United States of America and requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and the reported amounts of increases and decreases in net assets from operations. Actual results could differ from those estimates. Subsequent events after the Statement of assets and liabilities date through the date that the financial statements were issued have been evaluated in the preparation of the financial statements.

Investment income, realized and unrealized gains and losses and expenses of the fund are borne pro-rata based on the relative net assets of each class to the total net assets of the fund, except that each class bears expenses unique to that class (including the distribution fees applicable to such classes). Each class votes as a class only with respect to its own distribution plan or other matters on which a class vote is required by law or determined by the Trustees. If the fund were liquidated, shares of each class would receive their pro-rata share of the net assets of the fund. In addition, the Trustees declare separate dividends on each class of shares.

Security valuation Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund’s assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.

Investments (including when-issued securities sold, if any) for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities under Accounting Standards Codification 820 Fair Value Measurements and Disclosures (ASC 820). If no sales are reported, as in the case of some securities that are traded OTC, a security is valued at its last reported bid price (ask price for when-issued securities sold, if any) and is generally categorized as a Level 2 security.

Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.

Market quotations are not considered to be readily available for certain debt obligations (including short-term investments with remaining maturities of 60 days or less) and other investments; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which consider such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2.

Many securities markets and exchanges outside the U.S. close prior to the scheduled close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the scheduled close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value certain foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. The foreign equity securities, which would generally be classified as Level 1 securities, will be transferred to Level 2 of the fair value hierarchy when they are valued at fair value. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. At the close of the reporting period, fair value pricing was used for certain foreign securities in the portfolio. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.

To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security’s fair value, the security will be valued at fair value by Putnam Management in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.

To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. Certain securities may be valued on the basis of a price provided by a single source. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.

38 Putnam VT Global Asset Allocation Fund

Security transactions and related investment income Security transactions are recorded on the trade date (the date the order to buy or sell is executed). Gains or losses on securities sold are determined on the identified cost basis.

Interest income, net of any applicable withholding taxes, is recorded on the accrual basis. Dividend income, net of any applicable withholding taxes, is recognized on the ex-dividend date except that certain dividends from foreign securities, if any, are recognized as soon as the fund is informed of the ex-dividend date. Non-cash dividends, if any, are recorded at the fair value of the securities received. Dividends representing a return of capital or capital gains, if any, are reflected as a reduction of cost and/or as a realized gain.

All premiums/discounts are amortized/accreted on a yield-to-maturity basis.

The fund earned certain fees in connection with its senior loan purchasing activities. These fees are treated as market discount and are amortized into income in the Statement of operations.

Securities purchased or sold on a delayed delivery basis may be settled at a future date beyond customary settlement time; interest income is accrued based on the terms of the securities. Losses may arise due to changes in the fair value of the underlying securities or if the counterparty does not perform under the contract.

Stripped securities The fund may invest in stripped securities which represent a participation in securities that may be structured in classes with rights to receive different portions of the interest and principal. Interest-only securities receive all of the interest and principal-only securities receive all of the principal. If the interest-only securities experience greater than anticipated prepayments of principal, the fund may fail to recoup fully its initial investment in these securities. Conversely, principal-only securities increase in value if prepayments are greater than anticipated and decline if prepayments are slower than anticipated. The fair value of these securities is highly sensitive to changes in interest rates.

Foreign currency translation The accounting records of the fund are maintained in U.S. dollars. The fair value of foreign securities, currency holdings, and other assets and liabilities is recorded in the books and records of the fund after translation to U.S. dollars based on the exchange rates on that day. The cost of each security is determined using historical exchange rates. Income and withholding taxes are translated at prevailing exchange rates when earned or incurred. The fund does not isolate that portion of realized or unrealized gains or losses resulting from changes in the foreign exchange rate on investments from fluctuations arising from changes in the market prices of the securities. Such gains and losses are included with the net realized and unrealized gain or loss on investments. Net realized gains and losses on foreign currency transactions represent net realized exchange gains or losses on disposition of foreign currencies, currency gains and losses realized between the trade and settlement dates on securities transactions and the difference between the amount of investment income and foreign withholding taxes recorded on the fund’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized appreciation and depreciation of assets and liabilities in foreign currencies arise from changes in the value of assets and liabilities other than investments at the period end, resulting from changes in the exchange rate.

Options contracts The fund uses options contracts to hedge duration and convexity, to isolate prepayment risk, to gain exposure to interest rates, to hedge against changes in values of securities it owns, owned or expects to own, to hedge prepayment risk, to generate additional income for the portfolio, to enhance returns on securities owned, to enhance the return on a security owned, to gain exposure to securities and to manage downside risks.

The potential risk to the fund is that the change in value of options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction to the cost of investments.

Exchange-traded options are valued at the last sale price or, if no sales are reported, the last bid price for purchased options and the last ask price for written options. OTC traded options are valued using prices supplied by dealers.

Options on swaps are similar to options on securities except that the premium paid or received is to buy or grant the right to enter into a previously agreed upon interest rate or credit default contract. Forward premium swap option contracts include premiums that have extended settlement dates. The delayed settlement of the premiums is factored into the daily valuation of the option contracts. In the case of interest rate cap and floor contracts, in return for a premium, ongoing payments between two parties are based on interest rates exceeding a specified rate, in the case of a cap contract, or falling below a specified rate in the case of a floor contract.

Written option contracts outstanding at period end, if any, are listed after the fund’s portfolio.

Futures contracts The fund uses futures contracts to manage exposure to market risk, to hedge prepayment risk, to hedge interest rate risk, to gain exposure to interest rates and to equitize cash.

The potential risk to the fund is that the change in value of futures contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. With futures, there is minimal counterparty credit risk to the fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. Risks may exceed amounts recognized on the Statement of assets and liabilities. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as “variation margin.”

Futures contracts outstanding at period end, if any, are listed after the fund’s portfolio.

Forward currency contracts The fund buys and sells forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts are used to hedge foreign exchange risk and to gain exposure to currencies.

The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The fair value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in fair value is recorded as an unrealized gain or loss. The fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed when the contract matures or by delivery of the currency. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position. Risks may exceed amounts recognized on the Statement of assets and liabilities.

Forward currency contracts outstanding at period end, if any, are listed after the fund’s portfolio.

Interest rate swap contracts The fund entered into OTC and/or centrally cleared interest rate swap contracts, which are arrangements between two parties to exchange cash flows based on a notional principal amount, to hedge interest rate risk, to gain exposure on interest rates and to hedge prepayment risk.

An OTC and centrally cleared interest rate swap can be purchased or sold with an upfront premium. For OTC interest rate swap contracts, an upfront payment received by the fund is recorded as a liability on the fund’s books. An upfront payment made by the fund is recorded as an asset on the fund’s books. OTC and centrally cleared interest rate swap contracts are marked to market daily based upon quotations from an independent pricing service or market makers. Any change is recorded as an unrealized gain or loss on OTC interest rate swaps. Daily fluctuations in the value of centrally cleared interest rate swaps are settled through a central clearing agent and are recorded in variation margin on the Statement of assets and liabilities and recorded as unrealized gain or loss. Payments, including upfront premiums, received or made are recorded as realized gains or losses at the reset date or the closing of the contract. Certain OTC and centrally cleared interest rate swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract.

The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or if the counterparty defaults, in the case of OTC interest rate contracts, or the central clearing agency or a clearing member defaults, in the case of centrally cleared interest rate swap contracts, on its respective obligation to perform under the contract. The fund’s maximum risk of loss from counterparty risk or central clearing risk is the fair value of the contract. This risk may be mitigated for OTC interest rate swap contracts by having a master

Putnam VT Global Asset Allocation Fund 39

netting arrangement between the fund and the counterparty and for centrally cleared interest rate swap contracts through the daily exchange of variation margin. There is minimal counterparty risk with respect to centrally cleared interest rate swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default. Risk of loss may exceed amounts recognized on the Statement of assets and liabilities.

OTC and centrally cleared interest rate swap contracts outstanding, including their respective notional amounts at period end, if any, are listed after the fund’s portfolio.

Total return swap contracts The fund entered into OTC and/or centrally cleared total return swap contracts, which are arrangements to exchange a market-linked return for a periodic payment, both based on a notional principal amount, to hedge sector exposure, to manage exposure to specific sectors or industries, to manage exposure to specific securities, to gain exposure to a basket of securities, to gain exposure to specific markets or countries and to gain exposure to specific sectors or industries.

To the extent that the total return of the security, index or other financial measure underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the fund will receive a payment from or make a payment to the counterparty. OTC and/or centrally cleared total return swap contracts are marked to market daily based upon quotations from an independent pricing service or market maker. Any change is recorded as an unrealized gain or loss on OTC total return swaps. Daily fluctuations in the value of centrally cleared total return swaps are settled through a central clearing agent and are recorded in variation margin on the Statement of assets and liabilities and recorded as unrealized gain or loss. Payments received or made are recorded as realized gains or losses. Certain OTC and/or centrally cleared total return swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or in the price of the underlying security or index, the possibility that there is no liquid market for these agreements or that the counterparty may default on its obligation to perform. The fund’s maximum risk of loss from counterparty risk or central clearing risk is the fair value of the contract. This risk may be mitigated for OTC total return swap contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared total return swap contracts through the daily exchange of variation margin. There is minimal counterparty risk with respect to centrally cleared total return swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default. Risk of loss may exceed amounts recognized on the Statement of assets and liabilities.

OTC and/or centrally cleared total return swap contracts outstanding, including their respective notional amounts at period end, if any, are listed after the fund’s portfolio.

Credit default contracts The fund entered into OTC and/or centrally cleared credit default contracts to hedge credit risk, to hedge market risk and to gain exposure on individual names and/or baskets of securities.

In OTC and centrally cleared credit default contracts, the protection buyer typically makes a periodic stream of payments to a counterparty, the protection seller, in exchange for the right to receive a contingent payment upon the occurrence of a credit event on the reference obligation or all other equally ranked obligations of the reference entity. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring and obligation acceleration. For OTC credit default contracts, an upfront payment received by the fund is recorded as a liability on the fund’s books. An upfront payment made by the fund is recorded as an asset on the fund’s books. Centrally cleared credit default contracts provide the same rights to the protection buyer and seller except the payments between parties, including upfront premiums, are settled through a central clearing agent through variation margin payments. Upfront and periodic payments received or paid by the fund for OTC and centrally cleared credit default contracts are recorded as realized gains or losses at the reset date or close of the contract. The OTC and centrally cleared credit default contracts are marked to market daily based upon quotations from an independent pricing service or market makers. Any change in value of OTC credit default contracts is recorded as an unrealized gain or loss. Daily fluctuations in the value of centrally cleared credit default contracts are recorded in variation margin on the Statement of assets and liabilities and recorded as unrealized gain or loss. Upon the occurrence of a credit event, the difference between the par value and fair value of the reference obligation, net of any proportional amount of the upfront payment, is recorded as a realized gain or loss.

In addition to bearing the risk that the credit event will occur, the fund could be exposed to market risk due to unfavorable changes in interest rates or in the price of the underlying security or index or the possibility that the fund may be unable to close out its position at the same time or at the same price as if it had purchased the underlying reference obligations. In certain circumstances, the fund may enter into offsetting OTC and centrally cleared credit default contracts which would mitigate its risk of loss. Risks of loss may exceed amounts recognized on the Statement of assets and liabilities. The fund’s maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the contract. This risk may be mitigated for OTC credit default contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared credit default contracts through the daily exchange of variation margin. Counterparty risk is further mitigated with respect to centrally cleared credit default swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default. Where the fund is a seller of protection, the maximum potential amount of future payments the fund may be required to make is equal to the notional amount.

OTC and centrally cleared credit default contracts outstanding, including their respective notional amounts at period end, if any, are listed after the fund’s portfolio.

TBA commitments The fund may enter into TBA (to be announced) commitments to purchase securities for a fixed unit price at a future date beyond customary settlement time. Although the unit price and par amount have been established, the actual securities have not been specified. However, it is anticipated that the amount of the commitments will not significantly differ from the principal amount. The fund holds, and maintains until settlement date, cash or high-grade debt obligations in an amount sufficient to meet the purchase price, or the fund may enter into offsetting contracts for the forward sale of other securities it owns. Income on the securities will not be earned until settlement date.

The fund may also enter into TBA sale commitments to hedge its portfolio positions, to sell mortgage-backed securities it owns under delayed delivery arrangements or to take a short position in mortgage-backed securities. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, either equivalent deliverable securities or an offsetting TBA purchase commitment deliverable on or before the sale commitment date are held as “cover” for the transaction, or other liquid assets in an amount equal to the notional value of the TBA sale commitment are segregated. If the TBA sale commitment is closed through the acquisition of an offsetting TBA purchase commitment, the fund realizes a gain or loss. If the fund delivers securities under the commitment, the fund realizes a gain or a loss from the sale of the securities based upon the unit price established at the date the commitment was entered into.

TBA commitments, which are accounted for as purchase and sale transactions, may be considered securities themselves, and involve a risk of loss due to changes in the value of the security prior to the settlement date as well as the risk that the counterparty to the transaction will not perform its obligations. Counterparty risk is mitigated by having a master agreement between the fund and the counterparty.

Unsettled TBA commitments are valued at their fair value according to the procedures described under “Security valuation” above. The contract is marked to market daily and the change in fair value is recorded by the fund as an unrealized gain or loss. Based on market circumstances, Putnam Management will determine whether to take delivery of the underlying securities or to dispose of the TBA commitments prior to settlement.

TBA purchase commitments outstanding at period end, if any, are listed within the fund’s portfolio and TBA sale commitments outstanding at period end, if any, are listed after the fund’s portfolio.

Master agreements The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements that govern OTC derivative and foreign exchange contracts and Master Securities Forward Transaction Agreements that govern transactions involving mortgage-backed and other asset-backed securities that may result in delayed delivery (Master Agreements) with certain counterparties entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund’s custodian and, with respect to those amounts which can be sold or repledged, are presented in the fund’s portfolio.

Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed

40 Putnam VT Global Asset Allocation Fund

to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty.

With respect to ISDA Master Agreements, termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term or short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund’s future derivative activity.

At the close of the reporting period, the fund had a net liability position of $240,029 on open derivative contracts subject to the Master Agreements. There was no collateral posted by the fund at period end for these agreements.

Securities lending The fund may lend securities, through its agent, to qualified borrowers in order to earn additional income. The loans are collateralized by cash in an amount at least equal to the fair value of the securities loaned. The fair value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The remaining maturities of the securities lending transactions are considered overnight and continuous. The risk of borrower default will be borne by the fund’s agent; the fund will bear the risk of loss with respect to the investment of the cash collateral. Income from securities lending, net of expenses, is included in investment income on the Statement of operations. Cash collateral is invested in Putnam Cash Collateral Pool, LLC, a limited liability company managed by an affiliate of Putnam Management. Investments in Putnam Cash Collateral Pool, LLC are valued at its closing net asset value each business day. There are no management fees charged to Putnam Cash Collateral Pool, LLC. At the close of the reporting period, the fund received cash collateral of $1,312,325 and the value of securities loaned amounted to $1,280,913.

Interfund lending The fund, along with other Putnam funds, may participate in an interfund lending program pursuant to an exemptive order issued by the SEC. This program allows the fund to borrow from or lend to other Putnam funds that permit such transactions. Interfund lending transactions are subject to each fund’s investment policies and borrowing and lending limits. Interest earned or paid on the interfund lending transaction will be based on the average of certain current market rates. During the reporting period, the fund did not utilize the program.

Lines of credit The fund participates, along with other Putnam funds, in a $317.5 million unsecured committed line of credit and a $235.5 million unsecured uncommitted line of credit, both provided by State Street. Borrowings may be made for temporary or emergency purposes, including the funding of shareholder redemption requests and trade settlements. Interest is charged to the fund based on the fund’s borrowing at a rate equal to 1.25% plus the higher of (1) the Federal Funds rate and (2) the overnight LIBOR for the committed line of credit and the Federal Funds rate plus 1.30% for the uncommitted line of credit. A closing fee equal to 0.04% of the committed line of credit plus a $25,000 flat fee and 0.04% of the uncommitted line of credit has been paid by the participating funds. In addition, a commitment fee of 0.21% per annum on any unutilized portion of the committed line of credit is allocated to the participating funds based on their relative net assets and paid quarterly. During the reporting period, the fund had no borrowings against these arrangements.

Federal taxes It is the policy of the fund to distribute all of its taxable income within the prescribed time period and otherwise comply with the provisions of the Internal Revenue Code of 1986, as amended (the Code), applicable to regulated investment companies.

The fund is subject to the provisions of Accounting Standards Codification 740 Income Taxes (ASC 740). ASC 740 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The fund did not have a liability to record for any unrecognized tax benefits in the accompanying financial statements. No provision has been made for federal taxes on income, capital gains or unrealized appreciation on securities held nor for excise tax on income and capital gains. Each of the fund’s federal tax returns for the prior three fiscal years remains subject to examination by the Internal Revenue Service.

The fund may also be subject to taxes imposed by governments of countries in which it invests. Such taxes are generally based on either income or gains earned or repatriated. The fund accrues and applies such taxes to net investment income, net realized gains and net unrealized gains as income and/or capital gains are earned. In some cases, the fund may be entitled to reclaim all or a portion of such taxes, and such reclaim amounts, if any, are reflected as an asset on the fund’s books. In many cases, however, the fund may not receive such amounts for an extended period of time, depending on the country of investment.

Distributions to shareholders Distributions to shareholders from net investment income are recorded by the fund on the ex-dividend date. Distributions from capital gains, if any, are recorded on the ex-dividend date and paid at least annually. The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. These differences include temporary and/or permanent differences from losses on wash sale transactions, from foreign currency gains and losses, from realized gains and losses on passive foreign investment companies, from unrealized gains and losses on passive foreign investment companies, from income on swap contracts and from interest-only securities. Reclassifications are made to the fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations. At the close of the reporting period, the fund reclassified $504,834 to increase undistributed net investment income, $1,194 to decrease paid-in capital and $503,640 to decrease accumulated net realized gain.

Tax cost of investments includes adjustments to net unrealized appreciation (depreciation) which may not necessarily be final tax cost basis adjustments, but closely approximate the tax basis unrealized gains and losses that may be realized and distributed to shareholders. The tax basis components of distributable earnings and the federal tax cost as of the close of the reporting period were as follows:

Unrealized appreciation	$18,768,956
Unrealized depreciation	(2,473,467)
Net unrealized appreciation	16,295,489
Undistributed ordinary income	2,721,242
Undistributed long-term gain	7,509,120
Undistributed short-term gain	3,509,681
Cost for federal income tax purposes	$139,867,224

Expenses of the Trust Expenses directly charged or attributable to any fund will be paid from the assets of that fund. Generally, expenses of the Trust will be allocated among and charged to the assets of each fund on a basis that the Trustees deem fair and equitable, which may be based on the relative assets of each fund or the nature of the services performed and relative applicability to each fund.

Beneficial interest At the close of the reporting period, insurance companies or their separate accounts were record owners of all but a de minimis number of the shares of the fund. Approximately 41.8% of the fund is owned by accounts of one insurance company.

Note 2 — Management fee, administrative services and other transactions

The fund pays Putnam Management a management fee (based on the fund’s average net assets and computed and paid monthly) at annual rates that may vary based on the average of the aggregate net assets of all open-end mutual funds sponsored by Putnam Management (excluding net assets of funds that are invested in, or that are invested in by, other Putnam funds to the extent necessary to avoid “double counting” of those assets). Such annual rates may vary as follows:

0.750%	of the first $5 billion,
0.700%	of the next $5 billion,
0.650%	of the next $10 billion,
0.600%	of the next $10 billion,
0.550%	of the next $50 billion,
0.530%	of the next $50 billion,
0.520%	of the next $100 billion and
0.515%	of any excess thereafter.

For the reporting period, the management fee represented an effective rate (excluding the impact from any expense waivers in effect) of 0.594% of the fund’s average net assets.

Putnam Management has contractually agreed, through April 30, 2019, to waive fees or reimburse the fund’s expenses to the extent necessary to limit the cumulative expenses of the fund, exclusive of brokerage, interest, taxes, investment-related expenses, extraordinary expenses, acquired fund fees and expenses and payments under the fund’s investor servicing contract, investment management contract and distribution plans, on a fiscal year-to-date basis to an annual rate of 0.20% of the fund’s average net assets over such fiscal year-to-date period. During the reporting period, the fund’s expenses were not reduced as a result of this limit.

Putnam Investments Limited (PIL), an affiliate of Putnam Management, is authorized by the Trustees to manage a separate portion of the assets of the fund

Putnam VT Global Asset Allocation Fund 41

as determined by Putnam Management from time to time. PIL did not manage any portion of the assets of the fund during the reporting period. If Putnam Management were to engage the services of PIL, Putnam Management would pay a quarterly sub-management fee to PIL for its services at an annual rate of 0.35% of the average net assets of the portion of the fund managed by PIL.

The Putnam Advisory Company, LLC (PAC), an affiliate of Putnam Management, is authorized by the Trustees to manage a separate portion of the assets of the fund, as designated from time to time by Putnam Management or PIL. PAC did not manage any portion of the assets of the fund during the reporting period. If Putnam Management or PIL were to engage the services of PAC, Putnam Management or PIL, as applicable, would pay a quarterly sub-advisory fee to PAC for its services at the annual rate of 0.35% of the average net assets of the portion of the fund’s assets for which PAC is engaged as sub-adviser.

The fund reimburses Putnam Management an allocated amount for the compensation and related expenses of certain officers of the fund and their staff who provide administrative services to the fund. The aggregate amount of all such reimbursements is determined annually by the Trustees.

Custodial functions for the fund’s assets are provided by State Street. Custody fees are based on the fund’s asset level, the number of its security holdings and transaction volumes.

Putnam Investor Services, Inc., an affiliate of Putnam Management, provides investor servicing agent functions to the fund. Putnam Investor Services, Inc. was paid a monthly fee for investor servicing at an annual rate of 0.07% of the fund’s average daily net assets. During the reporting period, the expenses for each class of shares related to investor servicing fees were as follows:

Class IA	$72,710
Class IB	30,714
Total	$103,424

The fund has entered into expense offset arrangements with Putnam Investor Services, Inc. and State Street whereby Putnam Investor Services, Inc.’s and State Street’s fees are reduced by credits allowed on cash balances. The fund also reduced expenses through brokerage/service arrangements. For the reporting period, the fund’s expenses were reduced by $128 under the expense offset arrangements and by $715 under the brokerage/service arrangements.

Each Independent Trustee of the fund receives an annual Trustee fee, of which $108, as a quarterly retainer, has been allocated to the fund, and an additional fee for each Trustees meeting attended. Trustees also are reimbursed for expenses they incur relating to their services as Trustees.

The fund has adopted a Trustee Fee Deferral Plan (the Deferral Plan) which allows the Trustees to defer the receipt of all or a portion of Trustees fees payable on or after July 1, 1995. The deferred fees remain invested in certain Putnam funds until distribution in accordance with the Deferral Plan.

The fund has adopted an unfunded noncontributory defined benefit pension plan (the Pension Plan) covering all Trustees of the fund who have served as a Trustee for at least five years and were first elected prior to 2004. Benefits under the Pension Plan are equal to 50% of the Trustee’s average annual attendance and retainer fees for the three years ended December 31, 2005. The retirement benefit is payable during a Trustee’s lifetime, beginning the year following retirement, for the number of years of service through December 31, 2006. Pension expense for the fund is included in Trustee compensation and expenses in the Statement of operations. Accrued pension liability is included in Payable for Trustee compensation and expenses in the Statement of assets and liabilities. The Trustees have terminated the Pension Plan with respect to any Trustee first elected after 2003.

The fund has adopted a distribution plan (the Plan) with respect to its class IB shares pursuant to Rule 12b-1 under the Investment Company Act of 1940. The purpose of the Plan is to compensate Putnam Retail Management Limited Partnership, an indirect wholly-owned subsidiary of Putnam Investments, LLC, for services provided and expenses incurred in distributing shares of the fund. The Plan provides for payment by the fund to Putnam Retail Management Limited Partnership at an annual rate of up to 0.35% of the average net assets attributable to the fund’s class IB shares. The Trustees have approved payment by the fund at an annual rate of 0.25% of the average net assets attributable to the fund’s class IB shares. The expenses related to distribution fees during the reporting period are included in Distribution fees in the Statement of operations.

Note 3 — Purchases and sales of securities

During the reporting period, the cost of purchases and the proceeds from sales, excluding short-term investments, were as follows:

	Cost of	Proceeds
	purchases	from sales
Investments in securities, including
TBA commitments (Long-term)	$258,655,583	$259,488,482
U.S. government securities
(Long-term)	—	—
When-issued securities sold	80,937	—
Total	$258,736,520	$259,488,482

The fund may purchase or sell investments from or to other Putnam funds in the ordinary course of business, which can reduce the fund’s transaction costs, at prices determined in accordance with SEC requirements and policies approved by the Trustees. During the reporting period, purchases or sales of long-term securities from or to other Putnam funds, if any, did not represent more than 5% of the fund’s total cost of purchases and/or total proceeds from sales.

42 Putnam VT Global Asset Allocation Fund

Note 4 — Capital shares

At the close of the reporting period, there were an unlimited number of shares of beneficial interest authorized. Subscriptions and redemptions are presented at the omnibus level. Transactions in capital shares were as follows:

		Class IA shares				Class IB shares
	Year ended 12/31/17		Year ended 12/31/16		Year ended 12/31/17		Year ended 12/31/16
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	87,499	$1,489,223	116,118	$1,844,518	408,541	$7,090,944	136,016	$2,212,605
Shares issued in connection with
reinvestment of distributions	332,904	5,432,995	645,063	9,953,314	130,121	2,149,596	242,058	3,780,939
	420,403	6,922,218	761,181	11,797,832	538,662	9,240,540	378,074	5,993,544
Shares repurchased	(906,555)	(15,464,493)	(1,062,834)	(17,127,011)	(435,552)	(7,502,553)	(496,487)	(8,088,420)
Net increase (decrease)	(486,152)	$(8,542,275)	(301,653)	$(5,329,179)	103,110	$1,737,987	(118,413)	$(2,094,876)

Note 5 — Affiliated transactions

Transactions during the reporting period with any company which is under common ownership or control were as follows:

					Shares outstanding
					and fair value
Name of affiliate	Fair value as of 12/31/16	Purchase cost	Sale proceeds	Investment income	as of 12/31/17
Short-term investments
Putnam Cash Collateral Pool, LLC*	$1,653,743	$15,971,643	$16,313,061	$12,797	$1,312,325
Putnam Short Term Investment
Fund**	27,962,187	33,426,219	39,545,404	247,244	21,843,002
Total Short-term investments	$29,615,930	$49,397,862	$55,858,465	$260,041	$23,155,327

* No management fees are charged to Putnam Cash Collateral Pool, LLC (Note 1). Investment income shown is included in securities lending income on the Statement of operations. There were no realized or unrealized gains or losses during the period.

** Management fees charged to Putnam Short Term Investment Fund have been waived by Putnam Management. There were no realized or unrealized gains or losses during the period.

Note 6 — Market, credit and other risks

In the normal course of business, the fund trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk) or failure of the contracting party to the transaction to perform (credit risk). The fund may be exposed to additional credit risk that an institution or other entity with which the fund has unsettled or open transactions will default. Investments in foreign securities involve certain risks, including those related to economic instability, unfavorable political developments, and currency fluctuations. The fund may invest a significant portion of its assets in securitized debt instruments, including mortgage-backed and asset-backed investments. The yields and values of these investments are sensitive to changes in interest rates, the rate of principal payments on the underlying assets and the market’s perception of the issuers. The market for these investments may be volatile and limited, which may make them difficult to buy or sell.

Note 7 — Senior loan commitments

Senior loans are purchased or sold on a when-issued or delayed delivery basis and may be settled a month or more after the trade date, which from time to time can delay the actual investment of available cash balances; interest income is accrued based on the terms of the securities. Senior loans can be acquired through an agent, by assignment from another holder of the loan, or as a participation interest in another holder’s portion of the loan. When the fund invests in a loan or participation, the fund is subject to the risk that an intermediate participant between the fund and the borrower will fail to meet its obligations to the fund, in addition to the risk that the borrower under the loan may default on its obligations.

Putnam VT Global Asset Allocation Fund 43

Note 8 — Offsetting of financial and derivative assets and liabilities

The following table summarizes any derivatives, repurchase agreements and reverse repurchase agreements, at the end of the reporting period, that are subject to an enforceable master netting agreement or similar agreement. For securities lending transactions or borrowing transactions associated with securities sold short, if any, see Note 1. For financial reporting purposes, the fund does not offset financial assets and financial liabilities that are subject to the master netting agreements in the Statement of assets and liabilities.

	Bank of America N.A.	Barclays Bank PLC	Barclays Capital, Inc. (clearing broker)	Citibank, N.A.	Citigroup Global Markets, Inc.	Credit Suisse International	Goldman Sachs International	HSBC Bank USA, National Association	JPMorgan Chase Bank N.A.	JPMorgan Securities LLC	Merrill Lynch, Pierce, Fenner & Smith, Inc.	Morgan Stanley & Co. International PLC	Royal Bank of Scotland PLC (The)	State Street Bank and Trust Co.	UBS AG	WestPac Banking Corp.	Total
Assets:
Centrally cleared interest rate
swap contracts§	$—	$—	$1,047	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$1,047
OTC Total return
swap contracts*#	—	86	—	234,855	—	288	—	—	—	147	—	—	—	—	—	—	235,376
OTC Credit default contracts —
protection sold*#	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—
OTC Credit default contracts —
protection purchased*#	—	—	—	—	1,119	21,786	9,938	—	—	5,278	—	—	—	—	—	—	38,121
Centrally cleared credit
default contracts§	—	—	1,118	—	—	—	—	—	—	—	—	—	—	—	—	—	1,118
Futures contracts§	—	—	—	—	—	—	—	—	—	—	21,016	—	—	—	—	—	21,016
Forward currency contracts#	4,592	5,487	—	13,254	—	9,011	43,405	11,179	13,388	—	—	—	2,387	8,217	8,389	3,057	122,366
Purchased options**#	—	29,702	—	—	—	—	—	—	3	—	—	—	—	—	—	—	29,705
Total Assets	$4,592	$35,275	$2,165	$248,109	$1,119	$31,085	$53,343	$11,179	$13,391	$5,425	$21,016	$—	$2,387	$8,217	$8,389	$3,057	$448,749
Liabilities:
Centrally cleared interest rate
swap contracts§	—	—	1,584	—	—	—	—	—	—	—	—	—	—	—	—	—	1,584
OTC Total return
swap contracts*#	—	875	—	185,591	—	488	227	—	—	—	—	—	—	—	—	—	187,181
OTC Credit default contracts —
protection sold*#	6,265	—	—	—	—	52,274	34,497	—	—	63,031	—	1,939	—	—	—	—	158,006
OTC Credit default contracts —
protection purchased*#	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—
Centrally cleared credit
default contracts§	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—
Futures contracts§	—	—	—	—	—	—	—	—	—	—	68,200	—	—	—	—	—	68,200
Forward currency contracts#	18,566	18,443	—	25,000	—	12,840	85,589	5,917	12,958	—	—	—	15,061	29,456	19,265	8,640	251,735
Written swap options #	—	—	—	—	—	—	—	—	2,438	—	—	—	—	—	—	—	2,438
Written options #	—	22,335	—	—	—	—	—	—	3	—	—	—	—	—	—	—	22,338
Total Liabilities	$24,831	$41,653	$1,584	$210,591	$—	$65,602	$120,313	$5,917	$15,399	$63,031	$68,200	$1,939	$15,061	$29,456	$19,265	$8,640	$691,482
Total Financial and Derivative
Net Assets	$(20,239)	$(6,378)	$581	$37,518	$1,119	$(34,517)	$(66,970)	$5,262	$(2,008)	$(57,606)	$(47,184)	$(1,939)	$(12,674)	$(21,239)	$(10,876)	$(5,583)	$(242,733)
Total collateral received
(pledged)†##	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—
Net amount	$(20,239)	$(6,378)	$581	$37,518	$1,119	$(34,517)	$(66,970)	$5,262	$(2,008)	$(57,606)	$(47,184)	$(1,939)	$(12,674)	$(21,239)	$(10,876)	$(5,583)
Controlled collateral received
(including TBA commitments)**	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—
Uncontrolled collateral received	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—
Collateral (pledged) (including
TBA commitments)**	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—

*Excludes premiums, if any. Included in unrealized appreciation and depreciation on OTC swap contracts on the Statement of assets and liabilities.

**Included with Investments in securities on the Statement of assets and liabilities.

†Additional collateral may be required from certain brokers based on individual agreements.

# Covered by master netting agreement (Note 1).

## Any over-collateralization of total financial and derivative net assets is not shown. Collateral may include amounts related to unsettled agreements.

§ Includes current day’s variation margin only as reported on the Statement of assets and liabilities, which is not collateralized. Cumulative appreciation/(depreciation) for futures contracts and centrally cleared swap contracts is represented in the tables listed after the fund’s portfolio. Collateral pledged for initial margin on futures contracts and centrally cleared swap contracts, which is not included in the table above, amounted to $522,842 and $97,955, respectively.

44 Putnam VT Global Asset Allocation Fund	Putnam VT Global Asset Allocation Fund 45

Note 9 — Summary of derivative activity

The volume of activity for the reporting period for any derivative type that was held during the period is listed below and was based on an average of the holdings at the end of each fiscal quarter:

Purchased equity option contracts (contract amount)	$1
Purchased currency options (contract amount)	$2,700,000
Written equity option contracts (contract amount)	$1
Written currency options (contract amount)	$2,700,000
Written swap option contracts (contract amount)	$220,000
Futures contracts (number of contracts)	400
Forward currency contracts (contract amount)	$31,900,000
Centrally cleared interest rate swap contracts (notional)	$15,000,000
OTC total return swap contracts (notional)	$15,000,000
OTC credit default contracts (notional)	$1,700,000
Centrally cleared credit default contracts (notional)	$6,200,000
Warrants (number of warrants)	6,000

Fair value of derivative instruments as of the close of the reporting period

	Asset derivatives		Liability derivatives
Derivatives not accounted
for as hedging instruments	Statement of assets and		Statement of assets and
under ASC 815	liabilities location	Fair value	liabilities location	Fair value
Credit contracts	Receivables, Net assets —		Payables, Net assets —
	Unrealized appreciation	$175,693*	Unrealized depreciation	$178,470*
Foreign exchange contracts	Investments, Receivables	152,071	Payables	274,073
Equity contracts	Investments, Receivables,
	Net assets — Unrealized		Payables, Net assets —
	appreciation	342,650*	Unrealized depreciation	210,846*
Interest rate contracts	Receivables, Net assets —		Payables, Net assets —
	Unrealized appreciation	25,403*	Unrealized depreciation	83,245*
Total		$695,817		$746,634

* Includes cumulative appreciation/depreciation of futures contracts and/or centrally cleared swaps as reported in the fund’s portfolio. Only current day’s variation margin is reported within the Statement of assets and liabilities.

The following is a summary of realized and change in unrealized gains or losses of derivative instruments in the Statement of operations for the reporting period (Note 1):

Amount of realized gain or (loss) on derivatives recognized in net gain or (loss) on investments

Derivatives not accounted for as				Forward currency
hedging instruments under ASC 815	Warrants	Options	Futures	contracts	Swaps	Total
Credit contracts	$—	$—	$—	$—	$165,969	$165,969
Foreign exchange contracts	—	48,921	—	180,390	—	$229,311
Equity contracts	22,269	(3,024)	1,934,393	—	54,950	$2,008,588
Interest rate contracts	—	(10,726)	140,753	—	(9,817)	$120,210
Total	$22,269	$35,171	$2,075,146	$180,390	$211,102	$2,524,078

Change in unrealized appreciation or (depreciation) on derivatives recognized in net gain or (loss) on investments

Derivatives not accounted for as				Forward currency
hedging instruments under ASC 815	Warrants	Options	Futures	contracts	Swaps	Total
Credit contracts	$—	$—	$—	$—	$(93,320)	$(93,320)
Foreign exchange contracts	—	(3,628)	—	(72,129)	—	$(75,757)
Equity contracts	(2,178)	—	123,036	—	(17,116)	$103,742
Interest rate contracts	—	10,723	(25,854)	—	(4,628)	$(19,759)
Total	$(2,178)	$7,095	$97,182	$(72,129)	$(115,064)	$(85,094)

Federal tax information (Unaudited)

Pursuant to §852 of the Internal Revenue Code, as amended, the fund hereby designates $8,319,683 as a capital gain dividend with respect to the taxable year ended December 31, 2017, or, if subsequently determined to be different, the net capital gain of such year.

The fund designated 49.44% of ordinary income distributions as qualifying for the dividends received deduction for corporations.

46 Putnam VT Global Asset Allocation Fund

About the Trustees

Putnam VT Global Asset Allocation Fund 47

*Mr. Reynolds is an “interested person” (as defined in the Investment Company Act of 1940) of the fund and Putnam Investments. He is President and Chief Executive Officer of Putnam Investments, as well as the President of your fund and each of the other Putnam funds.

The address of each Trustee is One Post Office Square, Boston, MA 02109.

As of December 31, 2017, there were 106 Putnam funds. All Trustees serve as Trustees of all Putnam funds.

Each Trustee serves for an indefinite term, until his or her resignation, retirement at age 75, removal, or death.

Officers

In addition to Robert L. Reynolds, the other officers of the fund are shown below:

Jonathan S. Horwitz (Born 1955)	Michael J. Higgins (Born 1976)	Mark C. Trenchard (Born 1962)
Executive Vice President, Principal Executive	Vice President, Treasurer, and Clerk	Vice President and BSA Compliance Officer
Officer, and Compliance Liaison	Since 2010	Since 2002
Since 2004		Director of Operational Compliance,
	Janet C. Smith (Born 1965)	Putnam Investments and Putnam
Robert T. Burns (Born 1961)	Vice President, Principal Financial Officer,	Retail Management
Vice President and Chief Legal Officer	Principal Accounting Officer, and Assistant
Since 2011	Treasurer	Nancy E. Florek (Born 1957)
General Counsel, Putnam Investments, Putnam	Since 2007	Vice President, Director of Proxy Voting and
Management, and Putnam Retail Management	Head of Fund Administration Services,	Corporate Governance, Assistant Clerk, and
	Putnam Investments and Putnam Management	Assistant Treasurer
James F. Clark (Born 1974)		Since 2000
Vice President and Chief Compliance Officer	Susan G. Malloy (Born 1957)
Since 2016	Vice President and Assistant Treasurer	Denere P. Poulack (Born 1968)
Chief Compliance Officer, Putnam Investments	Since 2007	Assistant Vice President, Assistant Clerk,
and Putnam Management	Head of Accounting, Middle Office, & Control	and Assistant Treasurer
	Services, Putnam Investments and	Since 2004
Putnam Management

The principal occupations of the officers for the past five years have been with the employers as shown above, although in some cases they have held different positions with such employers. The address of each officer is One Post Office Square, Boston, MA 02109.

48 Putnam VT Global Asset Allocation Fund

Other important information

Proxy voting

Putnam is committed to managing our mutual funds in the best interests of our shareholders. The Putnam funds’ proxy voting guidelines and procedures, as well as information regarding how your fund voted proxies relating to portfolio securities during the 12-month period ended June 30, 2017, are available in the Individual Investors section of putnam.com and on the Securities and Exchange Commission’s (SEC) website, www.sec.gov. If you have questions about finding forms on the SEC’s website, you may call the SEC at 1-800-SEC-0330. You may also obtain the Putnam funds’ proxy voting guidelines and procedures at no charge by calling Putnam’s Shareholder Services at 1-800-225-1581.

Fund portfolio holdings

Each Putnam VT fund will file a complete schedule of its portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Shareholders may obtain the fund’s Form N-Q on the SEC’s website at www.sec.gov. In addition, the fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. You may call the SEC at 1-800-SEC-0330 for information about the SEC’s website or the operation of the Public Reference Room.

Fund information

Investment Manager	Investor Servicing Agent	Trustees
Putnam Investment Management, LLC	Putnam Investor Services, Inc.	Jameson A. Baxter, Chair
One Post Office Square	Mailing address:	Kenneth R. Leibler, Vice Chair
Boston, MA 02109	P.O. Box 8383	Liaquat Ahamed
	Boston, MA 02266-8383	Ravi Akhoury
Investment Sub-Advisors	1-800-225-1581	Barbara M. Baumann
Putnam Investments Limited		Katinka Domotorffy
16 St James’s Street	Custodian	Catharine Bond Hill
London, England SW1A 1ER	State Street Bank and Trust Company	Paul L. Joskow
Robert E. Patterson
The Putnam Advisory Company, LLC	Legal Counsel	George Putnam, III
One Post Office Square	Ropes & Gray LLP	Robert L. Reynolds
Boston, MA 02109		Manoj P. Singh
Independent Registered
Marketing Services	Public Accounting Firm
Putnam Retail Management	PricewaterhouseCoopers LLP
One Post Office Square
Boston, MA 02109

The fund’s Statement of Additional Information contains additional information about the fund’s Trustees and is available without charge upon request by calling 1-800-225-1581.

Putnam VT Global Asset Allocation Fund 49

This report has been prepared for the shareholders	H505
of Putnam VT Global Asset Allocation Fund.	VTAN062 309484 2/18

Item 2. Code of Ethics:

(a) The fund's principal executive, financial and accounting officers are employees of Putnam Investment Management, LLC, the Fund's investment manager. As such they are subject to a comprehensive Code of Ethics adopted and administered by Putnam Investments which is designed to protect the interests of the firm and its clients. The Fund has adopted a Code of Ethics which incorporates the Code of Ethics of Putnam Investments with respect to all of its officers and Trustees who are employees of Putnam Investment Management, LLC. For this reason, the Fund has not adopted a separate code of ethics governing its principal executive, financial and accounting officers.

Item 3. Audit Committee Financial Expert:

The Funds' Audit, Compliance and Distributions Committee is comprised solely of Trustees who are “independent” (as such term has been defined by the Securities and Exchange Commission (“SEC”) in regulations implementing Section 407 of the Sarbanes-Oxley Act (the “Regulations”)). The Trustees believe that each of the members of the Audit, Compliance and Distributions Committee also possess a combination of knowledge and experience with respect to financial accounting matters, as well as other attributes, that qualify them for service on the Committee. In addition, the Trustees have determined that each of Mr. Patterson, Ms. Baumann and Mr. Singh qualifies as an “audit committee financial expert” (as such term has been defined by the Regulations) based on their review of his or her pertinent experience and education. The SEC has stated, and the funds' amended and restated agreement and Declaration of Trust provides, that the designation or identification of a person as an audit committee financial expert pursuant to this Item 3 of Form N-CSR does not impose on such person any duties, obligations or liability that are greater than the duties, obligations and liability imposed on such person as a member of the Audit, Compliance and Distribution Committee and the Board of Trustees in the absence of such designation or identification.

Item 4. Principal Accountant Fees and Services:

The following table presents fees billed in each of the last two fiscal years for services rendered to the fund by the fund's independent auditor:

Fiscal year ended	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees

December 31, 2017	$108,307	$ —	$19,727	$205
December 31, 2016	$108,192	$ —	$17,266	$ —

For the fiscal years ended December 31, 2017 and December 31, 2016, the fund's independent auditor billed aggregate non-audit fees in the amounts of $402,462 and $577,019 respectively, to the fund, Putnam Management and any entity controlling, controlled by or under common control with Putnam Management that provides ongoing services to the fund.

Audit Fees represent fees billed for the fund's last two fiscal years relating to the audit and review of the financial statements included in annual reports and registration statements, and other services that are normally provided in connection with statutory and regulatory filings or engagements.

Audit-Related Fees represent fees billed in the fund's last two fiscal years for services traditionally performed by the fund's auditor, including accounting consultation for proposed transactions or concerning financial accounting and reporting standards and other audit or attest services not required by statute or regulation.

Tax Fees represent fees billed in the fund's last two fiscal years for tax compliance, tax planning and tax advice services. Tax planning and tax advice services include assistance with tax audits, employee benefit plans and requests for rulings or technical advice from taxing authorities.

All Other Fees represent fees billed for services relating to an analysis of fund profitability

Pre-Approval Policies of the Audit, Compliance and Distributions Committee. The Audit, Compliance and Distributions Committee of the Putnam funds has determined that, as a matter of policy, all work performed for the funds by the funds' independent auditors will be pre-approved by the Committee itself and thus will generally not be subject to pre-approval procedures.

The Audit, Compliance and Distributions Committee also has adopted a policy to pre-approve the engagement by Putnam Management and certain of its affiliates of the funds' independent auditors, even in circumstances where pre-approval is not required by applicable law. Any such requests by Putnam Management or certain of its affiliates are typically submitted in writing to the Committee and explain, among other things, the nature of the proposed engagement, the estimated fees, and why this work should be performed by that particular audit firm as opposed to another one. In reviewing such requests, the Committee considers, among other things, whether the provision of such services by the audit firm are compatible with the independence of the audit firm.

The following table presents fees billed by the fund's independent auditor for services required to be approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X.

Fiscal year ended	Audit-Related Fees	Tax Fees	All Other Fees	Total Non-Audit Fees

December 31, 2017	$ —	$382,530	$ —	$ —
December 31, 2016	$ —	$559,753	$ —	$ —

Item 5. Audit Committee of Listed Registrants

Not applicable

Item 6. Schedule of Investments:

The registrant's schedule of investments in unaffiliated issuers is included in the report to shareholders in Item 1 above.

Item 7. Disclosure of Proxy Voting Policies and Procedures For Closed-End Management Investment Companies:

Not applicable

Item 8. Portfolio Managers of Closed-End Investment Companies

Not Applicable

Item 9. Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers:

Not applicable

Item 10. Submission of Matters to a Vote of Security Holders:

Not applicable

Item 11. Controls and Procedures:

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 12. Exhibits:

(a)(1) The Code of Ethics of The Putnam Funds, which incorporates the Code of Ethics of Putnam Investments, is filed herewith.

(a)(2) Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

(b) The certifications required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Variable Trust

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer

Date: February 27, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer

Date: February 27, 2018

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Financial Officer

Date: February 27, 2018